UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-3091

Name of Fund: BlackRock Series Funds, Inc.
              BlackRock Balanced Capital Portfolio
              BlackRock Bond Portfolio
              BlackRock Fundamental Growth Portfolio
              BlackRock Global Allocation Portfolio
              BlackRock Government Income Portfolio
              BlackRock High Income Portfolio
              BlackRock Large Cap Core Portfolio
              BlackRock Money Market Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
     Officer, FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry                                        Held                    Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                   160,000     Honeywell International, Inc.                                 $  7,369,600
                                             105,000     Raytheon Co.                                                     5,508,300
                                             160,000     United Technologies Corp.                                       10,400,000
                                                                                                                       ------------
                                                                                                                         23,277,900
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.9%                           125,000     Harley-Davidson, Inc.                                            7,343,750
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.0%                             145,000     Anheuser-Busch Cos., Inc.                                        7,316,700
                                              72,500     Coca-Cola Enterprises, Inc.                                      1,468,125
                                                                                                                       ------------
                                                                                                                          8,784,825
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%                     325,000     Masco Corp.                                                      8,905,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.9%                        90,000     Legg Mason, Inc.                                                 8,478,900
                                             285,000     Mellon Financial Corp. (i)                                      12,294,900
                                             160,000     Morgan Stanley                                                  12,601,600
                                                                                                                       ------------
                                                                                                                         33,375,400
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                             215,000     E.I. du Pont de Nemours & Co.                                   10,627,450
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%                      325,000     Wells Fargo & Co.                                               11,189,750
-----------------------------------------------------------------------------------------------------------------------------------
Communications                               485,000     Cisco Systems, Inc. (a)                                         12,382,050
Equipment - 2.8%                             305,000     Juniper Networks, Inc. (a)                                       6,002,400
                                             285,000     Motorola, Inc.                                                   5,035,950
                                                                                                                       ------------
                                                                                                                         23,420,400
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                                  265,000     Hewlett-Packard Co.                                             10,637,100
Peripherals - 3.4%                           125,000     International Business Machines Corp.                           11,782,500
                                           1,050,000     Sun Microsystems, Inc. (a)                                       6,310,500
                                                                                                                       ------------
                                                                                                                         28,730,100
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                        255,000     Citigroup, Inc.                                                 13,091,700
Services - 2.8%                              220,000     JPMorgan Chase & Co.                                            10,643,600
                                                                                                                       ------------
                                                                                                                         23,735,300
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                215,000     AT&T Inc.                                                        8,477,450
Services - 2.1%                              245,000     Verizon Communications, Inc.                                     9,290,400
                                                                                                                       ------------
                                                                                                                         17,767,850
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                           110,000     GlobalSantaFe Corp.                                              6,784,800
Services - 2.3%                               70,000     Schlumberger Ltd.                                                4,837,000
                                             170,000     Weatherford International Ltd. (a)(i)                            7,667,000
                                                                                                                       ------------
                                                                                                                         19,288,800
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.7%                         180,000     Cadbury Schweppes Plc (b)                                        9,246,600
                                             110,000     General Mills, Inc.                                              6,404,200
                                              37,500     Nestle SA Registered Shares                                     14,604,678
                                             325,000     Unilever NV (b)                                                  9,496,500
                                                                                                                       ------------
                                                                                                                         39,751,978
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                        270,000     Baxter International, Inc.                                      14,220,900
& Supplies - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                        110,000     AmerisourceBergen Corp.                                          5,802,500
& Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                          295,000     McDonald's Corp.                                                13,289,750
& Leisure - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.8%                    135,000     Sony Corp. (b)                                                   6,816,150
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.7%                    210,000     Kimberly-Clark Corp.                                            14,382,900
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                           201,000     Accenture Ltd. Class A                                           7,746,540
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                   100,000     3M Co.                                                           7,643,000
Conglomerates - 4.9%                         380,000     General Electric Co.                                            13,436,800
                                             145,000     Textron, Inc.                                                   13,021,000
                                             250,000     Tyco International Ltd.                                          7,887,500
                                                                                                                       ------------
                                                                                                                         41,988,300
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                              Shares
Industry                                        Held                    Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.0%                             200,000     ACE Ltd.                                                      $ 11,412,000
                                             195,000     American International Group, Inc.                              13,107,900
                                              56,400     Genworth Financial, Inc. Class A                                 1,970,616
                                             110,000     Prudential Financial, Inc.                                       9,928,600
                                             125,000     RenaissanceRe Holdings Ltd.                                      6,267,500
                                                                                                                       ------------
                                                                                                                         42,686,616
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software                            270,000     Yahoo!, Inc. (a)                                                 8,448,300
& Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                             180,000     Dover Corp.                                                      8,785,800
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.8%                                  35,000     CBS Corp. Class B                                                1,070,650
                                             325,000     Comcast Corp. Special Class A (a)                                8,277,750
                                             160,000     Walt Disney Co.                                                  5,508,800
                                                                                                                       ------------
                                                                                                                         14,857,200
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                       220,000     Alcoa, Inc.                                                      7,458,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                        130,000     Devon Energy Corp.                                               8,998,600
Fuels - 4.3%                                  85,000     EnCana Corp.                                                     4,303,550
                                              85,000     Exxon Mobil Corp.                                                6,413,250
                                             215,000     Murphy Oil Corp.                                                11,481,000
                                              75,000     Total SA (b)                                                     5,233,500
                                                                                                                       ------------
                                                                                                                         36,429,900
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                               110,000     International Paper Co.                                          4,004,000
Products - 1.1%                              180,000     MeadWestvaco Corp.                                               5,551,200
                                                                                                                       ------------
                                                                                                                          9,555,200
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.3%                       250,000     Bristol-Myers Squibb Co.                                         6,940,000
                                             100,000     GlaxoSmithKline Plc (b)                                          5,526,000
                                             125,000     Pfizer, Inc.                                                     3,157,500
                                             285,000     Schering-Plough Corp.                                            7,270,350
                                             270,000     Wyeth                                                           13,508,100
                                                                                                                       ------------
                                                                                                                         36,401,950
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               215,000     Applied Materials, Inc.                                          3,938,800
Equipment - 1.6%                             255,000     Intersil Corp. Class A                                           6,754,950
                                             105,000     Texas Instruments, Inc.                                          3,160,500
                                                                                                                       ------------
                                                                                                                         13,854,250
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.3%                              125,000     Electronic Arts, Inc. (a)                                        6,295,000
                                             180,000     Microsoft Corp.                                                  5,016,600
                                                                                                                       ------------
                                                                                                                         11,311,600
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                      350,000     Limited Brands, Inc.                                             9,121,000
                                             145,000     Office Depot, Inc. (a)                                           5,095,300
                                                                                                                       ------------
                                                                                                                         14,216,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks  (Cost - $445,938,355) - 66.5%             564,450,659
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face
                                              Amount                     Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%            USD       335,000     BAC Capital Trust VI, 5.625% due 3/08/2035                         311,232
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                        340,000     Pemex Project Funding Master Trust, 7.375% due 12/15/2014          375,530
Fuels - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Capital Trusts  (Cost - $687,477) - 0.1%                     686,762
-----------------------------------------------------------------------------------------------------------------------------------
                                              Shares
                                                Held                    Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                            20,800     Fannie Mae Series O, 7%                                          1,092,000
Finance - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Stocks  (Cost - $1,157,000) - 0.1%               1,092,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face
Industry                                      Amount                       Trust Preferreds                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%            USD       350,000     SunTrust Capital VIII, 6.10% due 12/01/2066 (c)               $    327,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Trust Preferreds  (Cost - $344,337) - 0.0%                   327,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Securities  (Cost - $2,188,814) - 0.2%           2,106,620
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                                  375,000     Honeywell International, Inc., 5.70% due 3/15/2036                 365,142
Defense - 0.0%                                10,000     Raytheon Co., 8.30% due 3/01/2010                                   10,899
                                                                                                                       ------------
                                                                                                                            376,041
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                              223,958     American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012        216,254
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                     165,000     Momentive Performance Materials, Inc.,
                                                         10.125% due 12/01/2014 (d)(e)                                      171,600
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                       255,000     Mellon Funding Corp., 4.875% due 6/15/2007                         254,762
                                           5,250,000     Morgan Stanley, 5.60% due 1/09/2012                              5,249,286
                                                                                                                       ------------
                                                                                                                          5,504,048
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                                   620,000     Barclays Bank Plc, 8.55% (d)(k)                                    694,270
Banks - 0.2%                                 435,000     Corporacion Andina de Fomento, 6.875% due 3/15/2012                463,116
                                   JPY   102,000,000     Kreditanstalt fuer Wiederaufbau, 0.325% due 8/08/2011 (c)          865,640
                                                                                                                       ------------
                                                                                                                          2,023,026
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                           USD     1,575,000     HSBC Finance Corp., 6.50% due 11/15/2008                         1,605,845
Finance - 0.2%                               305,000     MBNA Corp., 4.625% due 9/15/2008                                   302,676
                                                                                                                       ------------
                                                                                                                          1,908,521
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                        590,000     Bank of America Corp., 4.875% due 9/15/2012                        583,156
Services - 0.7%                              990,000     Citigroup, Inc., 5.625% due 8/27/2012                            1,007,933
                                           1,050,000     Citigroup, Inc., 5.50% due 2/15/2017                             1,044,520
                                           2,740,000     General Electric Capital Corp., 5% due 11/15/2011                2,731,920
                                             280,000     JPMorgan Chase & Co., 4.891% due 9/01/2015 (c)                     277,497
                                                                                                                       ------------
                                                                                                                          5,645,026
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                                  280,000     Deutsche Telekom International Finance BV,
Telecommunication                                        8.25% due 6/15/2030                                                346,824
Services - 0.2%                              250,000     GTE Corp., 6.84% due 4/15/2018                                     270,538
                                             515,000     TELUS Corp., 7.50% due 6/01/2007                                   516,631
                                             405,000     Telecom Italia Capital SA, 6% due 9/30/2034                        366,738
                                                                                                                       ------------
                                                                                                                          1,500,731
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                    175,000     Jersey Central Power & Light Co., 6.40% due 5/15/2036              179,892
                                             335,000     Nevada Power Co., 6.65% due 4/01/2036                              349,106
                                             405,000     Public Service Co. of New Mexico, 4.40% due 9/15/2008              399,969
                                             460,000     Sierra Pacific Power Co., 6% due 5/15/2016                         466,407
                                             423,000     Southern California Edison Co., 5.625% due 2/01/2036               409,722
                                                                                                                       ------------
                                                                                                                          1,805,096
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      315,000     UnitedHealth Group, Inc., 5.80% due 3/15/2036                      303,457
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1               450,000     Hutchison Whampoa International (03/33) Ltd.,
                                                         7.45% due 11/24/2033 (d)                                           518,220
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                             470,000     American International Group, Inc., 6.25% due 5/01/2036            493,327
                                             315,000     Lincoln National Corp., 7% due 5/17/2066 (c)                       330,089
                                             620,000     MetLife, Inc., 6.40% due 12/15/2066                                605,364
                                             235,000     Principal Life Global Funding I, 3.625% due 4/30/2008 (d)          230,084
                                             910,000     The Travelers Cos., Inc., 6.25% due 3/15/2067 (c)                  898,713
                                                                                                                       ------------
                                                                                                                          2,557,577
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.6%                                 505,000     Comcast Corp., 5.85% due 1/15/2010                                 514,344
                                             625,000     Comcast Corp., 6.50% due 1/15/2017                                 659,626
                                             460,000     Comcast Corp., 6.45% due 3/15/2037                                 460,524

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face
Industry                                      Amount                      Corporate Bonds                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   USD       365,000     Cox Communications, Inc., 7.125% due 10/01/2012               $    393,500
                                             145,000     Idearc, Inc., 8% due 11/15/2016 (d)                                149,169
                                             470,000     News America, Inc., 6.40% due 12/15/2035                           467,497
                                             830,000     News America, Inc., 6.75% due 1/09/2038                            877,021
                                             910,000     Time Warner Companies, Inc., 9.125% due 1/15/2013                1,066,417
                                             795,000     Time Warner, Inc., 5.875% due 11/15/2016                           801,619
                                                                                                                       ------------
                                                                                                                          5,389,717
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                        80,000     Ameren Corp., 4.263% due 5/15/2007                                  79,829
                                             215,000     Xcel Energy, Inc., 6.50% due 7/01/2036                             226,003
                                                                                                                       ------------
                                                                                                                            305,832
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                    540,000     Xerox Corp., 6.40% due 3/15/2016                                   555,403
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                        915,000     Anadarko Petroleum Corp., 6.45% due 9/15/2036                      905,435
Fuels - 0.5%                                 295,000     Colonial Pipeline Co., 7.63% due 4/15/2032 (d)                     364,865
                                             215,000     Motiva Enterprises LLC, 5.20% due 9/15/2012 (d)                    213,948
                                             585,000     Northwest Pipeline Corp., 7% due 6/15/2016                         626,681
                                           1,750,000     Pemex Project Funding Master Trust,
                                                         6.655% due 6/15/2010 (c)(d)                                      1,794,625
                                             345,000     Sabine Pass LNG LP, 7.50% due 11/30/2016 (d)                       347,587
                                              90,000     Tennessee Gas Pipeline Co., 7% due 10/15/2028                       96,360
                                                                                                                       ------------
                                                                                                                          4,349,501
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                       450,000     Bristol-Myers Squibb Co., 5.875% due 11/15/2036                    441,000
                                              10,000     Eli Lilly & Co., 7.125% due 6/01/2025                               11,469
                                             450,000     Wyeth, 6% due 2/15/2036                                            447,515
                                                                                                                       ------------
                                                                                                                            899,984
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                       170,000     Developers Diversified Realty Corp., 6.625% due 1/15/2008          171,559
Trusts (REITs) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               290,000     Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)(d)        287,825
Equipment - 0.3%                              40,000     Freescale Semiconductor, Inc., 9.23% due 12/15/2014 (c)(d)          39,900
                                           1,986,000     International Rectifier Corp., 4.25% due 7/15/2007 (j)           1,973,588
                                                                                                                       ------------
                                                                                                                          2,301,313
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   350,000     Sprint Capital Corp., 8.75% due 3/15/2032                          412,832
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Corporate Bonds  (Cost - $36,919,173) - 4.3%              36,915,738
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                             712,500     Argentina Bonos, 5.475% due 8/03/2012 (c)                          680,313
                                   AUD     9,500,000     Australian Government, 5.75% due 6/15/2011                       7,585,642
                                   JPY    83,700,000     Finland Government International Bond, 0.30% due 10/18/2007        708,366
                                   USD       157,000     Mexico Government International Bond, 6.375% due 1/16/2013         165,556
                                             265,000     Mexico Government International Bond, 5.875% due 1/15/2014         272,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Foreign Government Obligations
                                                         (Cost - $9,179,807) - 1.1%                                       9,412,827
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
                                             950,000     ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                         6% due 9/25/2035 (c)                                               928,134
                                           2,500,000     ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                          5.52% due 10/25/2035 (c)                                        2,500,636
                                           1,050,000     Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                         Class M1, 6.17% due 8/25/2033 (c)                                1,056,988
                                             836,569     Bear Stearns Asset Backed Securities, Inc. Series 2005-4
                                                         Class A, 5.65% due 1/25/2036 (c)                                   836,566
                                           2,550,000     Bear Stearns Asset Backed Securities, Inc. Series 2005-HE10
                                                         Class A2, 5.61% due 8/25/2035 (c)                                2,554,131

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face
                                              Amount                        Asset-Backed Securities**                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   USD     1,000,000     Bear Stearns Asset Backed Securities, Inc. Series 2005-SD1
                                                         Class 1A2, 5.62% due 7/25/2027 (c)                            $  1,002,001
                                           2,166,987     Carrington Mortgage Loan Trust Series 2006-NC5
                                                         Class A1, 5.37% due 1/25/2037 (c)                                2,168,251
                                           3,125,000     Citibank Credit Card Issuance Trust Series 2003-A8
                                                         Class A8, 3.50% due 8/16/2010                                    3,059,644
                                             750,000     Countrywide Asset Backed Certificates Series 2004-13
                                                         Class AF4, 4.583% due 1/25/2033 (c)                                739,829
                                             750,000     Countrywide Asset Backed Certificates Series 2004-13
                                                         Class MF1, 5.071% due 12/25/2034 (c)                               734,094
                                           2,540,000     Daimler Chrysler Auto Trust Series 2004-B Class A4,
                                                         3.71% due 10/08/2009                                             2,515,238
                                           1,350,000     Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                                         5.87% due 7/25/2034 (c)                                          1,352,268
                                             919,800     First Franklin Mortgage Loan Asset Backed Certificates
                                                         Series 2004-FF10 Class A2, 5.72% due 12/25/2032 (c)                920,909
                                           1,748,396     First Franklin Mortgage Loan Asset Backed Certificates
                                                         Series 2005-FF10 Class A6, 5.67% due 11/25/2035 (c)              1,748,387
                                           1,430,594     Ford Credit Auto Owner Trust Series 2005-C Class A3,
                                                         4.30% due 8/15/2009                                              1,421,664
                                             468,424     Home Equity Asset Trust Series 2005-1 Class A2,
                                                         5.60% due 5/25/2035 (c)                                            469,007
                                             294,495     Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                         5.57% due 8/25/2035 (c)                                            294,521
                                           3,562,420     Honda Auto Receivables Owner Trust Series 2005-4
                                                         Class A3, 4.46% due 5/21/2009                                    3,546,568
                                           2,350,000     Honda Auto Receivables Owner Trust Series 2006-3
                                                         Class A3, 5.12% due 10/15/2010                                   2,351,351
                                           2,127,868     Indymac Residential Asset Backed Trust Series 2006-E
                                                         Class 2A1, 5.38% due 4/25/2037 (c)                               2,129,067
                                             531,433     Irwin Home Equity Series 2005-C Class 1A1,
                                                         5.58% due 4/25/2030 (c)                                            531,566
                                           1,753,918     Long Beach Mortgage Loan Trust Series 2006-11
                                                         Class 2A1, 5.38% due 12/25/2036 (c)                              1,754,984
                                             441,399     Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                         Class A2MZ, 5.62% due 12/25/2034 (c)                               441,680
                                             136,217     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                         Class A1MZ, 5.57% due 3/25/2035 (c)                                136,229
                                             141,143     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                         Class A2MZ, 5.57% due 3/25/2035 (c)                                141,156
                                           1,366,302     Nationstar Home Equity Loan Trust Series 2006-B
                                                         Class AV1, 6.02% due 9/25/2036                                   1,366,299
                                             777,620     New Century Home Equity Loan Trust Series 2005-2
                                                         Class A2MZ, 5.58% due 6/25/2035 (c)                                773,498
                                           2,000,000     Nissan Auto Receivables Owner Trust Series 2006-A
                                                         Class A4, 4.77% due 7/15/2011                                    1,991,515
                                           2,100,000     PECO Energy Transition Trust Series 2000-A Class A3,
                                                         7.625% due 3/01/2010                                             2,196,323
                                             227,562     Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                                         5.62% due 1/25/2035 (c)                                            227,676
                                             192,786     Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                                         5.66% due 1/25/2035 (c)                                            192,883

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face
                                              Amount                        Asset-Backed Securities**                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   USD       400,000     Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                         Class M2, 5.51% due 5/25/2035                                 $    393,003
                                           1,495,165     RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044 (c)           1,494,859
                                             490,206     Residential Asset Mortgage Products, Inc. Series 2004-RS11
                                                         Class A2, 5.59% due 12/25/2033 (c)                                 491,734
                                             914,736     Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                                         Class AI2, 5.49% due 3/25/2035 (c)                                 916,135
                                           2,150,000     Soundview Home Equity Loan Trust Series 2005-OPT3
                                                         Class A4, 5.62% due 11/25/2035 (c)                               2,152,104
                                           1,500,000     Structured Asset Investment Loan Trust Series 2003-BC6
                                                         Class M1, 6.07% due 7/25/2033 (c)                                1,502,745
                                           1,500,000     Structured Asset Investment Loan Trust Series 2003-BC7
                                                         Class M1, 6.07% due 7/25/2033 (c)                                1,503,077
                                             550,000     Structured Asset Investment Loan Trust Series 2004-8
                                                         Class M4, 6.32% due 9/25/2034 (c)                                  551,537
                                             454,373     Structured Asset Securities Corp. Series 2004-23XS
                                                         Class 2A1, 5.62% due 1/25/2035 (c)                                 455,955
                                             131,252     Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                         5.66% due 2/25/2032 (c)                                            131,259
                                              24,781     Whole Auto Loan Trust Series 2004-1 Class D,
                                                         5.60% due 3/15/2011                                                 24,765
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Asset-Backed Securities
                                                         (Cost - $51,707,082) - 6.1%                                     51,700,236
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Non-Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                      500,061     Impac Secured Assets CMN Owner Trust Series 2004-3
Obligations - 0.6%                                       Class 1A4, 5.72% due 11/25/2034 (c)                                501,050
                                           1,469,173     JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                                         5.21% due 4/25/2035 (c)                                          1,446,928
                                           1,805,813     Residential Accredit Loans, Inc. Series 2005-QS12
                                                         Class A8, 5.65% due 8/25/2035 (c)                                1,804,205
                                             318,330     Structured Asset Securities Corp. Series 2005-GEL2
                                                         Class A, 5.60% due 4/25/2035 (c)                                   318,154
                                             808,578     Structured Asset Securities Corp. Series 2005-OPT1
                                                         Class A4M, 5.67% due 11/25/2035 (c)                                808,311
                                                   4     Washington Mutual Series 2005-AR2 Class B4,
                                                         6.23% due 1/25/2045 (c)                                                  4
                                                                                                                       ------------
                                                                                                                          4,878,652
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed                 1,890,000     Banc of America Commercial Mortgage, Inc. Series 2003-2
Securities - 5.2%                                        Class A3, 4.873% due 3/11/2041                                   1,867,622
                                           1,850,000     Bear Stearns Commercial Mortgage Securities
                                                         Series 2006-PW14 Class A4, 5.201% due 12/11/2038                 1,824,045
                                           1,845,797     CS First Boston Mortgage Securities Corp. Series 2002-CP5
                                                         Class A1, 4.106% due 12/15/2035                                  1,806,660
                                           2,269,126     Capco America Securitization Corp. Series 1998-D7
                                                         Class A1B, 6.26% due 10/15/2030                                  2,293,189
                                           1,642,896     Chase Commercial Mortgage Securities Corp. Series 1999-2
                                                         Class A2, 7.198% due 1/15/2032                                   1,713,091
                                           1,866,000     First Union National Bank Commercial Mortgage
                                                         Series 1999-C4 Class D, 7.936% due 12/15/2031 (d)                1,988,039
                                           2,073,246     GMAC Commercial Mortgage Securities, Inc. Series 1998-C2
                                                         Class A2, 6.42% due 5/15/2035                                    2,095,365

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face
                                              Amount        Non-Government Agency Mortgage-Backed Securities**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   USD     5,500,000     GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
                                                         Class AAB, 4.702% due 12/10/2041                              $  5,369,297
                                           1,700,000     GS Mortgage Securities Corp. II Series 2006-GG6 Class A2,
                                                         5.506% due 4/10/2038 (c)                                         1,721,133
                                           1,350,000     Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                         Class A4, 4.755% due 6/10/2036                                   1,337,303
                                           1,840,000     Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                         Class A5, 4.883% due 6/10/2036                                   1,825,166
                                           1,845,000     JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2001-CIB2 Class A3, 6.429% due 4/15/2035                  1,929,734
                                           1,550,000     JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2006-CB17 Class A4, 5.429% due 12/12/2043                 1,553,938
                                           1,790,000     LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                         Class A2, 7.95% due 5/15/2025                                    1,908,427
                                           1,510,000     LB-UBS Commercial Mortgage Trust Series 2003-C8
                                                         Class A4, 5.124% due 11/15/2032 (c)                              1,500,759
                                           1,948,445     LB-UBS Commercial Mortgage Trust Series 2004-C7
                                                         Class A1A, 4.475% due 10/15/2029                                 1,893,053
                                           1,400,000     LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                         Class A5, 4.739% due 7/15/2030                                   1,347,390
                                           1,580,000     Morgan Stanley Capital I Series 2006-IQ12 Class A4,
                                                         5.332% due 12/15/2043                                            1,572,370
                                           3,510,000     Mortgage Capital Funding, Inc. Series 1998-MC1 Class E,
                                                         7.06% due 3/18/2030                                              3,544,810
                                           1,870,000     Mortgage Capital Funding, Inc. Series 1998-MC2 Class B,
                                                         6.549% due 6/18/2030                                             1,889,701
                                           1,675,000     Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                                                         Class A6A, 5.11% due 7/15/2042 (c)                               1,666,484
                                           1,520,000     Wachovia Bank Commercial Mortgage Trust Series 2006-C28
                                                         Class A4, 5.572% due 10/15/2048                                  1,540,518
                                                                                                                     -  -----------
                                                                                                                         44,188,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Non-Government Agency Mortgage-Backed Securities
                                                         (Cost - $49,364,669) - 5.8%                                     49,066,746
-----------------------------------------------------------------------------------------------------------------------------------
                                                            U.S. Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Guaranteed Pass-Through Certificates:
                                             916,656      4.00% due 8/01/2020 - 11/01/2020                                  865,882
                                           5,817,640      4.50% due 9/01/2020 - 4/15/2022 (o)                             5,632,326
                                          25,580,671      5.00% due 4/01/2020 - 4/15/2037 (o)                            24,947,563
                                           6,591,882      5.50% due 6/01/2021 - 4/15/2037 (o)                             6,590,474
                                          14,563,751      6.00% due 12/01/2008 - 4/15/2037 (o)                           14,807,771
                                           2,717,171      6.50% due 8/01/2032 - 4/15/2037                                 2,781,346
                                                         Freddie Mac Mortgage Participation Certificates:
                                           3,042,934      5.00% due 6/01/2036 - 10/01/2036                                2,942,842
                                          24,694,182      5.50% due 12/01/2013 - 5/15/2037 (o)                           24,545,554
                                           5,910,992      6.00% due 1/01/2034 - 1/01/2037                                 5,961,007
                                           2,023,740      6.016% due 11/01/2036                                           2,050,419
                                              15,140      6.04% due 12/01/2036                                               15,348
                                             397,713      7.00% due 7/01/2031 - 6/01/2032                                   413,099
                                              20,546     Ginnie Mae MBS Certificates, 7.50% due 3/15/2032                    21,454
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government Agency Mortgage-Backed Securities
                                                         (Cost - $91,453,239) - 10.8%                                    91,575,085
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Face       U.S. Government Agency Mortgage-Backed Securities -
                                              Amount              Collateralized Mortgage Obligations**                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Trust Series:
                                   USD     1,810,000      2003-87 Class TJ, 4.50% due 9/25/2018                        $  1,725,314
                                           3,348,044      2005-69 Class LE, 5.50% due 11/25/2033                          3,364,117
                                             960,250      2006-65 Class TA, 5.50% due 1/25/2030                             963,115
                                           3,374,968      378 Class 5, 5% due 7/01/2036 (n)                                 807,911
                                                         Freddie Mac Multiclass Certificates Series:
                                             925,424      3068 Class VA, 5.50% due 10/15/2016                               931,210
                                           2,667,241      3087 Class VA, 5.50% due 3/15/2015                              2,682,805
                                           1,589,542      3137 Class XP, 6.00% due 4/15/2036                              1,627,980
                                           1,326,380      3162 Class OA, 6.00% due 10/15/2026                             1,340,432
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government Agency Mortgage-Backed Securities -
                                                         Collateralized Mortgage Obligations
                                                         (Cost - $13,320,117) - 1.6%                                     13,442,884
-----------------------------------------------------------------------------------------------------------------------------------
                                                         U.S. Government & Agency Obligations
                                           2,220,000     Fannie Mae, 7.125% due 1/15/2030                                 2,756,172
                                             700,000     U.S. Treasury Bonds, 7.25% due 8/15/2022                           875,492
                                                         U.S. Treasury Inflation Indexed Bonds:
                                           1,616,540      3.875% due 1/15/2009                                            1,675,581
                                           1,404,638      3.50% due 1/15/2011 (l)                                         1,483,045
                                           3,444,578      1.625% due 1/15/2015                                            3,306,794
                                             892,185      2% due 1/15/2026                                                  847,925
                                             790,000      2.375% due 1/15/2027                                              799,323
                                           8,435,000     U.S. Treasury Notes, 4.625% due 2/15/2017                        8,417,869
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government & Agency Obligations
                                                         (Cost - $19,728,810) - 2.4%                                     20,162,201
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Fixed Income Securities
                                                         (Cost - $271,672,897) - 32.1%                                  272,275,717
-----------------------------------------------------------------------------------------------------------------------------------
                                          Beneficial
                                            Interest                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                   USD     9,427,939     BlackRock Liquidity Series, LLC
                                                         Cash Sweep Series, 5.26% (f)(g)                                  9,427,939
                                          12,576,600     BlackRock Liquidity Series, LLC
                                                         Money Market Series, 5.33% (f)(g)(h)                            12,576,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $22,004,539) - 2.6%                                     22,004,539
-----------------------------------------------------------------------------------------------------------------------------------
                                           Number of
                                          Contracts+                        Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                              8     Pay a fixed rate of 5.35% and receive a floating rate
                                                         based on 3-month LIBOR, expiring May 2007,
                                                         Broker Deutsche Bank AG (m)                                         26,970
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Purchased
                                                         (Premiums Paid - $39,560) - 0.0%                                    26,970
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments  (Cost - $741,844,165) - 101.4%              860,864,505
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                                      (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Number of
                                          Contracts+                       Options Written                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                               8     Pay a fixed rate of 5.29% and receive a floating rate
                                                         based on 3-month LIBOR, expiring October 2007,
                                                         Broker Deutsche Bank AG (m)                                   $   (168,374)
Put Options Written                                8     Receive a fixed rate of 5.29% and pay a floating rate
                                                         based on 3-month LIBOR, expiring October 2007,
                                                         Broker Deutsche Bank AG (m)                                        (96,811)
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Written
                                                         (Premiums Received - $365,200) - (0.0%)                           (265,185)
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments, Net of Options Written
                                                         (Cost - $741,478,965*)  - 101.4%                               860,599,320
                                                         Liabilities in Excess of Other Assets - (1.4%)                 (11,630,489)
                                                                                                                       ------------
                                                         Net Assets - 100.0%                                           $848,968,831
                                                                                                                       ============


* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

                                                                   ------------
      Aggregate cost                                               $748,164,344
                                                                   ============
      Gross unrealized appreciation                                $124,277,917
      Gross unrealized depreciation                                 (11,842,941)
                                                                   ------------
      Net unrealized appreciation                                  $112,434,976
                                                                   ============

** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

+     One contract represents a notional amount of $1,000,000.

(a)   Non-income producing security.

(b)   Depositary receipts.

(c)   Floating rate security.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.

(f)   Represents the current yield as of March 31, 2007.

(g) Investments in companies considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

       --------------------------------------------------------------------------------------------
                                                                    Net            Interest
      Affiliate                                                  Activity           Income
       --------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $(43,610,461)      $572,020
      BlackRock Liquidity Series, LLC Money Market Series      $  7,477,000       $    907
       --------------------------------------------------------------------------------------------

(h)   Security was purchased with the cash proceeds from securities loans.

(i)   Security, or a portion of security, is on loan.

(j)   Convertible security.

(k)   The security is a perpetual bond and has no stated maturity date.

(l) All or a portion of security held as collateral in connection with open financial futures contracts.

(m) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(n) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(o) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)
--------------------------------------------------------------------------------
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which many combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Forward foreign exchange contracts sold as of March 31, 2007 were as follows:
      --------------------------------------------------------------------------
      Foreign Currency                       Settlement              Unrealized
      Sold                                      Date                Depreciation
      --------------------------------------------------------------------------
      AUD   9,441,500                        April 2007              $(239,368)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $7,395,571)                  $(239,368)
                                                                     =========

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
      Number of                                            Expiration              Face              Appreciation
      Contracts                  Issue                        Date                 Value            (Depreciation)
      -------------------------------------------------------------------------------------------------------------
         140            30-Year U.S. Treasury Bond          June 2007           $15,856,992           $(281,992)
          24                  EuroBond Future               June 2007           $ 3,723,966             (39,599)
         137                 EuroDollar Future            December 2008         $32,505,367             152,008
      -------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                             $(169,583)
                                                                                                      =========

o     Financial futures contracts sold as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
      Number of                                            Expiration              Face              Appreciation
      Contracts                  Issue                        Date                 Value            (Depreciation)
      -------------------------------------------------------------------------------------------------------------
          54             2-Year U.S. Treasury Bond          June 2007           $11,050,826            $(13,268)
         294             5-Year U.S. Treasury Bond          June 2007           $31,102,785              (1,496)
           1            10-Year U.S. Treasury Bond          June 2007           $   108,263                 138
      -------------------------------------------------------------------------------------------------------------
        Total Unrealized Depreciation - Net                                                            $(14,626)
                                                                                                       ========

o     Swap contracts outstanding as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                       Notional      Appreciation
                                                                                        Amount      (Depreciation)
      -------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%
      Broker, UBS Warburg
      Expires  June 2007                                                             $39,450,000             --

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .20%
      Broker, Credit Suisse First Boston International
      Expires  September 2007                                                        $14,000,000             --

      Receive a fixed rate of 3.401% and pay 3.875% on Treasury
      Inflation Protected Securities (TIPS) adjusted principal
      Broker, JPMorgan Chase
      Expires  January 2009                                                          $ 1,694,000      $ (22,258)

      Receive a fixed rate of 5.2725% and pay a floating rate based on
      3-month LIBOR
      Broker, Citibank N.A.
      Expires  October 2009                                                          $ 8,100,000         55,658

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                      (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                       Notional      Appreciation
                                                                                        Amount      (Depreciation)
      -------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 5.215% and pay a floating rate based on
      3-month LIBOR
      Broker, Lehman Brothers Special Finance
      Expires  October 2010                                                          $12,000,000      $  93,997

      Bought credit default protection on Sara Lee Corp. and pay 0.57%
      Broker, Lehman Brothers Special Finance
      Expires  December 2010                                                         $   670,000         (8,361)

      Bought credit default protection on RadioShack Corp. and
      pay 1.16%
      Broker, UBS Warburg
      Expires  December 2010                                                         $   665,000         (7,089)

      Bought credit default protection on Limited Brands, Inc. and pay 1.065%
      Broker, UBS Warburg
      Expires  December 2010                                                         $   665,000        (16,723)

      Receive a fixed rate of 4.17% and pay 3.50% on Treasury
      Inflation Protected Securities (TIPS) adjusted principal
      Broker, Morgan Stanley Capital Services Inc.
      Expires  January 2011                                                          $ 1,450,000        (65,309)

      Bought credit default protection on Sara Lee Corp. and
      pay 0.604%
      Broker, JPMorgan Chase
      Expires  March 2011                                                            $   700,000         (9,656)

      Bought credit default protection on Limited Brands, Inc. and pay 0.73%
      Broker, Lehman Brothers Special Finance
      Expires  March 2011                                                            $   700,000         (9,020)

      Bought credit default protection on Computer Sciences Corp. and pay 0.88%
      Broker, Morgan Stanley Capital Services Inc.
      Expires  June 2011                                                             $   695,000        (15,137)

      Receive a fixed rate of 5.035% and pay a floating rate based on
      3-month LIBOR
      Broker, Morgan Stanley Capital Services Inc.
      Expires  November 2011                                                         $ 6,900,000         11,878

      Receive a fixed rate of 4.897% and pay a floating rate based on
      3-month LIBOR
      Broker, JPMorgan Chase
      Expires  December 2011                                                         $12,300,000        (49,221)

BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
Schedule of Investments as of March 31, 2007                                                      (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                                       Notional      Appreciation
                                                                                        Amount      (Depreciation)
      -------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 5.21% and receive a floating rate based on
      3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires  February 2012                                                         $17,000,000      $(153,018)

      Bought credit default protection on Eastman Chemical Co. and pay 0.68%
      Broker, Morgan Stanley Capital Services Inc.
      Expires  September 2013                                                        $   690,000         (4,437)

      Receive a fixed rate of 5.085% and pay a floating rate based on
      3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires  November 2016                                                         $ 1,600,000        (14,567)

      Pay a fixed rate of 5.225% and receive a floating rate based on
      3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires  January 2017                                                          $   700,000         (2,771)

      Receive a fixed rate of 5.16% and pay a floating rate based on
      3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires  February 2017                                                         $ 2,600,000         (3,300)
      ---------------------------------------------------------------------------------------------------------
      Total                                                                                           $(219,334)
                                                                                                      =========

o     Currency Abbreviations:

      AUD   Australian Dollar
      JPY   Japanese Yen
      USD   U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
                             Amount                     Asset-Backed Securities+                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                     USD       22,599     ACE Securities Corp. Series 2003-OP1 Class A2,
                                          5.68% due 12/25/2033 (b)                                                     $     22,638
                              450,000     ACE Securities Corp. Series 2005-ASP1 Class M1,
                                          6% due 9/25/2035 (b)                                                              439,642
                            1,150,000     ACE Securities Corp. Series 2005-HE6 Class A2B,
                                          5.52% due 10/25/2035 (b)                                                        1,150,293
                              807,078     ACE Securities Corp. Series 2006-NC3 Class A2A,
                                          5.37% due 12/25/2036 (b)                                                          807,017
                              779,642     Aegis Asset Backed Securities Trust Series 2006-1
                                          Class A1, 5.40% due 1/25/2037 (b)                                                 779,527
                              450,000     Ameriquest Mortgage Securities, Inc. Series 2003-7
                                          Class M1, 6.17% due 8/25/2033 (b)                                                 452,995
                              350,000     Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                          Class M2, 5.90% due 2/25/2034 (b)                                                 350,584
                              649,323     Asset Backed Funding Certificates Series 2006-OPT3
                                          Class A3A, 5.38% due 11/25/2036 (b)                                               649,365
                            1,100,000     Bank One Issuance Trust Series 2004-A1 Class A1,
                                          3.45% due 10/17/2011                                                            1,070,755
                              367,274     Bear Stearns Asset Backed Securities, Inc. Series 2005-4
                                          Class A, 5.65% due 1/25/2036 (b)                                                   367,273
                            1,150,000     Bear Stearns Asset Backed Securities, Inc.
                                          Series 2005-HE10 Class A2, 5.61% due 8/25/2035 (b)                              1,151,863
                              450,000     Bear Stearns Asset Backed Securities, Inc. Series
                                          2005-SD1 Class 1A2, 5.62% due 7/25/2027 (b)                                       450,900
                              847,190     Bear Stearns Asset Backed Securities, Inc. Series
                                          2006-HE8 Class 1A1, 5.39% due 10/25/2036 (b)                                      847,051
                              876,016     Carrington Mortgage Loan Trust Series 2006-NC5
                                          Class A1, 5.37% due 1/25/2037 (b)                                                 876,527
                              452,973     Carrington Mortgage Loan Trust Series 2006-Opt1 Class A1,
                                          5.39% due 2/25/2036 (b)                                                           453,032
                              996,342     Carrington Mortgage Loan Trust Series 2007-RFC1
                                          Class A1, 5.37% due 12/25/2036 (b)                                                997,042
                            1,250,000     Citibank Credit Card Issuance Trust Series 2003-A8,
                                          3.50% due 8/16/2010                                                             1,223,858
                              119,762     Countrywide Asset Backed Certificates Series 2003-2
                                          Class M1, 6.02% due 6/26/2033 (b)                                                 119,964
                               36,710     Countrywide Asset Backed Certificates Series 2003-BC3
                                          Class A2, 5.94% due 9/25/2033 (b)                                                  36,718
                              120,911     Countrywide Asset Backed Certificates Series 2004-5
                                          Class A, 5.77% due 10/25/2034 (b)                                                 121,695
                              400,000     Countrywide Asset Backed Certificates Series 2004-5
                                          Class M2, 5.99% due 7/25/2034 (b)                                                 401,555
                              550,000     Countrywide Asset Backed Certificates Series 2004-13
                                          Class AF4, 4.583% due 1/25/2033 (b)                                               542,541
                              550,000     Countrywide Asset Backed Certificates Series 2004-13
                                          Class MF1, 5.071% due 12/25/2034 (b)                                              538,336
                              989,348     Countrywide Asset Backed Certificates Series 2006-20
                                          Class 2A1, 5.37% due 4/25/2037 (b)                                                993,512
                              708,297     Countrywide Asset Backed Certificates Series 2006-22
                                          Class 2A1, 5.37% due 5/25/2037 (b)                                                708,472
                            1,125,000     Daimler Chrysler Auto Trust Series 2006-B Class A3,
                                          5.33% due 8/08/2010                                                             1,127,638
                              900,000     Daimler Chrysler Auto Trust Series 2006-D Class A3,
                                          4.98% due 2/08/2011                                                               900,041
                              600,000     Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                          5.87% due 7/25/2034 (b)                                                           601,008
                              165,277     First Franklin Mortgage Loan Asset Backed Certificates
                                          Series 2004-FF10 Class A2, 5.72% due 12/25/2032 (b)                               165,476
                              788,492     First Franklin Mortgage Loan Asset Backed Certificates
                                          Series 2005-FF10 Class A6, 5.67% due 11/25/2035 (b)                               788,488
                              925,000     Ford Credit Auto Owner Trust Series 2005-A Class A4,
                                          3.72% due 10/15/2009                                                              912,050

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
                             Amount                     Asset-Backed Securities+                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                     USD    1,100,000     Ford Credit Auto Owner Trust Series 2006-C Class A3, 5.16% due 11/15/2010    $  1,102,727
                              710,915     Fremont Home Loan Trust Series 2005-E Class 2A2, 5.49% due 1/25/2036 (b)          711,060
                              650,000     GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                          5.61% due 7/20/2009 (b)                                                           650,318
                              150,567     Home Equity Asset Trust Series 2005-1 Class A2, 5.60% due 5/25/2035 (b)           150,754
                              124,594     Home Equity Asset Trust Series 2005-3 Class 1A2, 5.57% due 8/25/2035 (b)          124,605
                              950,000     Honda Auto Receivables Owner Trust Series 2006-3 Class A3,
                                          5.12% due 10/15/2010                                                              950,546
                              864,446     Indymac Residential Asset Backed Trust Series 2006-E Class 2A1,
                                          5.38% due 4/25/2037 (b)                                                           864,934
                              234,456     Irwin Home Equity Series 2005-C Class 1A1, 5.58% due 4/25/2030 (b)                234,514
                              592,724     JPMorgan Mortgage Acquisition Corp. Series 2006-HE3 Class A2,
                                          5.39% due 11/25/2036 (b)                                                          592,680
                              701,567     Long Beach Mortgage Loan Trust Series 2006-11 Class 2A1,
                                          5.38% due 12/25/2036 (b)                                                          701,993
                              195,580     Morgan Stanley ABS Capital I, Inc. Series 2005-HE1 Class A2MZ,
                                          5.62% due 12/25/2034 (b)                                                          195,705
                               61,297     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A1MZ,
                                          5.57% due 3/25/2035 (b)                                                            61,303
                               63,511     Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A2MZ,
                                          5.57% due 3/25/2035 (b)                                                            63,517
                              718,299     Morgan Stanley ABS Capital I, Inc. Series 2006-HE8 Class A2A,
                                          5.37% due 10/25/2035 (b)                                                          718,696
                              553,439     Nationstar Home Equity Loan Trust Series 2006-B Class AV1,
                                          6.02% due 9/25/2036 (b)                                                           553,438
                              345,609     New Century Home Equity Loan Trust Series 2005-2 Class A2MZ,
                                          5.58% due 6/25/2035 (b)                                                           343,777
                              497,043     New Century Home Equity Loan Trust Series 2005-3 Class A2B,
                                          5.50% due 7/25/2035 (b)                                                          497,000
                              120,069     Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                          5.64% due 7/25/2033 (b)                                                           120,252
                              850,000     PECO Energy Transition Trust Series 2000-A Class A3,
                                          7.625% due 3/01/2010                                                              888,988
                              101,139     Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                          5.62% due 1/25/2035 (b)                                                           101,189
                               83,820     Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                          5.66% due 1/25/2035 (b)                                                            83,862
                              200,000     Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2,
                                          5.51% due 5/25/2035                                                               196,502
                              674,290     RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044 (b)                            674,152
                              206,403     Residential Asset Mortgage Products, Inc. Series 2004-RS11 Class A2,
                                          5.59% due 12/25/2033 (b)                                                          207,046
                              406,549     Residential Asset Mortgage Products, Inc. Series 2005-RS3 Class AI2,
                                          5.49% due 3/25/2035 (b)                                                           407,171
                              743,274     Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class A1,
                                          5.38% due 12/25/2036 (b)                                                          743,272
                              115,001     Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                          5.90% due 7/25/2033 (b)                                                           115,025
                              820,964     SLM Student Loan Trust Series 2002-1 Class A2, 5.47% due 4/25/2017 (b)            822,975
                              950,000     SoundView Home Equity Loan Trust Series 2005-OPT3 Class A4,
                                          5.62% due 11/25/2035 (b)                                                          950,930
                              650,000     Structured Asset Investment Loan Trust Series 2003-BC6 Class M1,
                                          6.07% due 7/25/2033 (b)                                                           651,190
                              600,000     Structured Asset Investment Loan Trust Series 2003-BC7 Class M1,
                                          6.07% due 7/25/2033 (b)                                                           601,231

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
                             Amount                     Asset-Backed Securities+                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                     USD     250,000      Structured Asset Investment Loan Trust Series 2004-8 Class M4,
                                          6.32% due 9/25/2034 (b)                                                      $    250,699
                             201,467      Structured Asset Securities Corp. Series 2004-23XS Class 2A1,
                                          5.62% due 1/25/2035 (b)                                                           202,169
                             948,026      Structured Asset Securities Corp. Series 2006-BC3 Class A2,
                                          5.37% due 10/25/2036 (b)                                                          947,956
                             825,000      USAA Auto Owner Trust Series 2006-4 Class A3,
                                          5.01% due 6/15/2011                                                               825,499
                             775,000      USAA Auto Owner Trust Series 2006-4 Class A4, 4.98% due 10/15/2012                775,402
                             575,000      Wachovia Auto Owner Trust Series 2005-B Class A3, 4.79% due 4/20/2010             573,112
                              30,762      Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                          5.66% due 2/25/2032 (b)                                                            30,764
                              10,621      Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011                   10,614
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Asset-Backed Securities
                                          (Cost - $38,751,755) - 33.7%                                                   38,745,423
------------------------------------------------------------------------------------------------------------------------------------
                                                     U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
                            1,070,000     Fannie Mae, 7.125% due 1/15/2030                                                1,328,425
                                          U.S. Treasury Inflation Indexed Bonds:
                              839,120        3.875% due 1/15/2009 (c)                                                       869,767
                              726,738        3.50% due 1/15/2011                                                            767,304
                            1,483,818        1.625% due 1/15/2015                                                         1,424,465
                              361,972        2% due 1/15/2026                                                               344,015
                              326,147        2.375% due 1/15/2027                                                           328,835
------------------------------------------------------------------------------------------------------------------------------------
                                            Total U.S. Government & Agency Obligations
                                            (Cost - $4,776,027) - 4.4%                                                    5,062,811
------------------------------------------------------------------------------------------------------------------------------------
                                          U.S. Government Agency Mortgage-Backed Securities -
                                                 Collateralized Mortgage Obligations+
------------------------------------------------------------------------------------------------------------------------------------
                                          Fannie Mae Trust Series:
                            2,930,939        360 Class 2, 5% due 8/01/2035 (f)                                              688,028
                            1,345,367        378 Class 4, 5% due 7/01/2036 (f)                                              321,740
                              897,938        2003-9 Class DA, 4.50% due 12/25/2016                                          884,221
                              730,000        2003-87 Class TJ, 4.50% due 9/25/2018                                          695,845
                              672,804        2004-25 Class PA, 5.50% due 10/25/2030                                         671,593
                              758,865        2005-57 Class PA, 5.50% due 5/25/2027                                          758,875
                            1,363,276        2005-69 Class LE, 5.50% due 11/25/2033                                       1,369,820
                                          Freddie Mac Multiclass Certificates Series:
                            1,130,682        3020 Class MA, 5.50% due 4/15/2027                                           1,133,562
                              737,187        3067 Class PG, 5.50% due 6/15/2025                                             738,279
                              371,984        3068 Class VA, 5.50% due 10/15/2016                                            374,310
                            1,079,385        3087 Class VA, 5.50% due 3/15/2015                                           1,085,684
                              643,386        3137 Class XP, 6% due 4/15/2036                                                658,944
------------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Government Agency Mortgage-Backed Securities -
                                          Collateralized Mortgage Obligations (Cost - $9,367,947) - 8.2%                  9,380,901
------------------------------------------------------------------------------------------------------------------------------------
                                              U.S. Government Agency Mortgage-Backed Securities+
------------------------------------------------------------------------------------------------------------------------------------
                                          Fannie Mae Guaranteed Pass-Through Certificates:
                            1,000,000        4.00% due 4/01/2022 (d)                                                        944,062
                            3,000,000        4.50% due 4/15/2022 (d)                                                      2,903,436
                           11,474,740        5.00% due 4/15/2022 - 4/15/2037 (d)                                         11,164,452
                           11,182,083        5.50% due 4/15/2022 - 4/15/2037 (d)                                         11,195,967
                            6,151,989        6.00% due 2/01/2017 - 4/15/2037 (d)                                          6,253,461
                              369,976        6.50% due 8/01/2032 - 4/15/2037 (d)                                            380,236
                               62,627        7.00% due 2/01/2016                                                             64,558

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
                             Amount       U.S. Government Agency Mortgage-Backed Securities+                               Value
------------------------------------------------------------------------------------------------------------------------------------
                                          Freddie Mac Mortgage Participation Certificates:
                     USD    1,828,438        5.00% due 12/01/2035                                                      $  1,768,876
                            5,071,331        5.50% due 2/01/2035 - 5/15/2037 (d)                                          5,015,966
                            2,212,513        6.00% due 6/01/2035 - 5/15/2037 (d)                                          2,229,622
                              814,205        6.016% due 11/01/2036 (b)                                                      824,939
                                6,023        6.04% due 12/01/2036 (b)                                                         6,106
                              189,525        7.00% due 1/01/2032 - 9/01/2032                                                196,903
                               68,046     Ginnie Mae MBS Certificates, 6.50% due 6/15/2031                                   70,010
------------------------------------------------------------------------------------------------------------------------------------
                                          Total U.S. Government Agency Mortgage-Backed Securities
                                          (Cost - $42,993,174) - 37.4%                                                   43,018,594
------------------------------------------------------------------------------------------------------------------------------------
                                          Non-Government Agency Mortgage-Backed Securities+
------------------------------------------------------------------------------------------------------------------------------------
Collateralized                579,723     Countrywide Alternative Loan Trust Series 2006-OC10 Class 2A1,
Mortgage                                  5.41% due 11/25/2036 (b)                                                          579,518
Obligations - 3.7%            224,165     Impac Secured Assets CMN Owner Trust Series 2004-3 Class 1A4,
                                          5.72% due 11/25/2034 (b)                                                          224,608
                              500,000     Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                          5.92% due 11/25/2034 (b)                                                          501,362
                              629,645     JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                          5.207% due 4/25/2035 (b)                                                         620,112
                              883,508     Luminent Mortgage Trust Series 2006-7 Class 1A1,
                                          5.50% due 5/25/2036 (b)                                                           885,856
                              208,901     RMAC Plc Series 2003-NS2A Class A2C, 5.74% due 9/12/2035 (b)                      208,966
                              783,655     Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                          5.65% due 8/25/2035 (b)                                                           782,957
                              134,034     Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                          5.60% due 4/25/2035 (b)                                                           133,960
                              351,555     Structured Asset Securities Corp. Series 2005-OPT1 Class A4M,
                                          5.67% due 11/25/2035 (b)                                                          351,440
                                                                                                                        -----------
                                                                                                                          4,288,779
------------------------------------------------------------------------------------------------------------------------------------
Commercial                    840,000     Banc of America Commercial Mortgage, Inc. Series 2001-1 Class B,
Mortgage-Backed                           6.674% due 4/15/2036                                                              885,647
Securities - 16.1%            755,000     Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A3,
                                          4.873% due 3/11/2041                                                              746,061
                              890,000     Bear Stearns Commercial Mortgage Securities Series 1998-C1 Class A2,
                                          6.44% due 6/16/2030                                                               898,593
                              750,000     Bear Stearns Commercial Mortgage Securities Series 2005-PWR8
                                          Class A4, 4.674% due 6/11/2041                                                    718,843
                              649,447     CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A1,
                                          4.106% due 12/15/2035                                                             635,677
                              660,000     CWCapital Cobalt Series 2006-C1 Class A4, 5.223% due 8/15/2048                    654,174
                              811,113     Capco America Securitization Corp. Series 1998-D7 Class A1B,
                                          6.26% due 10/15/2030                                                              819,715
                              677,072     Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2,
                                          7.198% due 1/15/2032                                                              706,001
                              745,000     First Union National Bank Commercial Mortgage Series 1999-C4
                                          Class E, 8.15% due 12/15/2031 (a)(b)                                              794,884
                              837,135     GMAC Commercial Mortgage Securities, Inc. Series 1998-C2 Class A2,
                                          6.42% due 5/15/2035                                                               846,067
                              820,000     GMAC Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2,
                                          6.957% due 9/15/2035                                                              865,496
                              690,000     GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B,
                                          6.67% due 4/15/2034                                                               726,729

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
                             Amount       Non-Government Agency Mortgage-Backed Securities+                                Value
------------------------------------------------------------------------------------------------------------------------------------
                     USD      850,000     GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3,
                                          4.646% due 4/10/2040                                                         $    836,708
                              700,000     GS Mortgage Securities Corp. II Series 2006-GG6 Class A2,
                                          5.506% due 4/10/2038 (b)                                                          708,702
                              900,000     Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A4,
                                          4.755% due 6/10/2036                                                              891,535
                              735,000     JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2
                                          Class A3, 6.429% due 4/15/2035                                                    768,756
                              625,000     JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17
                                          Class A4, 5.429% due 12/12/2043                                                   626,588
                              606,116     LB Commercial Conduit Mortgage Trust Series 1998-C4 Class A1B,
                                          6.21% due 10/15/2035                                                             612,181
                              720,000     LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2,
                                          7.95% due 5/15/2025                                                               767,635
                              600,000     LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5,
                                          4.739% due 7/15/2030                                                              577,453
                              640,000     Morgan Stanley Capital I Series 2006-IQ12 Class A4,
                                          5.332% due 12/15/2043                                                             636,909
                              700,000     Mortgage Capital Funding, Inc. Series 1998-MC1 Class E,
                                          7.06% due 3/18/2030                                                               706,942
                              760,000     Mortgage Capital Funding, Inc. Series 1998-MC2 Class B,
                                          6.549% due 6/18/2030                                                             768,007
                              680,000     Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                                          Class A6A, 5.11% due 7/15/2042 (b)                                                676,543
                              610,000     Wachovia Bank Commercial Mortgage Trust Series 2006-C28
                                          Class A4, 5.572% due 10/15/2048                                                   618,234
                                                                                                                        -----------
                                                                                                                         18,494,080
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Non-Government Agency Mortgage-Backed Securities
                                          (Cost - $22,829,623) - 19.8%                                                   22,782,859
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                                       Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                   155,000     Honeywell International, Inc., 5.70% due 3/15/2036                                150,925
Defense - 0.5%                370,000     Raytheon Co., 8.30% due 3/01/2010                                                 403,281
                                                                                                                        -----------
                                                                                                                            554,206
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%               110,202     American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                       106,410
                              140,000     Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                    148,400
                              190,000     Southwest Airlines Co., 7.875% due 9/01/2007                                      191,734
                                                                                                                        -----------
                                                                                                                            446,544
-----------------------------------------------------------------------------------------------------------------------------------
Building                       70,000     Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (a)(g)               72,800
Products - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                    290,000     Barclays Bank Plc, 8.55%  (a)(h)                                                  324,739
Banks - 1.8%                  220,000     Corporacion Andina de Fomento, 6.875% due 3/15/2012                               234,219
                            1,125,000     Eksportfinans A/S, 5.125% due 10/26/2011                                        1,133,872
                     JPY   41,000,000     Kreditanstalt fuer Wiederaufbau, 0.325% due 8/08/2011 (b)                         347,953
                                                                                                                        -----------
                                                                                                                          2,040,783
-----------------------------------------------------------------------------------------------------------------------------------
Consumer             USD      200,000     HSBC Finance Corp., 6.50% due 11/15/2008                                          203,917
Finance - 0.3%                180,000     HSBC Finance Corp., 5.875% due 2/01/2009                                          182,048
                                                                                                                        -----------
                                                                                                                            385,965
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                   225,000     Bank of America Corp., 4.875% due 9/15/2012                                       222,390
Financial                     430,000     Citigroup, Inc., 5.625% due 8/27/2012                                             437,789
Services - 2.0%               410,000     Citigroup, Inc., 5.50% due 2/15/2017                                              407,860
                            1,115,000     General Electric Capital Corp., 5% due 11/15/2011                               1,111,712
                              125,000     JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                                    123,882
                                                                                                                        -----------
                                                                                                                          2,303,633
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
Industry                     Amount                            Corporate Bonds                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Diversified          USD       80,000     Deutsche Telekom International Finance BV, 8.25% due 6/15/2030               $     99,093
Telecommunication             270,000     GTE Corp., 6.84% due 4/15/2018                                                    292,181
Services - 0.7%               235,000     TELUS Corp., 7.50% due 6/01/2007                                                  235,744
                              170,000     Telecom Italia Capital SA, 6% due 9/30/2034                                       153,939
                                                                                                                        -----------
                                                                                                                            780,957
-----------------------------------------------------------------------------------------------------------------------------------
Electric                       70,000     Jersey Central Power & Light Co., 6.40% due 5/15/2036                              71,956
Utilities - 0.5%              140,000     Nevada Power Co., 6.65% due 4/01/2036                                             145,895
                              190,000     Sierra Pacific Power Co., 6% due 5/15/2016                                        192,646
                              180,000     Southern California Edison Co., 5.625% due 2/01/2036                              174,350
                                                                                                                        -----------
                                                                                                                            584,847
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment         130,000     The Cooper Cos., Inc., 7.125% due 2/15/2015 (a)                                   131,950
& Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers         130,000     UnitedHealth Group, Inc., 5.80% due 3/15/2036                                     125,236
& Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                    195,000     Hutchison Whampoa International (03/33) Ltd., 7.45% due 11/24/2033 (a)            224,562
Conglomerates - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%              195,000     American International Group, Inc., 6.25% due 5/01/2036                           204,678
                              130,000     Lincoln National Corp., 7% due 5/17/2066 (b)                                      136,227
                              250,000     MetLife, Inc., 6.40% due 12/15/2066                                               244,098
                              145,000     The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)                                 143,201
                                                                                                                        -----------
                                                                                                                            728,204
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                  155,000     Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (b)                       164,300
                              255,000     Comcast Corp., 6.50% due 1/15/2017                                                269,127
                              225,000     Comcast Corp., 6.45% due 3/15/2037                                                225,256
                              135,000     Cox Communications, Inc., 7.125% due 10/01/2012                                   145,541
                               60,000     Idearc, Inc., 8% due 11/15/2016 (a)                                                61,725
                              200,000     News America, Inc., 6.40% due 12/15/2035                                          198,935
                              120,000     News America, Inc., 6.75% due 1/09/2038                                           126,798
                              405,000     Time Warner Companies, Inc., 9.125% due 1/15/2013                                 474,614
                              300,000     Time Warner, Inc., 5.875% due 11/15/2016                                          302,498
                                                                                                                        -----------
                                                                                                                          1,968,794
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%         90,000     Xcel Energy, Inc., 6.50% due 7/01/2036                                             94,606
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%     230,000     Xerox Corp., 6.40% due 3/15/2016                                                  236,561
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         370,000     Anadarko Petroleum Corp., 6.45% due 9/15/2036                                     366,132
Fuels - 1.5%                  135,000     Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                   134,339
                              240,000     Northwest Pipeline Corp., 7% due 6/15/2016                                        257,100
                              750,000     Pemex Project Funding Master Trust, 6.655% due 6/15/2010 (a)(b)                   769,125
                              135,000     Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)                                      136,012
                               35,000     Tennessee Gas Pipeline Co., 7% due 10/15/2028                                      37,473
                                                                                                                        -----------
                                                                                                                          1,700,181
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%        175,000     Bristol-Myers Squibb Co., 5.875% due 11/15/2036                                   171,500
                              190,000     Wyeth, 6% due 2/15/2036                                                           188,951
                                                                                                                        -----------
                                                                                                                            360,451
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment        165,000     Nationwide Health Properties, Inc., 6.59% due 7/07/2038                           168,073
Trusts (REITs) - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &              120,000     Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (a)(g)                       119,100
Semiconductor                  15,000     Freescale Semiconductor, Inc., 9.23% due 12/15/2014 (a)(b)                         14,962
Equipment - 0.8%              800,000     International Rectifier Corp., 4.25% due 7/15/2007 (e)                            795,000
                                                                                                                        -----------
                                                                                                                            929,062
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                      125,000     Sprint Capital Corp., 8.75% due 3/15/2032                                         147,440
Telecommunication
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Corporate Bonds  (Cost - $13,942,088) - 12.2%                            13,984,855
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                              Face
                             Amount                     Foreign Government Obligations                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                     USD      292,500     Argentina Bonos, 5.475% due 8/03/2012 (b)                                    $    277,750
                     JPY   34,100,000     Finland Government International Bond, 0.30% due 10/18/2007                       288,593
                     USD      130,000     Mexico Government International Bond, 6.375% due 1/16/2013                        137,085
                              115,000     Mexico Government International Bond, 5.875% due 1/15/2014                        118,450
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Foreign Government Obligations  (Cost - $810,835) - 0.7%                    821,878
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                                       Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                    150,000     BAC Capital Trust VI, 5.625% due 3/08/2035                                        139,358
Banks - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         150,000     Pemex Project Funding Master Trust, 7.375% due 12/15/2014                         165,675
Fuels - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Capital Trusts  (Cost - $305,484) - 0.3%                                    305,033
-----------------------------------------------------------------------------------------------------------------------------------
                               Shares
                                 Held                         Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage              9,000     Fannie Mae Series O, 7%                                                           472,500
Finance - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Preferred Stocks  (Cost - $500,625) - 0.4%                                  472,500
-----------------------------------------------------------------------------------------------------------------------------------
                                 Face
                               Amount                         Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Commercial           USD      150,000     SunTrust Capital VIII, 6.10% due 12/01/2066 (b)                                   140,511
Banks - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Trust Preferred  (Cost - $147,573) - 0.1%                                   140,511
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Preferred Securities  (Cost - $953,682) - 0.8%                              918,044
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency
Obligations** - 8.8%       10,100,000     Federal Home Loan Bank System, 4.985% due 4/02/2007                            10,100,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities  (Cost - $10,100,000) - 8.8%                       10,100,000
-----------------------------------------------------------------------------------------------------------------------------------
                            Number of
                            Contracts                        Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                      2++     Receive a fixed rate of 5.39% and pay a floating rate based on
Purchased - 0.0%                          the 3-month LIBOR, expiring March 2012, Broker Lehman Brothers
                                          Special Finance (i)                                                                70,774
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                       2++     Receive a fixed rate of 5.39% and pay a floating rate based on
Purchased - 0.1%                          the 3-month LIBOR, expiring March 2012, Broker Lehman Brothers
                                          Special Finance (i)                                                                88,586
                                  3++     Receive a fixed rate of 5.35% and pay a floating rate based on
                                          the 3-month LIBOR, expiring May 2007, Broker Deutsche Bank (i)                     10,976
                                   40     10-Year U.S. Treasury Note                                                          1,250
                                                                                                                        -----------
                                                                                                                            100,812
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Options Purchased   (Premiums Paid - $191,633) - 0.1%                       171,586
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments  (Cost - $144,716,764) - 126.1%                             144,986,951
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                      2++     Pay a fixed rate of 5.115% and receive a floating rate based on the
Written - (0.1%)                          3-month LIBOR, expiring March 2008, Broker Lehman Brothers Special
                                          Finance (i)                                                                       (35,356)
                                  3++     Pay a fixed rate of 5.29% and receive a floating rate based on the
                                          3-month LIBOR, expiring October 2007, Broker Deutsche Bank (i)                    (66,944)
                                                                                                                        -----------
                                                                                                                           (102,300)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                       2++     Receive a fixed rate of 5.115% and pay a floating rate based on the
Written - (0.1%)                          3-month LIBOR, expiring March 2008, Broker Lehman Brothers
                                          Special Finance (i)                                                               (48,172)

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                            Number of
                            Contracts                         Options Written                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                  3++     Receive a fixed rate of 5.29% and pay a floating rate based on the
                                          3-month LIBOR, expiring October 2007, Broker Deutsche Bank (i)               $    (38,491)
                                                                                                                        -----------
                                                                                                                            (86,663)
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Options Written  (Premiums Received - $229,700) - (0.2%)                   (188,963)
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments, Net of Options Written
                                          (Cost - $144,487,064*) - 125.9%                                               144,797,988
                                          Liabilities in Excess of Other Assets - (25.9%)                               (29,780,526)
                                                                                                                        -----------
                                          Net Assets - 100.0%                                                          $115,017,462
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $144,693,364
                                                                   ============
      Gross unrealized appreciation                                $    719,675
      Gross unrealized depreciation                                    (615,051)
                                                                   ------------
      Net unrealized appreciation                                  $    104,624
                                                                   ============

** Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.

(e)   Convertible security.

(f) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(g) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.

(h)   The security is a perpetual bond and has no stated maturity date.

(i) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which many combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------
      Number of                                    Expiration        Face         Unrealized
      Contracts              Issue                    Date           Value       Depreciation
      ----------------------------------------------------------------------------------------
         54           Australian 3-Year Bond        June 2007     $4,375,611     $ (22,997)
         10              EuroBond Futures           June 2007     $1,551,576       (16,423)
          8         10-Year U.S. Treasury Bond      June 2007     $  870,529        (5,529)
         34         30-Year U.S. Treasury Bond      June 2007     $3,848,713       (66,213)
      ----------------------------------------------------------------------------------------
      Total Unrealized Depreciation  - Net                                       $(111,162)
                                                                                 ==========

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)
--------------------------------------------------------------------------------
o     Financial futures contracts sold as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                                      Unrealized
      Number of                                     Expiration          Face          Appreciation
      Contracts              Issue                     Date             Value        (Depreciation)
      ---------------------------------------------------------------------------------------------
         34             EuroDollar Futures        September 2007     $ 8,088,564        $19,939
         22         2-Year U.S. Treasury Bond       June 2007        $ 4,502,189         (5,405)
        117         5-Year U.S. Treasury Bond       June 2007        $12,378,177            (57)
      ---------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                               $14,477
                                                                                        =======

o     Swap contracts outstanding as of March 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
                                                                                                        Notional       Appreciation
                                                                                                         Amount       (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed
      Rate Index and pay a floating rate based on 1-month LIBOR
      minus 0.06%

      Broker, UBS Warburg
      Expires July 2007                                                                               $19,250,000
                                                                                                                               --

      Sold credit default protection on Comcast Cable
      Communications, Inc. and receive 1.15%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2008                                                                          $   430,000        $  6,897

      Receive a fixed rate of 3.401% and pay 3.875% on Treasury
      Inflation Protected Securities (TIPS) adjusted principal

      Broker, JPMorgan Chase
      Expires January 2009                                                                            $   879,000         (11,541)

      Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires October 2009                                                                            $ 2,900,000          20,366

      Bought credit default protection on Sara Lee Corp.
      and pay 0.57%

      Broker, Lehman Brothers Special Finance
      Expires December 2010                                                                           $   295,000          (3,681)

      Bought credit default protection on RadioShack Corp.
      and pay 1.16%

      Broker, UBS Warburg
      Expires December 2010                                                                           $   295,000          (3,145)

      Bought credit default protection on Limited Brands, Inc.
      and pay 1.065%

      Broker, UBS Warburg
      Expires December 2010                                                                           $   295,000          (7,418)

      Receive a fixed rate of 4.17% and pay 3.50% on Treasury
      Inflation Protected Securities (TIPS) adjusted principal

      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2011                                                                            $   750,000         (33,796)

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
                                                                                                        Notional       Appreciation
                                                                                                         Amount       (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Sara Lee Corp.
      and pay 0.604%

      Broker, JPMorgan Chase
      Expires March 2011                                                                              $   295,000        $ (4,070)

      Bought credit default protection on Limited Brands, Inc.
      and pay 0.73%

      Broker, Lehman Brothers Special Finance
      Expires March 2011                                                                              $   295,000          (3,801)

      Bought credit default protection on Computer Sciences
      Corp. and pay 0.88%

      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2011                                                                               $   290,000          (6,316)

      Receive a fixed rate of 5.035% and pay a floating rate based on 3-month LIBOR

      Broker, Morgan Stanley Capital Services Inc.
      Expires November 2011                                                                           $ 2,900,000           5,856

      Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires January 2012                                                                            $ 1,400,000            (595)

      Bought credit default protection on Eastman Chemical
      Co. and pay 0.68%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2013                                                                          $   285,000          (1,833)

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2016                                                                           $   600,000          (5,482)

      Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2017                                                                            $   300,000          (1,233)

      Receive a fixed rate of 5.16% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2017                                                                           $ 1,100,000          (1,226)

      Receive a fixed rate of 5.10% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires March 2017                                                                              $ 3,200,000         (18,943)

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
                                                                                                        Notional       Appreciation
                                                                                                         Amount       (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 5.071% and receive a floating rate
      based on 3-month LIBOR

      Broker, UBS Warburg
      Expires March 2017                                                                              $ 1,500,000        $ 11,807

      Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires August 2022                                                                             $ 2,670,000          25,834
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              $(32,320)
                                                                                                                         ========

o     Currency Abbreviations:

      JPY      Japanese Yen
      USD      U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.7%                        49,200     Lockheed Martin Corp.                                     $  4,773,384
                                                  50,300     United Technologies Corp.                                    3,269,500
                                                                                                                       ------------
                                                                                                                          8,042,884
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                                  59,400     PepsiCo, Inc.                                                3,775,464
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.7%                              64,000     Genentech, Inc. (c)                                          5,255,680
                                                  37,600     Gilead Sciences, Inc. (c)                                    2,876,400
                                                                                                                       ------------
                                                                                                                          8,132,080
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 4.5%                           179,900     The Charles Schwab Corp.                                     3,290,371
                                                  29,400     Franklin Resources, Inc.                                     3,552,402
                                                  47,300     State Street Corp.                                           3,062,675
                                                                                                                       ------------
                                                                                                                          9,905,448
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.0%                                  39,700     Air Products & Chemicals, Inc.                               2,933,433
                                                  61,400     Monsanto Co.                                                 3,374,544
                                                  72,900     Nalco Holding Co.                                            1,742,310
                                                  47,000     Praxair, Inc.                                                2,959,120
                                                                                                                       ------------
                                                                                                                         11,009,407
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 6.1%                  278,600     Cisco Systems, Inc. (c)                                      7,112,658
                                                 109,400     Corning, Inc. (c)                                            2,487,756
                                                  90,800     QUALCOMM, Inc.                                               3,873,528
                                                                                                                       ------------
                                                                                                                         13,473,942
-----------------------------------------------------------------------------------------------------------------------------------
Computer & Peripherals - 3.5%                     24,700     Apple Computer Inc. (c)                                      2,294,877
                                                 317,400     EMC Corp. (c)                                                4,395,990
                                                  45,600     Seagate Technology                                           1,062,480
                                                                                                                       ------------
                                                                                                                          7,753,347
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.3%                 16,700     Fluor Corp.                                                  1,498,324
                                                  27,200     Jacobs Engineering Group, Inc. (c)                           1,268,880
                                                                                                                       ------------
                                                                                                                          2,767,204
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.6%              5,100     Chicago Mercantile Exchange Holdings, Inc. (d)               2,715,546
                                                  49,500     Citigroup, Inc.                                              2,541,330
                                                  56,000     JPMorgan Chase & Co.                                         2,709,280
                                                                                                                       ------------
                                                                                                                          7,966,156
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%                       87,600     Emerson Electric Co.                                         3,774,684
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 8.8%                33,300     Baker Hughes, Inc.                                           2,202,129
                                                  21,100     Cameron International Corp. (c)                              1,324,869
                                                  19,500     FMC Technologies, Inc. (c)                                   1,360,320
                                                  54,600     Grant Prideco, Inc. (c)                                      2,721,264
                                                  77,800     Halliburton Co.                                              2,469,372
                                                  31,400     National Oilwell Varco, Inc. (c)                             2,442,606
                                                  57,200     Schlumberger Ltd.                                            3,952,520
                                                  30,500     Transocean, Inc. (c)                                         2,491,850
                                                  10,900     Weatherford International Ltd. (c)                             491,590
                                                                                                                       ------------
                                                                                                                         19,456,520
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.8%           26,100     Alcon, Inc.                                                  3,440,502
                                                  11,900     Intuitive Surgical, Inc. (c)                                 1,446,683
                                                  24,200     Varian Medical Systems, Inc. (c)                             1,154,098
                                                                                                                       ------------
                                                                                                                          6,041,283
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 5.7%              48,700     International Game Technology                                1,966,506
                                                  62,900     McDonald's Corp.                                             2,833,645
                                                 195,700     Starbucks Corp. (c)                                          6,137,152
                                                  28,000     Yum! Brands, Inc.                                            1,617,280
                                                                                                                       ------------
                                                                                                                         12,554,583
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.5%                         88,200     The Procter & Gamble Co.                                     5,570,712
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.9%                                35,900     Cognizant Technology Solutions Corp. (c)                     3,168,893
                                                  50,000     Infosys Technologies Ltd.                                    2,322,156

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 125,500     Satyam Computer Services Ltd.                             $  1,358,079
                                                  57,300     Tata Consultancy Services Ltd.                               1,626,587
                                                                                                                       ------------
                                                                                                                          8,475,715
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.6%                  215,000     General Electric Co.                                         7,602,400
                                                  28,600     Textron, Inc.                                                2,568,280
                                                                                                                       ------------
                                                                                                                         10,170,680
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                                  80,000     American International Group, Inc.                           5,377,600
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 5.3%               53,100     Akamai Technologies, Inc. (c)(d)                             2,650,752
                                                  13,100     Google, Inc. Class A (c)                                     6,001,896
                                                  99,200     Yahoo! Inc. (c)                                              3,103,968
                                                                                                                       ------------
                                                                                                                         11,756,616
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 2.9%             20,900     Convance, Inc. (c)                                           1,240,206
                                                 110,200     Thermo Fisher Scientific, Inc. (c)(d)                        5,151,850
                                                                                                                       ------------
                                                                                                                          6,392,056
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                                     126,450     Comcast Corp. Class A (c)(d)                                 3,281,377
                                                  96,300     Walt Disney Co.                                              3,315,609
                                                                                                                       ------------
                                                                                                                          6,596,986
-----------------------------------------------------------------------------------------------------------------------------------
Metal & Mining - 0.6%                             12,500     Allegheny Technologies, Inc.                                 1,333,625
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.9%                           27,300     JC Penney Co., Inc.                                          2,242,968
                                                  38,400     Nordstrom, Inc.                                              2,032,896
                                                  35,600     Target Corp.                                                 2,109,656
                                                                                                                       ------------
                                                                                                                          6,385,520
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.6%                76,100     Exxon Mobil Corp.                                            5,741,745
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%                            20,900     Novartis AG (a)                                              1,141,767
                                                  38,900     Novartis AG Registered Shares                                2,231,272
                                                  13,100     Roche Holding AG                                             2,317,821
                                                                                                                       ------------
                                                                                                                          5,690,860
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                    38,600     Nvidia Corp. (c)                                             1,110,908
Equipment - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.0%                                   60,300     Adobe Systems, Inc. (c)                                      2,514,510
                                                  47,600     Electronic Arts, Inc. (c)                                    2,397,136
                                                 215,000     Oracle Corp. (c)                                             3,897,950
                                                                                                                       ------------
                                                                                                                          8,809,596
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.2%                          101,550     Staples, Inc.                                                2,624,052
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 4.0%          104,400     Coach, Inc. (c)(d)                                           5,225,220
                                                  32,500     Nike, Inc. Class B                                           3,453,450
                                                                                                                       ------------
                                                                                                                          8,678,670
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                    37,700     Altria Group, Inc.                                           3,310,437
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks
                                                             (Cost - $190,669,811) - 96.7%                              212,678,780
-----------------------------------------------------------------------------------------------------------------------------------
                                              Beneficial
                                                Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                             $ 4,799,285     BlackRock Liquidity Series, LLC Cash Sweep
                                                             Series, 5.26% (b)(f)                                         4,799,285
                                              12,631,250     BlackRock Liquidity Series, LLC Money Market
                                                             Series, 5.33% (b)(e)(f)                                     12,631,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $17,430,535) - 7.9%                                 17,430,535
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments  (Cost - $208,100,346*)  - 104.6%        230,109,315
                                                             Liabilities in Excess of Other Assets - (4.6%)             (10,023,095)
                                                                                                                       ------------
                                                             Net Assets - 100.0%                                       $220,086,220
                                                                                                                       ============

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio
Schedule of Investments as of March 31, 2007
--------------------------------------------------------------------------------
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $208,299,508
                                                                   ============
      Gross unrealized appreciation                                $ 24,158,043
      Gross unrealized depreciation                                  (2,348,236)
                                                                   ------------
      Net unrealized appreciation                                  $ 21,809,807
                                                                   ============

(a)   Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                                Net     Interest
      Affiliate                                              Activity    Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $4,787,556   $44,871
      BlackRock Liquidity Series, LLC Money Market Series   $  773,500   $ 2,555
      --------------------------------------------------------------------------

(c)   Non-income producing security.

(d)   Security, or a portion of security, is on loan.

(e)   Security was purchased with the cash proceeds from securities loans.

(f)   Represents the current yield as of March 31, 2007.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%        Beverages - 0.0%                       21,200      Coca-Cola Amatil Ltd.                        $   150,946
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.2%                  7,700      Macquarie Bank Ltd.                              515,539
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.2%                19,965      National Australia Bank Ltd.                     652,619
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.4%                 21,000      BHP Billiton Ltd.                                507,864
                                                                8,400      Newcrest Mining Ltd.                             161,687
                                                                6,000      Rio Tinto Ltd.                                   382,591
                                                               20,200      Zinifex Ltd.                                     257,906
                                                                                                                        ------------
                                                                                                                          1,310,048
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   6,800      Woodside Petroleum Ltd.                          217,269
                          Fuels - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%         30,800      Great Southern Plantations Ltd.                   50,339
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                         44,000      Macquarie Airports Group                         142,046
                          Infrastructure - 0.3%
                                                              144,900      Macquarie Infrastructure Group                   450,197
                                                              108,964      Sydney Roads Group                               119,020
                                                               30,500      Transurban Group                                 191,498
                                                                                                                        ------------
                                                                                                                            902,761
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Australia               3,799,521
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%          Diversified Telecommunication           2,400      Telekom Austria AG                                59,985
                          Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Austria                    59,985
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%          Leisure Equipment &
                          Products - 0.1%                      12,683      AGFA-Gevaert NV                                  286,159
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Belgium                   286,159
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.6%           Commercial Banks - 0.0%                 1,600      Uniao de Bancos Brasileiros SA (a)               139,936
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                         11,600      Obrascon Huarte Lain Brasil SA (f)               167,218
                          Engineering - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%               2,800      Companhia Energetica de Minas
                                                                             Gerais (a)                                     136,220
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%     2,698,300      Cia Brasileira de Distribuicao
                                                                             Grupo Pao de Acucar                             78,580
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                    8,700      Cosan SA Industria e Comercio (f)                157,506
                        ------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%               2,300      Gafisa SA                                         29,025
                        ------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                     4,900      Localiza Rent A Car SA                           149,951
                          Products - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.2%                 14,800      Companhia Vale do Rio Doce
                                                                             (Preference 'A' Shares) (a)                    462,944
                                                                5,400      Usinas Siderurgicas de Minas
                                                                             Gerais SA (Preference 'A' Shares)              261,521
                                                                                                                        ------------
                                                                                                                            724,465
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                  27,300      Petroleo Brasileiro SA (a)                     2,594,703
                          Fuels - 0.8%
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                     26,000      All America Latina Logistica SA                  315,236
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.1%                        16,700      Datasul (f)                                      181,161
                        ------------------------------------------------------------------------------------------------------------
                        Water Utilities - 0.1%                 12,200      Cia de Saneamento de Minas Gerais                156,327
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication             48,500      Vivo Participacoes SA (a)                        170,235
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Brazil                  5,000,563
------------------------------------------------------------------------------------------------------------------------------------
Canada - 1.2%           Communications Equipment - 0.1%        13,400      Nortel Networks Corp. (f)                        322,270
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication             300      BCE, Inc.                                          8,484
                          Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                          200      Sun Life Financial, Inc.                      $    9,080
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.6%                 40,400      Alamos Gold, Inc. (f)                            257,202
                                                                7,594      Barrick Gold Corp.                               216,809
                                                               60,000      GPJ Acquisition Co. Ltd. (f)                      54,569
                                                               86,151      Kinross Gold Corp. (f)                         1,188,993
                                                                                                                        ------------
                                                                                                                          1,717,573
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   6,800      Petro-Canada Inc.                                265,933
                          Fuels - 0.2%
                                                                4,300      Suncor Energy, Inc. (a)                          328,305
                                                                5,400      Talisman Energy, Inc.                             94,763
                                                                                                                        ------------
                                                                                                                            689,001
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.3%                     12,000      Canadian Pacific Railway Ltd.                    675,097
                                                                5,300      Canadian Pacific Railway Ltd. (USD)              299,185
                                                                                                                        ------------
                                                                                                                            974,282
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Canada                  3,720,690
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.1%            Commercial Banks - 0.1%                 6,200      Banco Santander Chile SA (a)                     309,194
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%               7,900      Enersis SA (a)                                   128,691
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Chile                     437,885
------------------------------------------------------------------------------------------------------------------------------------
China - 1.3%            Automobiles - 0.0%                    200,000      Denway Motors Ltd.                                87,285
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication           6,700      China Communications Services Corp.
                          Services - 0.0%                                    Ltd. (f)                                         4,536
                        ------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%           540,000      Shanghai Electric Group Corp.                    252,256
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                  470,400      Chaoda Modern Agriculture
                                                                             Holdings Ltd.                                  329,915
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.4%       384,800      Beijing Enterprises Holdings Ltd.                980,037
                                                               55,200      Shanghai Industrial Holdings Ltd.                127,447
                                                              345,000      Tianjin Development Holdings Ltd.                260,952
                                                                                                                        ------------
                                                                                                                          1,368,436
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                        7,733      China Life Insurance Co. Ltd. (a)                331,668
                                                               33,000      Ping An Insurance Group Co. of
                                                                             China Ltd.                                     161,758
                                                                                                                        ------------
                                                                                                                            493,426
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable
                          Fuels - 0.4%                        256,600      China Shenhua Energy Co. Ltd. Class H            620,687
                                                              666,400      Yanzhou Coal Mining Co. Ltd.                     637,956
                                                                                                                        ------------
                                                                                                                          1,258,643
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                         98,300      Hainan Meilan International Airport
                          Infrastructure - 0.1%                              Co., Ltd. (f)                                   57,620
                                                               88,000      Jiangsu Express                                   68,702
                                                              393,200      Xiamen International Port Co. Ltd. (f)           109,704
                                                                                                                        ------------
                                                                                                                            236,026
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in China                   4,030,523
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.2%          Commercial Banks - 0.2%                13,211      Danske Bank A/S                                  614,630
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Denmark                   614,630
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.2%          Electric Utilities - 0.2%              17,170      Fortum Oyj                                   $   500,703
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Finland                   500,703
------------------------------------------------------------------------------------------------------------------------------------
France - 2.1%           Aerospace & Defense - 0.1%             12,000      European Aeronautic Defense and Space Co.        372,220
                        ------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.2%                      6,013      Renault SA                                       703,240
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.6%                 6,588      BNP Paribas SA                                   688,115
                                                               10,003      Credit Agricole SA                               390,050
                                                                3,625      Societe Generale                                 626,466
                                                                                                                        ------------
                                                                                                                          1,704,631
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication          17,500      France Telecom SA                                462,169
                          Services - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%               7,680      Electricite de France                            643,873
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                        9,212      AXA SA                                           390,586
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.2%                        2,082      Vallourec (f)                                    532,828
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   7,000      Total SA (a)                                     488,460
                          Fuels - 0.5%
                                                               14,405      Total SA                                       1,009,287
                                                                                                                        ------------
                                                                                                                          1,497,747
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                       182,400      Infogrames Entertainment SA (f)                   51,168
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                  6,358,462
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.9%          Air Freight & Logistics - 0.2%         17,709      Deutsche Post AG                                 536,056
                        ------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.2%                      9,202      Bayerische Motoren Werke AG                      542,957
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.5%                        7,199      BASF AG                                          810,499
                                                               12,880      Bayer AG                                         823,120
                                                                                                                        ------------
                                                                                                                          1,633,619
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                          4,500      Hochtief AG                                      456,258
                          Engineering - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.2%         5,729      Siemens AG                                       612,397
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.4%                        3,839      Allianz AG Registered Shares                     788,272
                                                                2,556      Muenchener Rueckversicherungs AG
                                                                             Registered Shares                              432,300
                                                                                                                        ------------
                                                                                                                          1,220,572
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.2%                  7,050      RWE AG                                           745,788
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Germany                 5,747,647
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.8%        Commercial Banks - 0.1%                17,500      HSBC Holdings Plc Hong Kong Registered           304,153
                        ------------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.0%        419,000      Lenovo Group Ltd.                                153,368
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%              84,500      Cheung Kong Infrastructure
                                                                             Holdings Ltd.                                  294,158
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.2%        65,000      Hutchison Whampoa Ltd.                           625,168
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate Management &               30,000      Cheung Kong Holdings Ltd.                        379,728
                          Development - 0.4%
                                                               40,300      Sun Hung Kai Properties Ltd.                     466,260
                                                               70,000      Wharf Holdings Ltd.                              259,807
                                                                                                                        ------------
                                                                                                                          1,105,795
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hong Kong               2,482,642
------------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.1%          Oil, Gas & Consumable                   3,345      Mol Magyar Olaj- es Gazipari Rt.                 385,846
                          Fuels - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hungary                   385,846
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
India - 2.0%            Automobiles - 0.1%                      2,700      Bajaj Auto Ltd.                              $   150,800
                                                               14,518      Tata Motors Ltd.                                 243,230
                                                                                                                        ------------
                                                                                                                            394,030
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.1%                16,000      Karnataka Bank Ltd.
                                                                                                                             62,966
                                                               11,700      State Bank of India Ltd.                         267,688
                                                                                                                        ------------
                                                                                                                            330,654
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%          82,325      Gujarat Ambuja Cements Ltd.                      202,095
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                   3,990      Reliance Capital Ltd.                             61,349
                          Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%               5,557      Reliance Energy Ltd.                              63,183
                        ------------------------------------------------------------------------------------------------------------
                        IT Services - 0.2%                     10,000      Infosys Technologies Ltd.                        464,431
                        ------------------------------------------------------------------------------------------------------------
                        Independent Power Producers &          98,500      Reliance Natural Resources Ltd. (f)               50,196
                        Energy Traders - 0.0%

                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.4%                           72,916      ASC Enterprises Ltd. (f)                         178,845
                                                               63,405      Wire & Wireless India Ltd. (f)                   129,757
                                                               57,331      Zee News Ltd. (f)                                 51,178
                                                              126,811      Zee Telefilms Ltd.                               731,428
                                                                                                                        ------------
                                                                                                                          1,091,208
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   5,700      Hindustan Petroleum Corp.                         32,496
                          Fuels - 0.8%
                                                               78,000      Reliance Industries Ltd.                       2,459,068
                                                                                                                        ------------
                                                                                                                          2,491,564
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.0%                  4,300      Wockhardt Ltd.                                    39,359
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                      7,500      Container Corp. of India                         336,133
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage
                          Finance - 0.1%                       10,500      Housing Development Finance Corp.                367,144
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication             38,000      Reliance Communication Ventures Ltd. (f)         367,979
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in India                   6,259,325
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%          Commercial Banks - 0.2%                17,904      Allied Irish Banks Plc                           530,957
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.2%          13,569      CRH Plc                                          579,491
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Ireland                 1,110,448
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.2%           Communications Equipment - 0.2%        76,300      ECI Telecom Ltd. (a)(f)                          625,660
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.0%                  3,634      Teva Pharmaceutical Industries Ltd. (a)          136,021
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                         4,906      Ectel Ltd. (a)(f)                                 22,617
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Israel                    784,298
------------------------------------------------------------------------------------------------------------------------------------
Italy - 1.1%            Commercial Banks - 0.5%                88,664      Banca Intesa SpA                                 673,457
                                                               78,881      UniCredito Italiano SpA                          750,781
                                                                                                                        ------------
                                                                                                                          1,424,238
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication         128,135      Telecom Italia SpA                               365,616
                          Services - 0.3%
                                                              212,824      Telecom Italia SpA (RNC)                         526,808
                                                                                                                        ------------
                                                                                                                            892,424
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   2,750      Eni SpA (a)                                  $   178,283
                          Fuels - 0.3%
                                                               24,160      Eni SpA                                          786,195
                                                                                                                        ------------
                                                                                                                            964,478
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Italy                   3,281,140
------------------------------------------------------------------------------------------------------------------------------------
Japan - 7.0%            Auto Components - 0.1%                  9,500      Toyota Industries Corp.                          449,847
                        ------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.4%                      5,400      Honda Motor Co., Ltd.                            188,340
                                                               35,000      Suzuki Motor Corp.                               908,859
                                                                                                                        ------------
                                                                                                                          1,097,199
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.3%                       29,018      Coca-Cola West Holdings Co., Ltd.                629,167
                                                                7,000      Hokkaido Coca-Cola Bottling Co., Ltd.             43,661
                                                                4,000      Kirin Brewery Co., Ltd.                           57,773
                                                               23,000      Mikuni Coca-Cola Bottling Co., Ltd.              240,657
                                                                                                                        ------------
                                                                                                                            971,258
                        ------------------------------------------------------------------------------------------------------------
                        Building Products - 0.1%               23,000      Asahi Glass Co., Ltd.                            323,803
                                                                2,100      Daikin Industries Ltd.                            73,065
                                                                                                                        ------------
                                                                                                                            396,868
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.1%                  8,000      Nomura Holdings, Inc.                            166,667
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.4%                        8,000      Mitsubishi Rayon Co., Ltd.                        53,293
                                                                9,300      Shin-Etsu Chemical Co., Ltd.                     567,439
                                                               65,000      Sumitomo Chemical Co., Ltd.                      490,920
                                                                                                                        ------------
                                                                                                                          1,111,652
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.5%                40,497      The Bank of Fukuoka Ltd.                         326,822
                                                               31,833      The Bank of Yokohama Ltd.                        237,451
                                                                   20      Mitsubishi UFJ Financial Group, Inc.             225,730
                                                               53,900      Shinsei Bank Ltd.                                258,431
                                                                   45      Sumitomo Mitsui Financial Group, Inc.            408,605
                                                                                                                        ------------
                                                                                                                          1,457,039
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                         25,500      JGC Corp.                                        418,508
                          Engineering - 0.3%
                                                               12,000      Kinden Corp.                                     107,637
                                                               69,200      Okumura Corp.                                    379,355
                                                                                                                        ------------
                                                                                                                            905,500
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.1%                 9,600      Credit Saison Co., Ltd.                          316,090
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial
                          Services - 0.4%                         860      NCB Holdings Ltd. (f)                             81,700
                                                               47,100      RHJ International (f)                            943,774
                                                               18,600      RHJ International (a)(e)(f)                      372,701
                                                                                                                        ------------
                                                                                                                          1,398,175
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                  8,000      Murata Manufacturing Co., Ltd.                   583,843
                          Instruments - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.2%         4,500      Ministop Co., Ltd.                                77,902
                                                               18,600      Seven & I Holdings Co. Ltd.                      566,650
                                                                                                                        ------------
                                                                                                                            644,552
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                   28,000      Ajinomoto Co., Inc.                          $   322,200
                                                                6,000      House Foods Corp.                                102,342
                                                                                                                        ------------
                                                                                                                            424,542
                        ------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.2%                  110,000      Tokyo Gas Co., Ltd.                              613,289
                        ------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.1%               3,800      Rinnai Corp.                                     101,256
                                                                8,000      Sekisui House Ltd.                               124,508
                                                                                                                        ------------
                                                                                                                            225,764
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.6%                      130,000      Aioi Insurance Co., Ltd.                         906,823
                                                               43,000      Millea Holdings, Inc.                          1,590,971
                                                              115,000      Mitsui Sumitomo Insurance Co., Ltd.            1,443,355
                                                              116,700      Nipponkoa Insurance Co., Ltd.                  1,000,229
                                                                                                                        ------------
                                                                                                                          4,941,378
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                       42,500      Kubota Corp.                                     372,560
                                                                  900      Tadano Ltd.                                       10,677
                                                                                                                        ------------
                                                                                                                            383,237
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                           23,700      Toho Co., Ltd.                                   462,576
                        ------------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.2%              12,450      Canon, Inc.                                      668,775
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.4%                 16,000      Takeda Pharmaceutical Co., Ltd.                1,049,559
                                                               21,000      Tanabe Seiyaku Co., Ltd.                         285,667
                                                                                                                        ------------
                                                                                                                          1,335,226
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate Management &                  101      Marco Polo Investment Holdings Ltd. (f)           85,058
                          Development - 0.2%
                                                                  240      NTT Urban Development Co.                        562,118
                                                                                                                        ------------
                                                                                                                            647,176
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.2%                         60      East Japan Railway Co.                           467,413
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.2%                             95      Japan Tobacco, Inc.                              466,777
                        ------------------------------------------------------------------------------------------------------------
                        Trading Companies &                    29,000      Mitsubishi Corp.                                 673,074
                          Distributors - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication
                          Services - 0.3%                         530      NTT DoCoMo, Inc.                                 980,482
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Japan                  21,788,399
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.7%         Diversified Telecommunication          55,000      Telekom Malaysia Bhd                             159,074
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%             223,487      Tenaga Nasional Bhd                              736,877
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                   94,300      IOI Corp. Bhd                                    602,756
                        ------------------------------------------------------------------------------------------------------------
                        Independent Power Producers &          19,000      Malakoff Bhd                                      56,052
                          Energy Traders - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                         20,000      British American Tobacco Malaysia Bhd            266,088
                        ------------------------------------------------------------------------------------------------------------
                        Transportation
                          Infrastructure - 0.0%                76,400      PLUS Expressways Bhd                              66,733
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication             95,000      Maxis Communications Bhd                         326,970
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Malaysia                2,214,550
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%           Beverages - 0.1%                        3,900      Fomento Economico Mexicano, SA de CV (a)         430,521
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.3%                           29,200      Grupo Televisa, SA (a)                           870,160
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Mexico                  1,300,681
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.2%      Metals & Mining - 0.2%                 10,389      Arcelor Mittal                               $   551,654
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands           551,654
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%      Diversified Telecommunication          46,000      Telecom Corp. of New Zealand Ltd.                155,429
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%              22,700      Contact Energy Ltd.                              149,347
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in New Zealand               304,776
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.4%           Diversified Telecommunication           6,700      Telenor ASA                                      119,046
                          Services - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.2%         6,216      Orkla ASA                                        438,207
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                  19,854      Statoil ASA                                      540,585
                          Fuels - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Norway                  1,097,838
------------------------------------------------------------------------------------------------------------------------------------
Peru - 0.0%             Metals & Mining - 0.0%                  1,500      Southern Copper Corp.                            107,490
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Peru                      107,490
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.5%        Commercial Banks - 0.1%                54,400      Oversea-Chinese Banking Corp.                    322,710
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication
                          Services - 0.3%                     450,200      Singapore Telecommunications Ltd.                973,309
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers &               157,500      Parkway Holdings Ltd.                            340,507
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.4%       147,500      Fraser and Neave Ltd.                            495,831
                                                               64,000      Keppel Corp. Ltd.                                801,503
                                                                                                                        ------------
                                                                                                                          1,297,334
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate Management &              167,400      CapitaLand Ltd.                                  882,708
                          Development - 0.5%
                                                               79,000      Keppel Land Ltd.                                 494,678
                                                                                                                        ------------
                                                                                                                          1,377,386
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication
                          Services - 0.1%                     216,000      MobileOne Ltd.                                   311,795
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Singapore               4,623,041
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1%     Metals & Mining - 0.1%                 10,600      Gold Fields Ltd. (a)                             195,888
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   2,900      Sasol Ltd.                                        96,760
                          Fuels - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in South Africa              292,648
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.1%      Chemicals - 0.1%                       11,900      Samsung Fine Chemicals Co., Ltd.                 345,313
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.3%                 8,600      Daegu Bank                                       156,314
                                                                3,300      Hana Financial Group, Inc.                       170,823
                                                                4,000      Kookmin Bank                                     358,844
                                                               11,200      Pusan Bank                                       166,667
                                                                                                                        ------------
                                                                                                                            852,648
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication          36,000      KT Corp. (a)                                     806,040
                          Services - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%              13,500      Korea Electric Power Corp.                       538,823
                        ------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%             6,400      LS Cable Ltd.                                    279,932
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                  9,000      Fine DNC Co., Ltd.                                46,205
                          Instruments - 0.0%
                                                                8,100      Interflex Co., Ltd.                               48,817
                                                                                                                        ------------
                                                                                                                             95,022
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                    3,900      CJ Corp.                                         393,814
                                                                  400      Nong Shim Co., Ltd.                              104,167
                                                                                                                        ------------
                                                                                                                            497,981
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                  28,186      Paradise Co. Ltd.                            $   108,753
                          Leisure - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                        6,300      Dongbu Insurance Co., Ltd.                       178,795
                                                               24,300      Korean Reinsurance Co.                           318,989
                                                               24,900      Meritz Fire & Marine Insurance Co. Ltd.          201,148
                                                                                                                        ------------
                                                                                                                            698,932
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.3%                 10,500      POSCO (a)                                      1,091,475
                        ---------------------------------------------- --- ---------------------------------------------------------
                        Multiline Retail - 0.0%                 3,500      Lotte Shopping Co. (a)(e)                         61,583
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury
                          Goods - 0.1%                          4,500      Cheil Industries, Inc.                           180,564
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.2%                         10,800      KT&G Corp.                                       705,995
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication              1,300      SK Telecom Co., Ltd.                             264,615
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in South Korea             6,527,676
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%            Commercial Banks - 0.5%                30,802      Banco Bilbao Vizcaya Argentaria SA               756,276
                                                               46,152      Banco Santander Central Hispano SA               823,669
                                                                                                                        ------------
                                                                                                                          1,579,945
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                          8,925      Cintra Concesiones de Infraestructuras
                          Infrastructure - 0.1%                              de Transporte SA                               167,152

                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Spain                   1,747,097
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.2%           Diversified Financial                  23,272      Investor AB                                      553,238
                          Services - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                    553,238
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.3%      Capital Markets - 0.5%                 12,163      Credit Suisse Group                              872,825
                                                               12,308      UBS AG                                           731,299
                                                                                                                        ------------
                                                                                                                          1,604,124
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                    1,330      Nestle SA Registered Shares                      517,979
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                        7,890      Swiss Reinsurance Registered Shares              720,726
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.4%                  2,600      Novartis AG (a)                                  142,038
                                                               18,992      Novartis AG Registered Shares                  1,089,365
                                                                                                                        ------------
                                                                                                                          1,231,403
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland             4,074,232
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.9%           Commercial Banks - 0.1%               264,300      Chinatrust Financial Holding Co.                 206,459
                                                              289,730      SinoPac Financial Holdings Co., Ltd.             133,080
                                                              228,908      Taishin Financial Holdings Co., Ltd.             117,594
                                                                                                                        ------------
                                                                                                                            457,133
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%         459,450      Taiwan Cement Corp.                              387,364
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial
                          Services - 0.1%                     199,000      Fubon Financial Holding Co. Ltd.                 179,203
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication          71,220      Chunghwa Telecom Co. Ltd.                        137,955
                          Services - 0.3%
                                                               36,270      Chunghwa Telecom Co. Ltd. (a)                    722,499
                                                                                                                        ------------
                                                                                                                            860,454
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                147,332      Delta Electronics, Inc.                          476,385
                          Instruments - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                      150,413      Cathay Financial Holding Co., Ltd.               312,262
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Taiwan                  2,672,801
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.6%         Commercial Banks - 0.1%               219,100      Siam Commercial Bank PCL                     $   422,429
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%          41,200      Siam Cement PCL Foreign Shares                   282,434
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                223,000      Hana Microelectronics PCL                        167,202
                          Instruments - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                   87,000      Thai Union Frozen Products PCL
                                                                             Foreign Shares                                  55,913
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                 108,000      PTT Exploration & Production PCL                 277,635
                          Fuels - 0.2%
                                                               73,000      PTT PCL                                          433,705
                                                                                                                        ------------
                                                                                                                            711,340
                        ------------------------------------------------------------------------------------------------------------
                        Transportation                         34,700      Airports of Thailand PCL                          57,486
                          Infrastructure - 0.1%
                                                               99,000      Bangkok Expressway PCL Foreign
                                                                             Shares                                          65,321
                                                                                                                        ------------
                                                                                                                            122,807
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Thailand                1,762,125
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.6%   Aerospace & Defense - 0.2%             76,715      BAE Systems Plc                                  694,431
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.2%                        6,200      Diageo Plc (a)                                   501,890
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.4%                34,918      Barclays Plc                                     495,422
                                                               36,141      HBOS Plc                                         744,625
                                                                                                                        ------------
                                                                                                                          1,240,047
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                 109,740      Guinness Peat Group Plc                          178,736
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.6%                   14,600      Cadbury Schweppes Plc (a)                        750,002
                                                               16,300      Premier Foods Plc                                 93,902
                                                               28,651      Unilever Plc                                     863,189
                                                                                                                        ------------
                                                                                                                          1,707,093
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.3%                       31,150      Aviva Plc                                        458,818
                                                               42,890      Prudential Plc                                   605,576
                                                                                                                        ------------
                                                                                                                          1,064,394
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   2,000      BP Plc (a)                                       129,500
                          Fuels - 0.5%
                                                                5,300      Royal Dutch Shell Plc (a)                        351,390
                                                               35,388      Royal Dutch Shell Plc Class B                  1,177,580
                                                                                                                        ------------
                                                                                                                          1,658,470
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.4%                 46,777      GlaxoSmithKline Plc                            1,285,937
                        ------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%                56,019      Kesa Electricals Plc                             373,703
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.2%                         21,444      British American Tobacco Plc                     670,534
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication            510,410      Vodafone Group Plc                             1,360,973
                          Services - 0.6%
                                                               17,622      Vodafone Group Plc (a)                           473,327
                                                                                                                        ------------
                                                                                                                          1,834,300
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United
                                                                             Kingdom                                     11,209,535
------------------------------------------------------------------------------------------------------------------------------------
United States - 22.7%   Aerospace & Defense - 0.1%                100      Boeing Co.                                         8,891
                                                                1,800      General Dynamics Corp.                           137,520
                                                                  100      Lockheed Martin Corp.                              9,702
                                                                  100      Northrop Grumman Corp.                             7,422
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  200      Raytheon Co.                                  $   10,492
                                                                5,100      Spirit Aerosystems Holdings, Inc.
                                                                             Class A (f)                                    162,435
                                                                                                                        ------------
                                                                                                                            336,462
                        ------------------------------------------------------------------------------------------------------------
                        Air Freight & Logistics - 0.0%            800      FedEx Corp.                                       85,944
                        ------------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                           200      AMR Corp. (f)                                      6,090
                                                                  200      Continental Airlines, Inc. Class B (f)             7,278
                                                                  200      US Airways Group, Inc. (f)                         9,096
                                                                                                                        ------------
                                                                                                                             22,464
                        ------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.1%                      4,300      General Motors Corp.                             131,752
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.2%                        8,400      The Coca-Cola Co.                                403,200
                                                                6,100      Constellation Brands, Inc. Class A (f)           129,198
                                                                  400      Pepsi Bottling Group, Inc.                        12,756
                                                                2,900      PepsiAmericas, Inc.                               64,728
                                                                                                                        ------------
                                                                                                                            609,882
                        ------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                    7,300      Senomyx, Inc. (f)                                 90,374
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.4%                    200      American Capital Strategies Ltd.                   8,862
                                                                  200      Ameriprise Financial, Inc.                        11,428
                                                               13,900      The Bank of New York Co., Inc.                   563,645
                                                                  100      The Bear Stearns Cos., Inc.                       15,035
                                                                  100      The Goldman Sachs Group, Inc.                     20,663
                                                                  700      Mellon Financial Corp.                            30,198
                                                                  100      Morgan Stanley                                     7,876
                                                                8,800      Northern Trust Corp.                             529,232
                                                                1,400      State Street Corp.                                90,650
                                                                                                                        ------------
                                                                                                                          1,277,589
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.1%                        3,850      E.I. du Pont de Nemours & Co.                    190,306
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.1%                   300      National City Corp.                               11,175
                                                                1,100      Wachovia Corp.                                    60,555
                                                                6,000      Wells Fargo & Co.                                206,580
                                                                                                                        ------------
                                                                                                                            278,310
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Services &                     200      Avery Dennison Corp.                              12,852
                          Supplies - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 1.4%       118,100      3Com Corp. (f)                                   461,771
                                                                  700      Avaya, Inc. (f)                                    8,267
                                                               10,900      Ciena Corp. (f)                                  304,655
                                                               49,300      Cisco Systems, Inc. (f)                        1,258,629
                                                               44,600      Comverse Technology, Inc. (f)                    952,210
                                                               14,300      Extreme Networks, Inc. (f)                        60,489
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                4,737      JDS Uniphase Corp. (f)                        $   72,145
                                                               25,100      Motorola, Inc.                                   443,517
                                                               16,500      QUALCOMM, Inc.                                   703,890
                                                                5,100      Tellabs, Inc. (f)                                 50,490
                                                                                                                        ------------
                                                                                                                          4,316,063
                        ------------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 1.0%         10,800      Apple Computer, Inc. (f)                       1,003,428
                                                                8,971      Hewlett-Packard Co.                              360,096
                                                               12,600      International Business Machines Corp.          1,187,676
                                                                  200      Lexmark International, Inc. Class A (f)           11,692
                                                               56,450      Sun Microsystems, Inc. (f)                       339,265
                                                                                                                        ------------
                                                                                                                          2,902,157
                        ------------------------------------------------------------------------------------------------------------
                        Construction &                         33,406      Foster Wheeler Ltd. (f)                        1,950,576
                          Engineering - 0.6%
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.0%                 2,600      SLM Corp.                                        106,340
                        ------------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.1%          10,600      Crown Holdings, Inc. (f)                         259,276
                                                                9,800      Smurfit-Stone Container Corp. (f)                110,348
                                                                                                                        ------------
                                                                                                                            369,624
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial                  12,019      Bank of America Corp.                            613,209
                          Services - 0.8%
                                                                  200      CIT Group, Inc.                                   10,584
                                                               34,000      Citigroup, Inc.                                1,745,560
                                                                3,100      JPMorgan Chase & Co.                             149,978
                                                                                                                        ------------
                                                                                                                          2,519,331
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication          23,222      AT&T Inc.                                        915,643
                          Services - 0.7%
                                                                5,900      Cincinnati Bell, Inc. (f)                         27,730
                                                                1,212      Embarq Corp.                                      68,296
                                                                1,100      Qwest Communications International
                                                                             Inc. (f)                                         9,889
                                                               27,000      Verizon Communications, Inc.                   1,023,840
                                                                5,571      Windstream Corp.                                  81,838
                                                                                                                        ------------
                                                                                                                          2,127,236
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.3%                 200      Edison International                               9,826
                                                                9,800      Mirant Corp. (f)                                 396,508
                                                               10,700      PPL Corp.                                        437,630
                                                                                                                        ------------
                                                                                                                            843,964
                        ------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &
                          Instruments - 0.0%                      300      Avnet, Inc. (f)                                   10,842
                        ------------------------------------------------------------------------------------------------------------
                        Energy Equipment &                      1,400      Baker Hughes, Inc.                                92,582
                          Services - 1.3%
                                                               12,900      Complete Production Services, Inc. (f)           256,839
                                                                4,600      ENSCO International, Inc.                        250,240
                                                                7,914      GlobalSantaFe Corp.                              488,136
                                                               13,200      Grant Prideco, Inc. (f)                          657,888
                                                                7,000      Halliburton Co.                                  222,180
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               13,700      Key Energy Services, Inc. (f)                $   223,995
                                                                3,500      National Oilwell Varco, Inc. (f)                 272,265
                                                                1,800      Noble Corp.                                      141,624
                                                                8,550      Schlumberger Ltd.                                590,805
                                                                7,700      Smith International, Inc.                        369,985
                                                                2,250      Transocean, Inc. (f)                             183,825
                                                                3,600      Weatherford International Ltd. (f)               162,360
                                                                                                                        ------------
                                                                                                                          3,912,724
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.2%         7,234      CVS Corp.                                        246,969
                                                                  400      The Kroger Co.                                    11,300
                                                                3,172      SUPERVALU Inc.                                   123,930
                                                                  300      Safeway, Inc.                                     10,992
                                                                2,900      Wal-Mart Stores, Inc.                            136,155
                                                                3,500      Walgreen Co.                                     160,615
                                                                                                                        ------------
                                                                                                                            689,961
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                    8,200      ConAgra Foods, Inc.                              204,262
                                                                  200      Dean Foods Co. (f)                                 9,348
                                                                  200      General Mills, Inc.                               11,644
                                                                6,100      Sara Lee Corp.                                   103,212
                                                                                                                        ------------
                                                                                                                            328,466
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &                 1,400      Bausch & Lomb, Inc.                               71,624
                          Supplies - 0.1%
                                                                4,500      Baxter International, Inc.                       237,015
                                                                6,800      Boston Scientific Corp. (f)                       98,872
                                                                                                                        ------------
                                                                                                                            407,511
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers &                 5,600      Aetna, Inc.                                      245,224
                          Services - 0.8%
                                                                2,300      AmerisourceBergen Corp.                          121,325
                                                                1,200      Cigna Corp.                                      171,192
                                                                  200      Coventry Health Care, Inc. (f)                    11,210
                                                                3,820      HealthSouth Corp. (f)                             80,258
                                                                4,300      Manor Care, Inc.                                 233,748
                                                                2,800      McKesson Corp.                                   163,912
                                                                4,400      Medco Health Solutions, Inc. (f)                 319,132
                                                                5,700      Tenet Healthcare Corp. (f)                        36,651
                                                                2,750      Triad Hospitals, Inc. (f)                        143,688
                                                                8,500      UnitedHealth Group, Inc.                         450,245
                                                                5,500      WellPoint, Inc. (f)                              446,050
                                                                                                                        ------------
                                                                                                                          2,422,635
                        ------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                  10,400      McDonald's Corp.                                 468,520
                          Leisure - 0.6%
                                                               20,800      Panera Bread Co. Class A (f)                   1,228,448
                                                                                                                        ------------
                                                                                                                          1,696,968
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Household Products - 0.1%               3,200      The Procter & Gamble Co.                     $   202,112
                        ------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                        300      Accenture Ltd. Class A                            11,562
                                                                  400      Electronic Data Systems Corp.                     11,072
                                                                  400      Total System Services, Inc.                       12,740
                                                                                                                        ------------
                                                                                                                             35,374
                        ------------------------------------------------------------------------------------------------------------
                        Independent Power Producers &           9,800      The AES Corp. (f)                                210,896
                          Energy Traders - 0.3%
                                                                  100      Constellation Energy Group, Inc.                   8,695
                                                               16,832      Dynegy, Inc. Class A (f)                         155,864
                                                                6,300      TXU Corp.                                        403,830
                                                                                                                        ------------
                                                                                                                            779,285
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 1.4%       104,300      General Electric Co.                           3,688,048
                                                               24,032      Tyco International Ltd.                          758,210
                                                                                                                        ------------
                                                                                                                          4,446,258
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 2.3%                       11,900      ACE Ltd.                                         679,014
                                                                4,600      The Allstate Corp.                               276,276
                                                               33,700      American International Group, Inc.             2,265,314
                                                                3,900      Assurant, Inc.                                   209,157
                                                                  300      Axis Capital Holdings Ltd.                        10,158
                                                                2,400      Bristol West Holdings, Inc.                       53,208
                                                                  300      CNA Financial Corp. (f)                           12,927
                                                                  200      Chubb Corp.                                       10,334
                                                                2,100      Darwin Professional Underwriters, Inc. (f)        52,815
                                                               14,000      Endurance Specialty Holdings Ltd.                500,360
                                                                  600      Everest Re Group Ltd.                             57,702
                                                                  300      Genworth Financial, Inc. Class A                  10,482
                                                                3,300      Hartford Financial Services Group, Inc.          315,414
                                                                7,700      IPC Holdings, Ltd.                               222,145
                                                                  200      Lincoln National Corp.                            13,558
                                                                  300      Loews Corp.                                       13,629
                                                                  100      MBIA, Inc.                                         6,549
                                                                4,200      Marsh & McLennan Cos., Inc.                      123,018
                                                                6,000      Platinum Underwriters Holdings Ltd.              192,480
                                                                2,000      Prudential Financial, Inc.                       180,520
                                                                3,900      RenaissanceRe Holdings Ltd.                      195,546
                                                               13,722      The Travelers Cos., Inc.                         710,388
                                                               15,700      XL Capital Ltd. Class A                        1,098,372
                                                                                                                        ------------
                                                                                                                          7,209,366
                        ------------------------------------------------------------------------------------------------------------
                        Internet & Catalog Retail - 0.0           300      IAC/InterActiveCorp (f)                           11,313
                                                                2,800      Liberty Media Holding Corp. -
                                                                             Interactive (f)                                 66,696
                                                                                                                        ------------
                                                                                                                             78,009
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Internet Software &                       600      Expedia, Inc. (f)                             $   13,908
                          Services - 0.1%
                                                                9,400      eBay, Inc. (f)                                   311,610
                                                                                                                        ------------
                                                                                                                            325,518
                        ------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                       400      Mattel, Inc.                                      11,028
                          Products - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Life Sciences Tools &                   1,700      Thermo Fisher Scientific, Inc. (f)                79,475
                          Services - 0.1%
                                                                3,500      Waters Corp. (f)                                 203,000
                                                                                                                        ------------
                                                                                                                            282,475
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                          100      Cummins, Inc.                                     14,472
                                                                  100      Eaton Corp.                                        8,356
                                                                  200      SPX Corp.                                         14,040
                                                                  200      Terex Corp. (f)                                   14,352
                                                                                                                        ------------
                                                                                                                             51,220
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.4%                           25,317      Comcast Corp. Class A (f)                        656,976
                                                                1,080      Discovery Holding Co. (f)                         20,661
                                                                1,384      Idearc, Inc.                                      48,578
                                                                  600      Liberty Media Holding
                                                                             Corp. - Capital (f)                             66,354
                                                                  200      The McGraw-Hill Cos., Inc.                        12,576
                                                                  100      Omnicom Group                                     10,238
                                                                8,800      Time Warner, Inc.                                173,536
                                                                3,727      Viacom, Inc. Class B (f)                         153,217
                                                                7,632      Virgin Media, Inc.                               192,708
                                                                                                                        ------------
                                                                                                                          1,334,844
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.6%                 11,200      Alcoa, Inc.                                      379,680
                                                                4,700      Freeport-McMoRan Copper & Gold,
                                                                             Inc. Class B                                   311,093
                                                               23,800      Newmont Mining Corp.                             999,362
                                                                  200      Nucor Corp.                                       13,026
                                                                  100      United States Steel Corp.                          9,917
                                                                                                                        ------------
                                                                                                                          1,713,078
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.1%                  8,500      CMS Energy Corp.                                 151,300
                                                                  600      CenterPoint Energy, Inc.                          10,764
                                                                  200      PG&E Corp.                                         9,654
                                                                  200      Sempra Energy                                     12,202
                                                                                                                        ------------
                                                                                                                            183,920
                        ------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.0%                   500      Big Lots, Inc. (f)                                15,640
                                                                  300      Family Dollar Stores, Inc.                         8,886
                                                                  100      JC Penney Co., Inc.                                8,216
                                                                  100      Kohl's Corp. (f)                                   7,661
                                                                  200      Nordstrom, Inc.                                   10,588
                                                                  100      Sears Holdings Corp. (f)                          18,016
                                                                                                                        ------------
                                                                                                                             69,007
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.0%                 600      Xerox Corp. (f)                               $   10,134
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                   3,300      Arch Coal, Inc.                                  101,277
                          Fuels - 2.8%
                                                               11,126      Chevron Corp.                                    822,879
                                                                8,950      ConocoPhillips                                   611,733
                                                               19,900      Consol Energy, Inc.                              778,687
                                                                3,474      Devon Energy Corp.                               240,470
                                                               98,100      El Paso Corp.                                  1,419,507
                                                               27,443      Exxon Mobil Corp.                              2,070,574
                                                               14,900      Foundation Coal Holdings, Inc.                   511,666
                                                                4,100      Hess Corp.                                       227,427
                                                                3,400      Marathon Oil Corp.                               336,022
                                                                4,800      Murphy Oil Corp.                                 256,320
                                                                6,900      Occidental Petroleum Corp.                       340,239
                                                               11,600      Peabody Energy Corp.                             466,784
                                                                9,600      Rosetta Resources, Inc. (e)(f)                   197,184
                                                                3,150      Stone Energy Corp. (f)                            93,524
                                                                                                                        ------------
                                                                                                                          8,474,293
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%          7,700      International Paper Co.                          280,280
                        ------------------------------------------------------------------------------------------------------------
                        Personal Products - 0.1%                5,200      Avon Products, Inc.                              193,752
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.5%                  4,700      Abbott Laboratories                              262,260
                                                               17,100      Bristol-Myers Squibb Co.                         474,696
                                                                6,200      Eli Lilly & Co.                                  333,002
                                                               17,800      Johnson & Johnson                              1,072,628
                                                               10,400      Merck & Co., Inc.                                459,368
                                                               53,950      Pfizer, Inc.                                   1,362,777
                                                               13,100      Schering-Plough Corp.                            334,181
                                                                1,900      Watson Pharmaceuticals, Inc. (f)                  50,217
                                                                7,800      Wyeth                                            390,234
                                                                                                                        ------------
                                                                                                                          4,739,363
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate Investment Trusts           2,317      Ventas, Inc.                                      97,615
                          (REITs) - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                        Road & Rail - 1.1%                     11,600      Burlington Northern Santa Fe Corp.               932,988
                                                                6,300      Norfolk Southern Corp.                           318,780
                                                               21,700      Union Pacific Corp.                            2,203,635
                                                                                                                        ------------
                                                                                                                          3,455,403
                        ------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor          1,786      Agere Systems, Inc. (f)                           40,399
                        Equipment - 0.2%
                                                                  700      Applied Materials, Inc.                           12,824
                                                               22,700      Genesis Microchip, Inc. (f)                      210,883
                                                               13,400      Intel Corp.                                      256,342
                                                                                                                        ------------
                                                                                                                            520,448
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held                 Common Stocks                        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Software - 1.4%                           300      BMC Software, Inc. (f)                        $    9,237
                                                               44,735      CA, Inc.                                       1,159,084
                                                                  500      Cadence Design Systems, Inc. (f)                  10,530
                                                                  300      McAfee, Inc. (f)                                   8,724
                                                              105,700      Microsoft Corp.                                2,945,859
                                                                8,900      Novell, Inc. (f)                                  64,258
                                                               17,100      TIBCO Software, Inc. (f)                         145,692
                                                                                                                        ------------
                                                                                                                          4,343,384
                        ------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.0%                   300      American Eagle Outfitters, Inc.                    8,997
                                                                  600      The Gap, Inc.                                     10,326
                                                                  200      The Sherwin-Williams Co.                          13,208
                                                                  300      Staples, Inc.                                      7,752
                                                                  300      TJX Cos., Inc.                                     8,088
                                                                                                                        ------------
                                                                                                                             48,371
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury                762      Hanesbrands, Inc. (f)                             22,395
                          Goods - 0.0%
                                                               31,800      Unifi, Inc. (f)                                   91,584
                                                                                                                        ------------
                                                                                                                            113,979
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                        300      Countrywide Financial Corp.                       10,092
                          Finance - 0.1%
                                                                5,125      Fannie Mae                                       279,723
                                                                                                                        ------------
                                                                                                                            289,815
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.2%                          4,600      Alliance One International, Inc. (f)              42,458
                                                                6,500      Altria Group, Inc.                               570,765
                                                                  200      Loews Corp. - Carolina Group                      15,122
                                                                                                                        ------------
                                                                                                                            628,345
                        ------------------------------------------------------------------------------------------------------------
                        Transportation
                          Infrastructure - 0.4%                29,000      Macquarie Infrastructure Co. Trust             1,139,700
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication              7,100      Alltel Corp.                                     440,200
                          Services - 0.4%
                                                               43,250      Sprint Nextel Corp.                              820,020
                                                                  200      Telephone & Data Systems, Inc.                    11,924
                                                                                                                        ------------
                                                                                                                          1,272,144
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the
                                                                             United States                               69,968,853
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                             (Cost - $130,886,972) - 56.9%              175,657,101
                        ------------------------------------------------------------------------------------------------------------
                                                                                Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%    Insurance - 0.1%                        1,500      IPC Holdings, Ltd., 7.25% (k)                     41,063
                                                                8,100      Metlife, Inc. Series B, 6.375% (k)               259,200
                                                                8,000      XL Capital Ltd., 6.50% (k)                       188,000
                                                                                                                        ------------
                                                                                                                            488,263
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                     190      El Paso Corp., 4.99% (e)(k)                      240,896
                          Fuels - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                          9      Fannie Mae Series 2004-1, 5.375% (k)             902,708
                          Finance - 0.3%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks
                                                                             (Cost - $1,527,125) - 0.5%                   1,631,867
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country                 Industry                                 Held            Exchange-Traded Funds                    Value
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.3%                                           26,400      Consumer Staples Select Sector
                                                                             SPDR Fund                                  $   701,184
                                                               26,500      Health Care Select Sector SPDR Fund              892,520
                                                               12,900      iShares Dow Jones US Telecommunications
                                                                             Sector Index Fund                              402,738
                                                                1,000      iShares Dow Jones US Utilities
                                                                             Sector Index Fund                               97,110
                                                                2,600      iShares Silver Trust (f)                         347,100
                                                                3,300      Telecom HOLDRs Trust                             123,948
                                                               36,600      Utilities Select Sector SPDR Fund              1,454,850
                                                                  400      Vanguard Telecommunication Services ETF           30,692
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Exchange-Traded Funds
                                                                             (Cost - $3,632,241) - 1.3%                   4,050,142
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.4%                                                376,500      Vietnam Enterprise Investments
                                                                             Ltd. - C Shares (f)                            564,750
                                                               42,418      Vietnam Enterprise Investments
                                                                             Ltd. - R Shares (f)                            207,848
                                                              168,000      Vietnam Opportunity Fund Ltd. (f)                577,920
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Mutual Funds
                                                                             (Cost - $830,105) - 0.4%                     1,350,518
------------------------------------------------------------------------------------------------------------------------------------
                        Industry                                                   Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%    Communications Equipment - 0.0%         6,168      Lucent Technologies, Inc.
                                                                             (expires 12/10/2007)                               586
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication             302      AboveNet, Inc. (expires 9/08/2008)                 7,550
                          Services - 0.0%
                                                                  355      AboveNet, Inc. (expires 9/08/2010)                 5,680
                                                                                                                        ------------
                                                                                                                             13,230
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%            475      Mandra Forestry Finance Ltd.
                                                                             (expires 5/15/2013)                                  0
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Warrants  (Cost - $89,805) - 0.0%           13,816
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Face
                                                               Amount            Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%           Commercial Banks - 0.0%        USD    100,000      Banco Nacional de Desenvolvimento
                                                                             Economico e Social, 5.873%
                                                                             due 6/16/2008 (b)                               98,900
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                  100,000      Cosan Finance Ltd., 7% due 2/01/2017 (e)          98,500
                                                              150,000      Cosan SA Industria e Comercio,
                                                                             9% due 11/01/2009 (e)                          159,750
                                                                                                                        ------------
                                                                                                                            258,250
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Brazil                  357,150
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%           Wireless Telecommunication            200,000      Rogers Wireless Communications, Inc.,
                          Services - 0.1%                                    8.48% due 12/15/2010 (b)                       204,000
                                                       CAD    100,000      Rogers Wireless Communications, Inc.,
                                                                             7.625% due 12/15/2011                           96,909
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Canada                  300,909
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%            Electric Utilities - 0.3%      USD  1,023,822      Empresa Electrica del Norte Grande SA,
                                                                             6% due 11/05/2017 (n)                          972,631
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Chile                   972,631
------------------------------------------------------------------------------------------------------------------------------------
China - 0.3%            Automobiles - 0.1%                    100,000      Brilliance China Finance Ltd.,
                                                                             0% due 6/07/2011 (k)(m)                        116,380
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%               SGD    100,000      Bio-Treat Technology Ltd.,
                                                                            0% due 1/18/2013 (k)(m)                          72,340
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%           USD    160,000      Chaoda Modern Agriculture Holdings Ltd.,
                                                                             7.75% due 2/08/2010                            162,000
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Face
Country/Region          Industry                                Amount                Corporate Bonds                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                      HKD   1,650,000      Chaoda Modern Agriculture Holdings Ltd.,
                                                                            0% due 5/08/2011 (k)(m)
                                                                                                                        $   247,336
                                                                                                                        ------------
                                                                                                                            409,336
                        ------------------------------------------------------------------------------------------------------------
                        Industrial                    USD     305,000      Beijing Enterprises Investment Ltd.,
                          Conglomerates - 0.1%                               0% due 12/21/2010 (k)(m)                       410,606

                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in China                 1,008,662
------------------------------------------------------------------------------------------------------------------------------------
Europe - 0.6%           Commercial Banks - 0.6%       BRL     500,000      European Investment Bank,
                                                                             0% due 5/01/2008 (m)                           215,820
                                                            1,850,425      European Investment Bank,
                                                                             0% due 9/12/2008 (e)(m)                        767,509
                                                            2,200,000      European Investment Bank,
                                                                             0% due 9/21/2010 (e)(m)                        733,416
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Europe                1,716,745
------------------------------------------------------------------------------------------------------------------------------------
France - 0.5%           Commercial Banks - 0.5%       EUR   1,050,000      ERAP, 3.375% due 4/25/2008                     1,392,884
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in France                1,392,884
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.8%          Commercial Banks - 0.8%       GBP     250,000      KfW - Kreditanstalt fuer Wiederaufbau,
                                                                             5.375% due 12/07/2007                          490,861
                                                              250,000      KfW - Kreditanstalt fuer Wiederaufbau,
                                                                             4.50% due 12/07/2008                           483,107
                                                      EUR     750,000      KfW - Kreditanstalt fuer Wiederaufbau,
                                                                             4.25% due 7/04/2014                          1,010,788
                                                      JPY  50,000,000      Norddeutsche Landesbank Girozentrale,
                                                                             0.45% due 1/19/2009                            422,047
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Germany               2,406,803
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.2%        Industrial                    USD     250,000      Hutchison Whampoa International 03/33 Ltd.,
                          Conglomerates - 0.1%                               5.45% due 11/24/2010                           252,099

                        ------------------------------------------------------------------------------------------------------------
                        Real Estate Management &              200,000      Hongkong Land CB 2005 Ltd., 2.75%
                          Development - 0.1%                                 due 12/21/2012 (k)                             263,250

                        ------------------------------------------------------------------------------------------------------------
                        Trading Companies &                    60,000      Noble Group Ltd., 0.90% due 4/20/2009 (k)         76,650
                          Distributors - 0.0%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Hong Kong               591,999
------------------------------------------------------------------------------------------------------------------------------------
India - 0.3%            Automobiles - 0.1%                    220,000      Tata Motors Ltd., 1% due 4/27/2011 (k)           264,264
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                100,000      Gujarat NRE Coke Ltd.,
                                                                             0% due 4/12/2011 (k)(m)                         93,000
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                    200,000      Housing Development Finance Corp.,
                          Finance - 0.1%                                     0% due 9/27/2010 (k)(m)                        251,676

                        ------------------------------------------------------------------------------------------------------------
                        Transportation                        100,000      Punj Lloyd Ltd.,
                          Infrastructure - 0.0%                              0% due 4/08/2011 (k)(m)                         96,750

                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication            125,000      Reliance Communication Ltd.,
                          Services - 0.1%                                    0% due 5/10/2011 (k)(m)                        142,914

                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in India                   848,604
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%            Commercial Banks - 0.4%       JPY  32,000,000      The Bank of Kyoto Ltd. Series 1,
                                                                             1.90% due 9/30/2009 (k)                        578,889
                                                           75,000,000      International Bank for Reconstruction
                                                                             & Development Series 670,
                                                                           2% due 2/18/2008
                                                                                                                            643,411
                                                            6,000,000      The Mie Bank Ltd., 1% due 10/31/2011 (k)          60,973
                                                                                                                        ------------
                                                                                                                          1,283,273
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                   10,000,000      ASIF II, 1.20% due 3/20/2008                      85,082
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Japan                 1,368,355
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.6%         Diversified Financial         USD     300,000      Feringghi Capital Ltd.,
                          Services - 0.2%                                    0% due 12/22/2009 (k)                          337,500

                                                      MYR     825,000      Johor Corp., 1% due 7/31/2009 (n)                267,245
                                                                                                                        ------------
                                                                                                                            604,745
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication USD     600,000      Rafflesia Capital Ltd.,
                          Services - 0.2%                                    1.25% due 10/04/2011 (k)                       667,500

                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                   50,000      IOI Investment BHD,
                                                                             0% due 9/18/2009 (k)(m)                        107,688
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Face
Country                 Industry                               Amount              Corporate Bonds                    Value
------------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &         MYR     380,000      Berjaya Land BHD,
                          Leisure - 0.1%                                     8% due 8/15/2011 (k)                       $   112,379
                                                              230,000      Resorts World BHD,
                                                                             0% due 9/19/2008 (k)(m)                         86,811
                                                                                                                        ------------
                                                                                                                            199,190
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.1%        USD     200,000      YTL Power Finance Cayman Ltd.,
                                                                             0% due 5/09/2010 (k)(m)                        229,500
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Malaysia              1,808,623
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.0%      Semiconductors & Semiconductor         30,000      ASM International NV,
                                                                             4.25% due 12/06/2011 (k)                        35,928
                          Equipment - 0.0%                    100,000      ASM International NV,
                                                                             4.25% due 12/06/2011 (e)(k)                    117,750
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in the Netherlands         153,678
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%      Wireless Telecommunication            350,000      LG Telecom Ltd., 8.25% due 7/15/2009 (e)         366,625
                          Services - 0.1%
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in South Korea             366,625
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%           Diversified Financial         TRY     503,625      Svensk Exportkredit AB,
                          Services - 0.1%                                    10.50% due 9/29/2015                           258,687

                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Sweden                  258,687
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%           Insurance - 0.0%              USD      20,000      Shin Kong Financial Holding Co. Ltd.,
                                                                            0% due 6/17/2009 (k)(m)                          21,600
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in Taiwan                   21,600
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.1%   Commercial Banks - 0.1%       GBP      90,000      International Bank for Reconstruction
                                                                           & Development,  7.125% due 7/30/2007             178,002
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in the United Kingdom      178,002
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.3%    Aerospace & Defense - 0.0%    USD      90,000      GenCorp, Inc., 5.75% due 4/15/2007 (k)            92,700
                        ------------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                       136,210      Northwest Airlines, Inc. Series 1999-3-B,
                                                                           9.485% due 10/01/2016 (h)(r)                      28,434
                        ------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                   60,000      Cell Genesys, Inc.,
                                                                             3.125% due 11/01/2011 (k)                       49,050
                                                               80,000      Nabi Biopharmaceuticals,
                                                                             2.875% due 4/15/2025 (k)                        70,200
                                                                                                                        ------------
                                                                                                                            119,250
                        ------------------------------------------------------------------------------------------------------------
                        Commerical Banks - 0.1%               100,000      Preferred Term Securities XXV, Ltd.,
                                                                             0% due 6/22/2037 (f)                            99,250
                                                              150,000      Preferred Term Securities XXIV, Ltd.,
                                                                             0% due 3/22/2037 (e)(f)                        146,250
                                                                                                                        ------------
                                                                                                                            245,500
                        ------------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.0%         150,000      Crown Cork & Seal Co., Inc.,
                                                                             7.50% due 12/15/2096                           127,500
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial         JPY 119,000,000      General Electric Capital Corp.,
                          Services - 0.3%                                    0.685% due 1/15/2010 (b)                     1,009,642

                                                      USD      40,000      Triad Acquisition Corp. Series B,
                                                                             11.125% due 5/01/2013                           37,400
                                                                                                                        ------------
                                                                                                                          1,047,042
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers &
                          Services - 0.1%                     200,000      Tenet Healthcare Corp.,
                                                                             9.25% due 2/01/2015                            198,000
                        ------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                  90,000      Uno Restaurant Corp.,
                          Leisure - 0.0%                                     10% due 2/15/2011 (e)                           77,400

                        ------------------------------------------------------------------------------------------------------------
                        Independent Power Producers   GBP      84,000      The AES Corp., 8.375% due 3/01/2011              171,084
                          & Energy Traders - 0.3%
                                                      USD     140,000      Calpine Corp., 8.75% due 7/15/2013 (e)(h)        149,100
                                                              490,000      Calpine Generating Co. LLC,
                                                                             9.07% due 4/01/2009 (b)                        499,800
                                                               48,822      Calpine Generating Co. LLC,
                                                                             11.07% due 4/01/2010 (b)                        50,531
                                                                                                                        ------------
                                                                                                                            870,515
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                       97,000      Fortis Insurance NV,
                                                                             7.75% due 1/26/2008 (e)(k)                     133,518
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                 125,000      McMoRan Exploration Co.,
                          Fuels - 0.1%                                       5.25% due 10/06/2011 (e)(k)                    132,813
                                                              200,000      McMoRan Exploration Co.,
                                                                             5.25% due 10/06/2011 (k)                       212,500
                                                                                                                        ------------
                                                                                                                            345,313
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Face
Country                 Industry                               Amount              Corporate Bonds                    Value
------------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest
                          Products - 0.2%             USD     475,000      Mandra Forestry,
                                                                             12% due 5/15/2013 (e)(o)                   $   437,000
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication
                          Services - 0.1%                     350,000      Nextel Communications, Inc.,
                                                                             5.25% due 1/15/2010 (k)                        347,375
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds in the United States     4,069,547
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Corporate Bonds
                                                                             (Cost - $16,200,589) - 5.8%                 17,821,504
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Floating Rate Loan Interests (l)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%    Textiles, Apparel & Luxury
                          Goods - 0.0%                        206,577      Galey & Lord, Inc. Term Loan,
                                                                             10.17% due 9/05/2009 (h)                             0

                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Floating Rate Loan Interests
                                                                             (Cost - $138,430) - 0.0%                             0
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                      EUR   3,100,000      Bundesrepublik Deutschland,
                                                                             4% due 7/04/2016                             4,124,347
                                                              375,000      Caisse d'Amortissement de la Dette Sociale,
                                                                             4% due 10/25/2014                              496,322
                                                      CAD     895,000      Canadian Government Bond,
                                                                             4% due 9/01/2010                               775,142
                                                      ISK  27,000,000      Iceland Rikisbref, 7.25% due 5/17/2013           377,774
                                                      MYR   3,150,000      Malaysia Government Bond,
                                                                             3.756% due 4/28/2011                           920,633
                                                            3,250,000      Malaysia Government Bond Series 386X,
                                                                             8.60% due 12/01/2007                           971,668
                                                      EUR     475,000      Netherlands Government Bond,
                                                                             3.75% due 7/15/2014                            622,407
                                                      NZD     425,000      New Zealand Government Bond Series 216,
                                                                             4.50% due 2/14/2016                            411,912
                                                      PLN   2,250,000      Poland Government Bond, 3% due 8/24/2016         784,084
                                                      SEK   7,875,000      Sweden Government Bond Series 3101,
                                                                             4% due 12/01/2008                            1,372,272
                                                      EUR   1,050,000      Unedic, 3.50% due 9/18/2008                    1,391,911
                                                      GBP     425,000      United Kingdom Gilt, 4.25% due 3/07/2011         805,970
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Foreign Government Obligations
                                                                           (Cost - $12,478,324) - 4.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,054,442
------------------------------------------------------------------------------------------------------------------------------------
                                                                              U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                      USD      28,000      Fannie Mae, 5.40% due 2/01/2008                   28,060
                                                            3,578,671      U.S. Treasury Inflation Indexed Bonds,
                                                                             0.875% due 4/15/2010                         3,460,267
                                                            9,711,690      U.S. Treasury Inflation Indexed Bonds,
                                                                             2.375% due 4/15/2011                         9,838,020
                                                            3,412,643      U.S. Treasury Inflation Indexed Bonds,
                                                                             1.875% due 7/15/2015 (c)                     3,335,992
                                                           10,461,507      U.S. Treasury Inflation Indexed Bonds,
                                                                             2% due 1/15/2016                            10,300,085
                                                            6,241,079      U.S. Treasury Inflation Indexed Bonds,
                                                                             2.50% due 7/15/2016                          6,404,177
                                                            2,500,000      U.S. Treasury Notes, 3.625% due 4/30/2007      2,497,070
                                                              500,000      U.S. Treasury Notes, 3.50% due 5/31/2007         498,750
                                                              675,000      U.S. Treasury Notes, 4.375% due 12/31/2007       671,889
                                                              650,000      U.S. Treasury Notes, 4.875% due 4/30/2008        649,924
                                                              500,000      U.S. Treasury Notes, 4% due 6/15/2009            493,906
                                                            1,500,000      U.S. Treasury Notes, 4.75% due 3/31/2011       1,511,367
                                                            4,850,000      U.S. Treasury Notes, 4.875% due 5/31/2011      4,910,247
                                                            2,775,000      U.S. Treasury Notes, 4.625% due 2/29/2012      2,785,298
                                                              375,000      U.S. Treasury Notes, 4% due 11/15/2012           365,156
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Face
                                                                Amount       U.S. Government & Agency Obligations              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                      USD   3,300,000      U.S. Treasury Notes, 4.25% due 11/15/2014   $  3,221,625
                                                            2,450,000      U.S. Treasury Notes, 4.50% due 11/15/2015      2,425,022
                                                            1,800,000      U.S. Treasury Notes, 4.875% due 8/15/2016      1,828,546
                                                            2,600,000      U.S. Treasury Notes, 5.125% due 5/15/2016      2,688,257
                                                            1,900,000      U.S. Treasury Notes, 4.625% due 11/15/2016     1,894,433
                                                            2,728,000      U.S. Treasury Notes, 4.625% due 2/15/2017      2,722,459
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total U.S. Government & Agency Obligations
                                                                            (Cost - $61,714,379) - 20.2%                 62,530,550
------------------------------------------------------------------------------------------------------------------------------------
Country/Region                                                                     Structured Notes
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%                                         BRL   2,210,698      JPMorgan Chase Bank Structured Notes
                                                                             (NTN - B Linked Notes),
                                                                             6% due 8/15/2010 (p)                         1,023,179
                                                            2,778,604      JPMorgan Chase Bank Structured Notes
                                                                             (NTN - B Linked Notes),
                                                                             6% due 8/15/2010 (p)                         1,286,242
                                                            1,108,182      JPMorgan Chase Bank Structured Notes
                                                                             (NTN - B Linked Notes),
                                                                             6% due 8/17/2010 (p)                           512,958
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes in Brazil               2,822,379
------------------------------------------------------------------------------------------------------------------------------------
Europe- 0.8%                                                1,230,000      Goldman Sachs & Co. (Dow Jones EURO
                                                                             STOXX 50(R) Index Linked Notes),
                                                                             due 6/20/2008 (f)(p)                         1,253,908
                                                            1,230,000      JPMorgan Chase & Co. (Dow Jones EURO
                                                                             STOXX 50(R) Index Linked Notes),
                                                                             due 6/17/2008 (f)(p)                         1,265,670
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes in Europe               2,519,578
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%                                        USD   1,250,000      Goldman Sachs & Co. (DAX Linked Notes),
                                                                             due 10/19/2007 (f)(p)                        1,432,979
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes in Germany              1,432,979
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.8%                                                2,800,000      Goldman Sachs & Co. (TOPIX(R) Index
                                                                             Linked Notes), due 1/28/2008 (f)(q)          2,545,704
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes in Japan                2,545,704
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.2%                                                 600,000      UBS AG (Total Return TWD Linked Notes),
                                                                             due 12/01/2010 (f)(q)                          605,700
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes in Taiwan                 605,700
------------------------------------------------------------------------------------------------------------------------------------
United States - 2.4%                                        4,971,000      Morgan Stanley (Bear Market PLUS S&P 500
                                                                             Index Linked Notes), Series F,
                                                                             due 7/07/2008 (f)(q)                         4,974,977
                                                              280,000      UBS AG (Gold Linked Notes),
                                                                             due 4/23/2008 (f)(p)                           312,073
                                                              310,000      UBS AG (Gold Linked Notes),
                                                                             due 4/28/2008 (f)(p)                           350,379
                                                              290,000      UBS AG (Gold Linked Notes),
                                                                             due 5/27/2008 (f)(p)                           308,992
                                                              300,000      UBS AG (Gold Linked Notes),
                                                                             due 6/18/2008 (f)(p)                           314,945
                                                              300,000      UBS AG (Gold Linked Notes),
                                                                             due 6/19/2008 (f)(p)                           315,594
                                                              310,000      UBS AG (Gold Linked Notes),
                                                                             due 7/09/2008 (e)(f)(p)                        325,135
                                                              300,000      UBS AG (Gold Linked Notes),
                                                                             due 7/11/2008 (f)(p)                           328,153
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes in the
                                                                             United States                                7,230,248
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Structured Notes
                                                                             (Cost - $16,753,657) - 5.6%                 17,156,588
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities
                                                                             (Cost - $107,285,379) - 35.8%              110,563,084
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Beneficial
Country                 Industry                             Interest             Other Interests (i)                         Value
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%    Diversified Telecommunication
                          Services - 0.0%             USD     500,000      AboveNet, Inc. (Litigation Trust
                                                                             Certificates)                              $         0
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Other Interests
                                                                             (Cost - $0) - 0.0%                                   0
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Face
                                                               Amount              Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.2%           Foreign Commercial
                          Paper - 0.2                 CAD     850,000      Canada Treasury Bill, 0% due 3/20/2008           706,893
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities in Canada            706,893
------------------------------------------------------------------------------------------------------------------------------------
Iceland - 0.1%          Time Deposits - 0.1%          ISK  13,049,753      ISK Time Deposit, 14.85% due 4/20/2007           198,249
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities in Iceland           198,249
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%        Time Deposits - 0.3%          SGD   1,568,624      SGD Time Deposit, 0% due 4/20/2007             1,033,928
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities in Singapore       1,033,928
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.4%    Government National
                          Bills - 0.4%                USD   1,200,000      U.S. Treasury Bills, 5.04% due 6/21/2007       1,186,920
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities in
                                                                             the United States                            1,186,920
                        ------------------------------------------------------------------------------------------------------------
                                                          Beneficial
                                                             Interest
------------------------------------------------------------------------------------------------------------------------------------
United States - 3.7%                                  USD  11,272,466      BlackRock Liquidity Series, LLC Cash
                                                                             Sweep Series, 5.26% (g)(j)                  11,272,466
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                             (Cost - $14,396,639) - 4.7%                 14,398,456
                        ------------------------------------------------------------------------------------------------------------

                                                            Number of
                                                            Contracts              Options Purchased
                        ------------------------------------------------------------------------------------------------------------
                        Call Options Purchased                    174      The Gap, Inc., expiring January 2008
                                                                             at USD 22.5                                      5,220
                                                                  172      Newmont Mining Corp., expiring
                                                                             June 2007 at USD 50                              4,300
                                                                  174      Newmont Mining Corp., expiring
                                                                             January 2008 at USD 55                          15,660
                                                                                                                        ------------
                                                                                                                             25,180
                        ------------------------------------------------------------------------------------------------------------
                        Put Options Purchased                      86      Black & Decker Corp., expiring
                                                                             August 2007 at USD 75                           19,350
                                                                  512      iShares Russell 2000 Index Fund,
                                                                             expiring September 2007 at USD 75              130,560
                                                                  684      iShares Russell 2000 Index Fund,
                                                                             expiring September 2007 at USD 78              232,560
                                                                  171      JB Hunt Transport Services, Inc.,
                                                                             expiring August 2007 at USD 22.5                14,535
                                                                  171      Leggett & Platt, Inc., expiring
                                                                             September 2007 at USD 22.5                      22,230
                                                                  173      Masco Corp., expiring October 2007
                                                                             at USD 25                                       21,625
                                                                  172      Royal Caribbean Cruises Ltd., expiring
                                                                             September 2007 at USD 35                        16,340
                                                                   86      The Sherwin-Williams Co., expiring
                                                                             September 2007 at USD 60                        20,210
                                                                   50      Whirlpool Corp., expiring
                                                                             September 2007 at USD 75                        12,750
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Number of
                                                            Contracts              Options Purchased                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  171      Williams-Sonoma, Inc., expiring
                                                                             August 2007 at USD 32.5                     $   23,940
                                                                1,215      Yen Call 2/8/95 64.75, expiring
                                                                             February 2008 at USD 106.9                      14,367
                                                                                                                      --------------
                                                                                                                            528,467
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Options Purchased
                                                                           (Premiums Paid - $639,812) - 0.2%                553,647
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                             (Cost - $259,288,078) - 99.8%              308,218,631
                        ------------------------------------------------------------------------------------------------------------
                                                                                 Options Written
                        ------------------------------------------------------------------------------------------------------------
                        Call Options Written                      555      3Com Corp., expiring January 2008
                                                                             at USD 5                                       (19,425)
                                                                  108      Apple Computer, Inc., expiring
                                                                             January 2008 at USD 85                        (191,160)
                                                                   14      Bausch & Lomb, Inc., expiring
                                                                             January 2008 at USD 45                         (13,440)
                                                                   21      Burlington Northern Santa Fe Corp.,
                                                                             expiring January 2008 at USD 90                 (8,610)
                                                                   53      Burlington Northern Santa Fe Corp.,
                                                                             expiring January 2008 at USD 95                (13,515)
                                                                   54      Ciena Corp., expiring January 2008
                                                                             at USD 30                                      (20,520)
                                                                  436      Comverse Technology, Inc., expiring
                                                                             January 2008 at USD 17.5                      (239,800)
                                                                   10      Comverse Technology, Inc., expiring
                                                                             January 2008 at USD 20                          (3,800)
                                                                   46      eBay, Inc., expiring January 2008
                                                                             at USD 20                                      (65,780)
                                                                   48      eBay, Inc., expiring January 2008
                                                                             at USD 25                                      (48,480)
                                                                   96      El Paso Corp., expiring January 2008
                                                                             at USD 15                                      (11,040)
                                                                   53      Foundation Coal Holdings, Inc.,
                                                                             expiring September 2007 at USD 30              (32,330)
                                                                   97      Genesis Microchip, Inc., expiring
                                                                             June 2007 at USD 10                             (4,365)
                                                                  104      Genesis Microchip, Inc., expiring
                                                                             September 2007 at USD  7.5                     (23,920)
                                                                  108      Motorola, Inc., expiring January 2008
                                                                             at USD 17.5                                    (22,680)
                                                                  117      Motorola, Inc., expiring January 2008
                                                                             at USD 20                                      (12,870)
                                                                   63      Norfolk Southern Corp., expiring
                                                                             January 2008 at USD 50                         (40,320)
                                                                  134      Nortel Networks Corp., expiring
                                                                             January 2008 at USD 22.5                       (60,300)
                                                                   52      Novell, Inc., expiring January 2008
                                                                             at USD  7.5                                     (4,212)
                                                                   52      Panera Bread Co. Class A, expiring
                                                                             January 2008 at USD 50                         (69,160)
                                                                   91      Panera Bread Co. Class A, expiring
                                                                             January 2008 at USD 55                         (90,090)
                                                                   65      Panera Bread Co. Class A, expiring
                                                                             January 2008 at USD 60                         (46,800)
                                                                   75      Peabody Energy Corp., expiring
                                                                             January 2008 at USD 40                         (42,000)
                                                                  165      QUALCOMM, Inc., expiring
                                                                             January 2008 at USD 40                        (118,635)
                                                                   39      Smith International, Inc., expiring
                                                                             January 2008 at USD 40                         (42,120)
                                                                   69      Sprint Nextel Corp., expiring
                                                                             January 2008 at USD 20                         (11,385)
                                                                  147      Sprint Nextel Corp., expiring
                                                                             January 2008 at USD 22.5                       (11,025)
                        ------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                                       (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Number of
                                                            Contracts              Options Written                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   43      Suncor Energy, Inc., expiring
                                                                             January 2008 at USD 75                     $   (43,430)
                                                                  171      TIBCO Software, Inc., expiring
                                                                             January 2008 at USD 10                         (11,115)
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Options Written
                                                                           (Premiums Received - $1,239,472) - (0.5%)     (1,322,327)
                        ------------------------------------------------------------------------------------------------------------
                                                                           Total Investments, Net of Options Written
                                                                           (Cost - $258,048,606*)  - 99.3%              306,896,304
                                                                           Other Assets Less Liabilities - 0.7%           2,062,195
                                                                                                                      --------------
                                                                           Net Assets - 100.0%                        $ 308,958,499
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 259,778,097
                                                                  ============
      Gross unrealized appreciation                               $  50,501,120
      Gross unrealized depreciation                                  (3,382,913)
                                                                  ------------
      Net unrealized appreciation                                 $  47,118,207
                                                                  ============

(a)   Depositary receipts.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)   Non-income producing security.

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company

      Act of 1940, were as follows:
      -------------------------------------------------------------------------
                                                             Net       Interest
      Affiliate                                         Activity         Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series,
        LLC Cash Sweep Series                      $ (3,386,266)      $ 167,982
      -------------------------------------------------------------------------

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j) Represents the current yield as of March 31, 2007. (k) Convertible security.

(l) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.



(m)   Represents a zero coupon bond.

(n)   Represents a step bond.

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)
--------------------------------------------------------------------------------

(o)   Issued with warrants.

(p) Security represents an index linked note. Value of the instrument is derived from the price fluctuations in the underlying index.

(q) Security represents an index linked note. Value of the instrument is inversely derived from the price fluctuations in the underlying index.

(r)   Subject to principal paydowns.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which many combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                             Settlement      Appreciation
      Purchased                                       Date        (Depreciation)
      --------------------------------------------------------------------------
      CHF      3,067,057                           April 2007          $  4,923
      EUR     10,383,873                           April 2007            66,465
      INR     23,895,423                           April 2007               276
      JPY    646,292,145                           April 2007           (45,269)
      IDR  3,610,000,000                           August 2007           12,176
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $22,816,963)                   $ 38,571
                                                                       ========
      --------------------------------------------------------------------------
      Foreign Currency                             Settlement        Unrealized
      Sold                                            Date          Depreciation
      --------------------------------------------------------------------------
      EUR        200,000                           April 2007          $ (1,649)
      INR     23,895,423                           April 2007           (10,683)
      JPY     31,388,000                           April 2007              (247)
      IDR  2,369,100,000                           August 2007           (3,755)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $1,323,674)                    $(16,334)
                                                                       ========

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------
      Number of                                              Expiration         Face       Unrealized
      Contracts  Issue                  Exchange                Date            Value     Appreciation
      ------------------------------------------------------------------------------------------------
          2      DAX Index 25 Euro    Eurex Deutschland      June 2007        $ 438,747     $ 26,728
          4      S&P TSE 60 Index     Montreal               June 2007        $ 509,054       14,948
          1      EuroDollar Future    Chicago              September 2008     $ 237,902          511
      ------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                   $ 42,187
                                                                                            ========

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)
--------------------------------------------------------------------------------

o     Financial futures contracts sold as of March 31, 2007 were as follows:


      -------------------------------------------------------------------------------------------------
                                                                                           Unrealized
      Number of                                              Expiration         Face      Appreciation
      Contracts  Issue                  Exchange                Date            Value    (Depreciation)
      -------------------------------------------------------------------------------------------------
         22      DJ Euro Stoxx        Eurex Deutschland     June 2007         $1,160,562  $  (47,309)
          5      FTSE 100 Index       LIFFE                 June 2007         $  601,629     (20,801)
          3      Japan 10-year
                   Government Bond    Tokyo                 June 2007         $3,420,475       5,251
         20      S&P 500 Index        Chicago               June 2007         $7,015,204    (140,796)
         10      Topix Index          Tokyo                 June 2007         $1,428,790     (27,846)
          1      EuroDollar Future    Chicago             September 2009      $  237,549        (501)
      -------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                 $ (232,002)
                                                                                          ==========

o     Swap contracts outstanding as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                      Notional         Unrealized
                                                                                       Amount          Appreciation
      --------------------------------------------------------------------------------------------------------------
      Bought credit default protection on United Mexican States and pay 1.12%

      Broker, Credit Suisse International
      Expires, May 2010                                                         USD    140,000           $(3,268)

      Bought credit default protection on DaimlerChrysler NA Holding Corp.
      and pay 0.53%

      Broker, JPMorgan Chase
      Expires June 2011                                                         EUR     95,000            (1,060)

      Bought credit default protection on Carnival Corp. and pay 0.25%

      Broker, JPMorgan Chase
      Expires September 2011                                                    USD    185,000              (674)

      Bought credit default protection on Whirlpool Corp. and pay 0.48%

      Broker, JPMorgan Chase
      Expires September 2011                                                    USD     50,000               121

      Bought credit default protection on McDonald's Corp. and pay 0.16%

      Broker, JPMorgan Chase
      Expires September 2011                                                    USD     50,000              (110)

BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
Schedule of Investments as of March 31, 2007                                                      (in U.S. dollars)
-------------------------------------------------------------------------------------------------------------------
                                                                                      Notional          Unrealized
                                                                                       Amount          Appreciation
      -------------------------------------------------------------------------------------------------------------
      Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%

      Broker, JPMorgan Chase
      Expires September 2011                                                    USD    50,000            $  (207)
      --------------------------------------------------------------------------------------------------------------
      Total                                                                                              $(5,198)
                                                                                                         =======

o     Currency Abbreviations:

      BRL  Brazilian Real                     JPY  Japanese Yen
      CAD  Canadian Dollar                    MYR  Malaysian Ringgit
      CHF  Swiss Franc                        NZD  New Zealand Dollar
      EUR  Euro                               PLN  Polish Zloty
      GBP  British Pound                      SEK  Swedish Krona
      HKD  Hong Kong Dollar                   SGD  Singapore Dollar
      IDR  Indonesian Rupiah                  TRY  Turkish Lira
      INR  Indian Rupee                       USD  U.S. Dollar
      ISK  Icelandic Krona

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Issue                                                 Face         Interest              Maturity
                                                     Amount          Rate                Date (s)                          Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 13.2%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Bonds              $ 2,162,771         3.50%             1/15/2011                     $ 2,283,497
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                  9,400,000        4.625              2/29/2012                       9,434,883
                                                     9,900,000        4.625              2/15/2017                       9,879,893
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations
  (Cost - $21,613,617) - 13.2%                                                                                          21,598,273
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
  Securities+ - 100.2%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Guaranteed Pass-Through Certificates      1,500,000         4.00             4/01/2022 (c)                    1,416,093
                                                    21,000,000         4.50             4/15/2022 (c)                   20,324,052
                                                    65,600,000         5.00       4/15/2022 - 4/15/2037 (c)             63,956,450
                                                     2,827,441        5.099            11/01/2035 (a)                    2,828,351
                                                     1,639,295        5.137            11/01/2035 (a)                    1,640,177
                                                     1,305,038        5.276             9/01/2035 (a)                    1,304,896
                                                    36,093,768         5.50      8/01/2034 - 4/15/2037 (c)(e)           35,719,700
                                                     9,309,816         6.00       4/01/2017 - 4/15/2037 (c)              9,416,275
                                                     2,647,916         6.50       1/01/2032 - 4/15/2037 (c)              2,714,645
                                                       354,732         7.50       6/01/2030 - 4/01/2031                    371,268
                                                       232,943         8.00       4/01/2030 - 10/01/2032                   247,071
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Mortgage Participation Certificates     10,000,000         5.50              4/15/2037 (c)                   9,893,750
                                                     1,683,249        5.947             12/01/2036 (a)                   1,703,209
                                                    11,677,474         6.00        4/01/2017 - 4/15/2037 (c)            11,775,488
                                                        62,729         8.00        3/01/2030 - 6/01/2031                    66,029
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Securities (Cost - $163,929,119) - 100.2%                                 163,377,454

------------------------------------------------------------------------------------------------------------------------------------
                                                   Face
                                                  Amount                          Issue
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities+ - 6.8%
------------------------------------------------------------------------------------------------------------------------------------
                                               $ 9,000,000    Carrington Mortgage Loan Trust Series 2006-NC1
                                                                Class A2, 5.48% due 1/25/2036 (a)                        9,001,470
                                                 2,070,081    Ixis Real Estate Capital Trust Series 2006-HE3
                                                                Class A1, 5.37% due 1/25/2037 (a)                        2,069,405
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Asset-Backed Securities
                                                                (Cost - $11,070,081) - 6.8%                             11,070,875
------------------------------------------------------------------------------------------------------------------------------------
Non-Government Agency Mortgage-Backed
  Securities+ - 29.1%
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligation -  27.2%      2,452,547    ABN AMRO Mortgage Corp. Series 2003-7 Class A1,
                                                                4.75% due 7/25/2018                                      2,394,370
                                                 1,615,815    Banc of America Mortgage Securities Inc.
                                                                Series 2003-5 Class 2A1, 5% due 7/25/2018                1,581,984
                                                   763,417    CS First Boston Mortgage Securities Corp.
                                                                Series 2003-8 Class 2A1, 5% due 4/25/2018                  746,193
                                                 1,008,251    CS First Boston Mortgage Securities Corp.
                                                                Series 2003-10 Class 4A1, 5% due 5/25/2018                 980,730
                                                   343,491    Chase Mortgage Finance Corp. Series 2003-S3
                                                                Class A1, 5% due 3/25/2018                                 336,943
                                                   982,424    Chase Mortgage Finance Corp. Series 2003-S4
                                                                Class 2A1, 5% due 4/25/2018                                974,480
                                                 2,516,145    Chase Mortgage Finance Corp.
                                                                Series 2003-S12 2A1, 5% due 12/25/2018                   2,484,450
                                                 2,314,875    Countrywide Alternative Loan Trust
                                                                Series 2006-41CB Class 2A17, 6% due 1/25/2037            2,337,079
                                                 2,692,389    Countrywide Alternative Loan Trust
                                                                Series 2006-43CB Class 1A7, 6% due 2/25/2037             2,707,721

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                   Face
                                                  Amount                          Issue                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                               $ 1,525,428    Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2003-10 Class A6, 5.67% due 5/25/2033 (a)       $ 1,527,966
                                                 1,155,003    Countrywide Home Loans Series 2004-J1 Class 2A1,
                                                                4.75% due 1/25/2019                                      1,136,288
                                                 2,929,565    Countrywide Home Loans Series 2006-20
                                                                Class 1A33, 6% due 2/25/2037                             2,960,982
                                                 1,233,183    Deutsche Mortgage Securities, Inc. Series 2004-1
                                                                Class 2A1, 4.75% due 10/25/2018                          1,213,140
                                                   857,815    First Horizon Alternative Mortgage Securities
                                                                Series 2005-FA9 Class A5, 5.50% due 12/25/2035             860,531
                                                 4,067,708    GMAC Mortgage Corp. Loan Trust Series 2003-J10
                                                                Class A1, 4.75% due 1/25/2019 (e)                        3,965,051
                                                   714,268    Mastr Asset Securitization Trust Series 2003-4
                                                                Class 2A7, 4.75% due 5/25/2018                             704,789
                                                   938,200    Mastr Asset Securitization Trust Series 2003-5
                                                                Class 2A1, 5% due 6/25/2018                                923,224
                                                 1,291,995    Mastr Asset Securitization Trust Series 2003-7
                                                                Class 2A1, 4.75% due 8/25/2018                           1,272,093
                                                 4,088,633    Residential Accredit Loans, Inc. Series 2005-QS12
                                                                Class A8, 5.65% due 8/25/2035 (a)                        4,084,993
                                                 2,493,859    Residential Asset Securitization Trust
                                                                Series 2003-A8 Class A2, 5.67% due 10/25/2018 (a)        2,486,179
                                                 1,572,964    Residential Asset Securitization Trust
                                                                Series 2006-A10 Class A4, 6.50% due 9/25/2036            1,604,952
                                                 1,340,001    Residential Funding Mortgage Securities I
                                                                Series 2003-S8 Class A1, 5% due 5/25/2018                1,319,806
                                                 1,230,485    Residential Funding Mortgage Securities I
                                                                Series 2003-S16 Class A3, 5% due 9/25/2018               1,204,723
                                                   343,297    Washington Mutual Series 2002-AR19 Class A8,
                                                                4.556% due 2/25/2033 (a)                                   341,350
                                                   936,280    Washington Mutual Series 2003-S3 Class 2A1,
                                                                5% due 5/25/2018                                           928,124
                                                 1,167,589    Washington Mutual Series 2003-S5 Class 2A,
                                                                5% due 6/25/2018                                         1,157,374
                                                 1,329,741    Washington Mutual Series 2003-S7 Class A1,
                                                                4.50% due 8/25/2018                                      1,291,177
                                                   834,996    Washington Mutual Series 2003-S8 Class A2,
                                                                5% due 9/25/2018                                           821,668
                                                                                                                      ------------
                                                                                                                        44,348,360
------------------------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage-                            3,092,728    Greenwich Capital Commercial Funding Corp. Series
                                                                2005-FL3A Class A2, 5.52% due 10/05/2020 (a)(d)          3,092,728
------------------------------------------------------------------------------------------------------------------------------------
 Backed Securities - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Non-Government Agency Mortgage-Backed Securities
                                                                (Cost - $47,356,995) - 29.1%                            47,441,088
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations+ - 52.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                 3,336,661    Fannie Mae Trust Series 353 Class 2,
                                                                5% due 8/01/2034 (b)                                       793,682
                                                 3,601,523    Fannie Mae Trust Series 367 Class 2,
                                                                5.50% due 1/25/2036 (b)                                    843,101
                                                 2,275,684    Fannie Mae Trust Series 370 Class 2,
                                                                6% due 5/25/2036 (b)                                       456,749
                                                    98,972    Fannie Mae Trust Series 2002-W11
                                                                Class AV1, 5.66% due 11/25/2032 (a)                         98,958
                                                 1,233,887    Fannie Mae Trust Series 2003-27
                                                                Class FP, 5.62% due 6/25/2028 (a)                        1,238,759
                                                 1,909,169    Fannie Mae Trust Series 2003-33
                                                                Class LF, 5.67% due 7/25/2017 (a)                        1,919,368
                                                 1,692,306    Fannie Mae Trust Series 2003-34
                                                                Class FS, 5.72% due 1/25/2032 (a)                        1,699,581
                                                 1,534,173    Fannie Mae Trust Series 2003-41
                                                                Class YF, 5.62% due 6/25/2028 (a)                        1,537,801
                                                 3,383,155    Fannie Mae Trust Series 2006-106
                                                                Class PA, 5.50% due 6/25/2030                            3,393,429
                                                 1,725,000    Fannie Mae Trust Series 2006-M2 Class A2A,
                                                                5.271% due 10/20/2032 (a)                                1,720,195
                                                 6,855,369    Freddie Mac Multiclass Certificates
                                                                Series 239 Class F29, 5.57% due 8/15/2036 (a)            6,872,975
                                                 6,855,369    Freddie Mac Multiclass Certificates
                                                                Series 239 Class F30, 5.62% due 8/15/2036 (a)            6,876,697
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                   Face
                                                  Amount                          Issue                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                              $  8,421,785    Freddie Mac Multiclass Certificates
                                                                Series 240 Class F22, 5.67% due 7/15/2036 (a)          $ 8,444,948
                                                 3,039,294    Freddie Mac Multiclass Certificates
                                                                Series 2564 Class OF, 5.62% due 2/15/2026 (a)            3,044,363
                                                 2,828,039    Freddie Mac Multiclass Certificates
                                                                Series 2594 Class DF, 5.62% due 12/15/2027 (a)           2,834,495
                                                 3,036,483    Freddie Mac Multiclass Certificates
                                                                Series 2614 Class EF, 5.72% due 12/15/2017 (a)           3,057,454
                                                   900,000    Freddie Mac Multiclass Certificates
                                                                Series 2634 Class TH, 4.50% due 6/15/2018                  851,107
                                                   830,000    Freddie Mac Multiclass Certificates
                                                                Series 2743 Class HE, 4.50% due 2/15/2019                  789,077
                                                   730,000    Freddie Mac Multiclass Certificates
                                                                Series 2746 Class EG, 4.50% due 2/15/2019                  694,413
                                                 1,190,000    Freddie Mac Multiclass Certificates
                                                                Series 2783 Class AY, 4% due 4/15/2019                   1,080,539
                                                   990,000    Freddie Mac Multiclass Certificates
                                                                Series 2798 Class JK, 4.50% due 5/15/2019                  939,510
                                                 1,050,000    Freddie Mac Multiclass Certificates
                                                                Series 2827 Class DG, 4.50% due 7/15/2019                  989,231
                                                 1,050,000    Freddie Mac Multiclass Certificates
                                                                Series 2882 Class UW, 4.50% due 11/15/2019                 984,166
                                                   750,000    Freddie Mac Multiclass Certificates
                                                                Series 2899 Class KT, 4.50% due 12/15/2019                 702,290
                                                   930,000    Freddie Mac Multiclass Certificates
                                                                Series 2924 Class DB, 4.50% due 1/15/2020                  874,522
                                                   620,000    Freddie Mac Multiclass Certificates
                                                                Series 2948 Class KT, 4.50% due 3/15/2020                  579,653
                                                 1,480,000    Freddie Mac Multiclass Certificates
                                                                Series 2971 Class GD, 5% due 5/15/2020                   1,442,048
                                                   730,000    Freddie Mac Multiclass Certificates
                                                                Series 2987 Class HE, 4.50% due 6/15/2020                  689,561
                                                   570,000    Freddie Mac Multiclass Certificates
                                                                Series 2995 Class JK, 4.50% due 6/15/2020                  535,781
                                                 1,940,000    Freddie Mac Multiclass Certificates
                                                                Series 3042 Class EA, 4.50% due 9/15/2035                1,771,656
                                                 2,501,115    Freddie Mac Multiclass Certificates
                                                                Series 3192 Class GA, 6% due 3/15/2027 (d)               2,528,878
                                                   900,000    Freddie Mac Multiclass Certificates
                                                                Series 3215 Class QH, 6% due 9/15/2036                     901,582
                                                   925,000    Freddie Mac Multiclass Certificates
                                                                Series 3218 Class BG, 6% due 9/15/2036                     941,836
                                                 2,327,986    Freddie Mac Multiclass Certificates
                                                                Series 3242 Class NC, 5.75% due 12/15/2028               2,345,437
                                                 6,667,527    Freddie Mac Multiclass Certificates
                                                                Series R008 Class FK, 5.72% due 7/15/2023 (a)            6,699,255
                                                26,202,354    Ginnie Mae Trust Series 2002-83 Class IO,
                                                                1.574% due 10/16/2042 (a)(b)                             1,054,435
                                                14,649,470    Ginnie Mae Trust Series 2002-94 Class XB,
                                                                2.349% due 11/16/2007 (a)(b)                                68,277
                                                37,692,491    Ginnie Mae Trust Series 2003-17 Class IO,
                                                                1.24% due 3/16/2043 (a)(b)                               1,754,374
                                                 1,948,735    Ginnie Mae Trust Series 2003-105 Class A,
                                                                4.50% due 11/16/2027                                     1,922,474
                                                20,215,799    Ginnie Mae Trust Series 2003-109 Class IO,
                                                                1.098% due 11/16/2043 (a)(b)                               887,866
                                                13,444,829    Ginnie Mae Trust Series 2004-9 Class IO,
                                                                1.383% due 3/16/2034 (a)(b)                                590,434
                                                 1,980,074    Ginnie Mae Trust Series 2004-43 Class Z,
                                                                4.50% due 6/16/2044 (a)                                  1,585,180
                                                 2,048,805    Ginnie Mae Trust Series 2004-45 Class Z,
                                                                5.722% due 6/16/2045 (a)                                 2,124,752
                                                78,679,801    Ginnie Mae Trust Series 2004-77 Class IO,
                                                                1.065% due 9/16/2044 (a)(b)                              3,592,032
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total U.S. Government Agency
                                                                Mortgage-Backed Securities -
                                                                Collateralized Mortgage Obligations
                                                                (Cost - $83,418,343) - 52.0%                            84,752,921
------------------------------------------------------------------------------------------------------------------------------------
                                                              Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 1.1%               1,900,000    Freddie Mac, 7.35% due 4/02/2007                           1,900,000
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total  Short-Term Securities
                                                                (Cost - $1,900,000) - 1.1%                               1,900,000
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                       Number of
Options                                Contracts                                Options Purchased                         Value
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                    23 ++           Receive a fixed rate of 5.09% and pay a
                                                          floating rate based on 3-month LIBOR,
                                                          expiring August 2007, Broker Deutsche Bank AG London        $    222,824
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                     23 ++           Pay a fixed rate of 5.09% and receive a floating
                                                          rate based on 3-month LIBOR, expiring August 2007,
                                                          Broker Deutsche Bank AG London                                   367,931
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Options Purchased (Premiums Paid - $706,100) - 0.4%        590,755
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $329,994,255) - 202.8%             330,731,366
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                      23 ++           Pay a fixed rate of 5.08% and receive a floating
                                                          rate based on 3-month LIBOR, expiring September 2007,
                                                          Broker Citibank, N.A.                                           (248,561)
------------------------------------------------------------------------------------------------------------------------------------
Put Options Written                       23 ++           Receive a fixed rate of 5.08% and pay a floating
                                                          rate based on 3-month LIBOR, expiring September 2007,
                                                          Broker Citibank, N.A.                                           (412,459)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Options Written (Premiums Received - $738,300)
                                                          - (0.4%)                                                        (661,020)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments, Net of Options Written
                                                          (Cost - $329,255,955*)  - 202.4%                             330,070,346
                                                          Liabilities in Excess of Other Assets - (102.4%)            (166,976,865)
                                                                                                                    --------------
                                                          Net Assets - 100.0%                                       $  163,093,481
                                                                                                                    ==============

      * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

            Aggregate cost                       $ 329,758,493
                                                 =============
            Gross unrealized appreciation        $   2,094,417
            Gross unrealized depreciation           (1,782,564)
                                                 -------------
            Net unrealized appreciation          $     311,853
                                                 =============

      + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

     ++     One contract represents a notional amount of $1,000,000.

    (a)     Floating rate security.

    (b) Represents the interest-only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

    (c) Represents a "to-be-announced" transaction. The Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.

    (d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    (e) All or a portion of security held as collateral in connection with open financial future contracts.

      o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            --------------------------------------------------------------------
                                               Net                   Interest
            Affiliate                        Activity                 Income
            --------------------------------------------------------------------
            BlackRock Liquidity Series,        --                    $ 20,241
              LLC Cash Sweep Series
            --------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
 o     Financial futures contracts purchased as of March 31, 2007 were as follows:
       ------------------------------------------------------------------------------------------------------------
       Number of                                               Expiration          Face             Unrealized
       Contracts                  Issue                           Date             Value           Depreciation
       ------------------------------------------------------------------------------------------------------------
          25             30-Year U.S. Treasury Bond             June 2007        $ 2,813,567         $ (32,317)
       ------------------------------------------------------------------------------------------------------------
       Total Unrealized Depreciation                                                                 $ (32,317)
                                                                                                     =========
 o     Financial futures contracts sold as of March 31, 2007 were as follows:
       ------------------------------------------------------------------------------------------------------------
       Number of                                               Expiration          Face             Unrealized
       Contracts                  Issue                           Date             Value           Appreciation
       ------------------------------------------------------------------------------------------------------------
         428             2-Year U.S. Treasury Bond              June 2007       $ 87,804,819         $ 111,632
         152             5-Year U.S. Treasury Bond              June 2007       $ 16,102,178            21,053
         509            10-Year U.S. Treasury Bond              June 2007       $ 55,202,203           166,578
       ------------------------------------------------------------------------------------------------------------
       Total Unrealized Appreciation                                                                 $ 299,263
                                                                                                     =========
 o     Swap contracts outstanding as of March 31, 2007 were as follows:
       --------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                  Notional                 Appreciation
                                                                                   Amount                 (Depreciation)
       --------------------------------------------------------------------------------------------------------------------
       Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .20%

       Broker, Deutsche Bank AG London
       Expires April 2007                                                       $ 3,985,000                      --

       Receive (pay) a variable return based on the change in the spread return of the Bank of America CMBS AAA 10 year Index and receive a floating rate based on the spread plus .20%

       Broker, Deutsche Bank AG London
       Expires April 2007                                                       $ 3,985,000                      --

       Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
       Index and pay a floating rate based on 1-month LIBOR minus 0.06%

       Broker, UBS Warburg
       Expires June 2007                                                        $ 5,000,000                      --

       Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
       Index and pay a floating rate based on 1-month LIBOR minus 0.06%

       Broker, UBS Warburg
       Expires July 2007                                                        $21,900,000                      --

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio Schedule of Investments as of March 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                  Notional                 Appreciation
                                                                                   Amount                 (Depreciation)
       --------------------------------------------------------------------------------------------------------------------
       Receive a fixed rate of 5.2625% and pay a floating rate based on
       3-month LIBOR

       Broker, Lehman Brothers Special Finance
       Expires October 2010                                                     $60,000,000                   $ 590,430

       Receive a fixed rate of 5.218% and pay a floating rate based on 3-month LIBOR

       Broker, JPMorgan Chase
       Expires January 2011                                                     $26,740,000                     226,948

       Receive a fixed rate of 4.17% and pay 3.50% on Treasury
       Inflation Protected Securities (TIPS) adjusted principal

       Broker, Morgan Stanley Capital Services Inc.
       Expires January 2011                                                     $ 2,225,000                     (93,593)

       Receive a fixed rate of 5.234% and pay a floating rate based on 3-month LIBOR

       Broker, Citibank N.A.
       Expires October 2011                                                     $17,000,000                     173,111

       Pay a fixed rate of 5.03005% and receive a floating rate based on 3-month LIBOR

       Broker, Lehman Brothers Special Finance
       Expires November 2011                                                    $40,200,000                     (72,805)

       Pay a fixed rate of 5.168% and receive a floating rate based on 3-month LIBOR

       Broker, UBS Warburg
       Expires November 2011                                                    $20,100,000                    (148,970)

       Pay a fixed rate of 4.9125% and receive a floating rate based on 3-month LIBOR

       Broker, Citibank N.A.
       Expires December 2011                                                    $22,000,000                     (67,480)

       Pay a fixed rate of 4.9618% and receive a floating rate based on 3-month LIBOR

       Broker, Deutsche Bank AG London
       Expires December 2011                                                    $18,300,000                      19,455

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                  Notional                 Appreciation
                                                                                   Amount                 (Depreciation)
       --------------------------------------------------------------------------------------------------------------------
       Receive a fixed rate of 4.95% and pay a floating rate based on 3-month LIBOR

       Broker, Citibank N.A.
       Expires December 2011                                                    $10,200,000                  $  (15,443)

       Pay a fixed rate of 4.985% and receive a floating rate based on 3-month LIBOR

       Broker, Citibank N.A.
       Expires December 2011                                                    $62,000,000                       6,276

       Receive a fixed rate of 5.1646% and pay a floating rate based on 3 month LIBOR

       Broker, Morgan Stanley Capital Services Inc.
       Expires January 2012                                                     $10,600,000                      77,173

       Pay a fixed rate of 5.20814% and receive a floating rate based on 3-month LIBOR

       Broker, Deutsche Bank AG London
       Expires November 2016                                                    $ 7,300,000                     (23,745)

       Pay a fixed rate of 5.41389% and receive a floating rate based on 3-month LIBOR

       Broker, Deutsche Bank AG London
       Expires January 2017                                                     $22,400,000                    (418,828)

       Receive a fixed rate of 5.0675% and pay a floating rate based on 3-month LIBOR

       Broker, Lehman Brothers Special Finance
       Expires March 2017                                                       $22,500,000                    (183,705)

       Receive a fixed rate of 5.0551% and pay a floating rate based on 3-month LIBOR

       Broker, Lehman Brothers Special Finance
       Expires March 2017                                                       $21,400,000                    (195,760)
       --------------------------------------------------------------------------------------------------------------------
       Total                                                                                                 $ (126,936)
                                                                                                             ==========

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                    Face
Industry                                          Amount                      Corporate Bonds                               Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.5%                     $ 250,000     DRS Technologies, Inc., 6.625% due 2/01/2016              $    252,500
                                                  20,000     L-3 Communications Corp., 5.875% due 1/15/2015                  19,425
                                                 250,000     L-3 Communications Corp., 3% due 8/01/2035 (a)(i)              266,875
                                                 270,000     Standard Aero Holdings, Inc., 8.25% due 9/01/2014              289,575
                                                  70,000     TransDigm, Inc., 7.75% due 7/15/2014 (i)                        72,275
                                                                                                                       ------------
                                                                                                                            900,650
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                                  426,835     Continental Airlines, Inc. Series 2001-1 Class  C,
                                                               7.033% due 12/15/2012 (j)                                    430,036
------------------------------------------------------------------------------------------------------------------------------------
Automotive - 4.6%                                140,000     ArvinMeritor, Inc., 8.125% due 9/15/2015                       138,950
                                                  60,000     ArvinMeritor, Inc., 4% due 2/15/2027 (f)(i)                     57,675
                                                  60,000     Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (i)         60,150
                                                 250,000     Autonation, Inc., 7.356% due 4/15/2013 (b)                     252,500
                                                  50,000     Cooper-Standard Automotive, Inc., 7% due 12/15/2012             46,625
                                                  45,000     Ford Motor Co., 7.45% due 7/16/2031                             34,819
                                                 200,000     Ford Motor Co., 8.90% due 1/15/2032                            175,000
                                                 210,000     Ford Motor Credit Co., 5.80% due 1/12/2009                     205,999
                                                  60,000     Ford Motor Credit Co., 5.70% due 1/15/2010                      57,436
                                                 250,000     Ford Motor Credit Co., 8.105% due 1/13/2012 (b)                244,381
                                                  60,000     General Motors Acceptance Corp., 6.75% due 12/01/2014           58,986
                                                  75,000     General Motors Corp., 8.375% due 7/15/2033                      67,313
                                                  40,000     The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (b)(i)     40,150
                                                  25,000     The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011            26,156
                                                 385,000     The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (i)      413,875
                                                  60,000     The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (a)           158,025
                                                  85,000     Keystone Automotive Operations, Inc., 9.75% due 11/01/2013      82,662
                                                 215,000     Lear Corp., 8.75% due 12/01/2016                               205,325
                                                  90,000     Metaldyne Corp., 10% due 11/01/2013                             92,025
                                                  80,000     Titan International, Inc., 8% due 1/15/2012 (i)                 82,300
                                                 200,000     United Auto Group, Inc., 7.75% due 12/15/2016 (i)              202,000
                                                                                                                       ------------
                                                                                                                          2,702,352
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 2.0%                              250,000     CMP Susquehanna Corp., 9.875% due 5/15/2014 (i)                256,250
                                                 250,000     LIN Television Corp., 6.50% due 5/15/2013                      244,687
                                                  70,000     Nexstar Finance, Inc., 7% due 1/15/2014                         67,200
                                                 250,000     Radio One, Inc., 6.375% due 2/15/2013                          241,250
                                                 160,000     Umbrella Acquisition, 9.75% due 3/15/2015 (f)(i)               159,400
                                                 210,000     Young Broadcasting, Inc., 10% due 3/01/2011                    206,850
                                                                                                                       ------------
                                                                                                                          1,175,637
------------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.4%                     250,000     NTL Cable Plc, 9.125% due 8/15/2016                            263,750
------------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 5.8%                              500,000     CSC Holdings, Inc. Series B, 7.625% due 4/01/2011              512,500
                                                 110,000     Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (b)    116,600
                                                 340,000     Charter Communications Holdings I LLC, 11% due 10/01/2015      352,000
                                                 735,000     Charter Communications Holdings II LLC, 10.25% due 9/15/2010   774,631
                                                  70,000     DirecTV Holdings LLC, 8.375% due 3/15/2013                      73,762
                                                 370,000     Echostar DBS Corp., 7.125% due 2/01/2016                       382,025
                                                  45,000     Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (b)(i)             48,262
                                                 260,000     Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (b)(i)             265,200
                                                  40,000     Intelsat Intermediate Holding Co. Ltd.,
                                                               9.23% due 2/01/2015 (g)                                       33,200
                                                 350,000     Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013      364,875
                                                 210,000     PanAmSat Corp., 9% due 6/15/2016 (i)                           231,263
                                                 250,000     Quebecor Media, Inc., 7.75% due 3/15/2016                      256,875
                                                                                                                       ------------
                                                                                                                          3,411,193
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                    Face
Industry                                          Amount                      Corporate Bonds                               Value
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.4%                               $ 120,000     American Pacific Corp., 9% due 2/01/2015 (i)              $    120,750
                                                 155,000     Hexion U.S. Finance Corp., 9.75% due 11/15/2014 (i)            162,556
                                                 140,000     Ineos Group Holdings Plc, 8.50% due 2/15/2016 (i)              134,050
                                                 255,000     Innophos, Inc., 8.875% due 8/15/2014                           263,925
                                                 250,000     Lyondell Chemical Co., 8% due 9/15/2014                        261,875
                                                 130,000     MacDermid, Inc., 9.50% due 4/15/2017 (i)                       133,250
                                                 280,000     Millennium America, Inc., 9.25% due 6/15/2008                  290,500
                                                  30,000     Momentive Performance Materials, Inc.,
                                                               9.75% due 12/01/2014 (i)                                      30,900
                                                 365,000     Momentive Performance Materials, Inc.,
                                                               10.125% due 12/01/2014 (f)(i)                                379,600
                                                 135,000     Momentive Performance Materials, Inc.,
                                                               11.50% due 12/01/2016 (i)                                    138,375
                                                 280,000     Omnova Solutions, Inc., 11.25% due 6/01/2010                   297,500
                                                 155,000     Terra Capital, Inc., 7% due 2/01/2017 (i)                      154,225
                                                 250,000     Westlake Chemical Corp., 6.625% due 1/15/2016                  243,750
                                                                                                                       ------------
                                                                                                                          2,611,256
------------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.3%                    75,000     American Greetings Corp., 7.375% due 6/01/2016                  77,344
                                                 200,000     Chattem, Inc., 7% due 3/01/2014                                198,500
                                                 250,000     Hines Nurseries, Inc., 10.25% due 10/01/2011                   202,500
                                                 250,000     Levi Strauss & Co., 8.875% due 4/01/2016                       267,500
                                                 250,000     North Atlantic Trading Co., 9.25% due 3/01/2012                211,250
                                                 400,000     Quiksilver, Inc., 6.875% due 4/15/2015                         377,000
                                                                                                                       ------------
                                                                                                                          1,334,094
------------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 5.5%                          50,000     Affinion Group, Inc., 10.125% due 10/15/2013                    54,500
                                                  90,000     Affinion Group, Inc., 11.50% due 10/15/2015                     99,000
                                                  70,000     CBD Media Holdings LLC, 9.25% due 7/15/2012                     73,325
                                                 130,000     CanWest Media, Inc., 8% due 9/15/2012                          134,550
                                                  60,000     Dex Media East LLC, 9.875% due 11/15/2009                       62,700
                                                 284,000     Dex Media East LLC, 12.125% due 11/15/2012                     310,625
                                                 225,000     Dex Media West LLC, 8.50% due 8/15/2010                        235,406
                                                 330,000     Idearc, Inc., 8% due 11/15/2016 (i)                            339,487
                                                  80,000     Network Communications, Inc., 10.75% due 12/01/2013             81,700
                                                 300,000     Nielsen Finance LLC, 10.767% due 8/01/2016 (g)(i)              210,000
                                                 550,000     Primedia, Inc., 8% due 5/15/2013                               569,250
                                                 175,000     Quebecor World Capital Corp., 8.75% due 3/15/2016 (i)          177,188
                                                 100,000     Quebecor World, Inc., 9.75% due 1/15/2015 (i)                  105,000
                                                 250,000     RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013            243,125
                                                 500,000     WDAC Subsidiary Corp., 8.375% due 12/01/2014 (i)               516,250
                                                                                                                       ------------
                                                                                                                          3,212,106
------------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration & Production - 3.3%         135,000     Berry Petroleum Co., 8.25% due 11/01/2016                      134,325
                                                 250,000     Chaparral Energy, Inc., 8.50% due 12/01/2015                   246,875
                                                  85,000     Compton Petroleum Finance Corp., 7.625% due 12/01/2013          83,087
                                                  70,000     Denbury Resources, Inc., 7.50% due 12/15/2015                   70,700
                                                 250,000     Encore Acquisition Co., 6.25% due 4/15/2014                    230,000
                                                 350,000     OPTI Canada, Inc., 8.25% due 12/15/2014 (i)                    364,000
                                                 250,000     Range Resources Corp., 6.375% due 3/15/2015                    246,250
                                                 235,000     Sabine Pass LNG LP, 7.50% due 11/30/2016 (i)                   236,763
                                                 105,000     Stone Energy Corp., 8.106% due 7/15/2010 (b)(i)                105,000
                                                 250,000     Stone Energy Corp., 6.75% due 12/15/2014                       233,750
                                                                                                                       ------------
                                                                                                                          1,950,750
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                    Face
Industry                                          Amount                      Corporate Bonds                               Value
------------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.4%                          $ 290,000     Aleris International, Inc., 9% due 12/15/2014 (f)(i)      $    297,040
                                                 150,000     Copano Energy LLC, 8.125% due 3/01/2016                        155,250
                                                 219,000     Dresser-Rand Group, Inc., 7.375% due 11/01/2014                223,380
                                                  70,000     KCS Energy, Inc., 7.125% due 4/01/2012                          69,300
                                                 120,000     North American Energy Partners, Inc.,
                                                               8.75% due 12/01/2011                                         122,400
                                                 500,000     Pacific Energy Partners, LP, 7.125% due 6/15/2014              522,160
                                                 350,000     SemGroup LP, 8.75% due 11/15/2015 (i)                          355,250
                                                 110,000     Tennessee Gas Pipeline Co., 7% due 3/15/2027                   117,488
                                                 110,000     Tennessee Gas Pipeline Co., 7.625% due 4/01/2037               126,387
                                                                                                                       ------------
                                                                                                                          1,988,655
------------------------------------------------------------------------------------------------------------------------------------
Financial - 0.8%                                 160,000     American Real Estate Partners LP,
                                                               7.125% due 2/15/2013                                         158,000
                                                 300,000     American Real Estate Partners LP,
                                                               7.125% due 2/15/2013 (i)                                     296,250
                                                  10,000     NCO Group, Inc., 10.23% due 11/15/2013 (b)(i)                   10,025
                                                                                                                       ------------
                                                                                                                            464,275
------------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.7%                             40,000     Archer-Daniels-Midland Co., 0.875% due 2/15/2014 (a)(i)         41,415
                                                  35,912     Archibald Candy Corp., 10% due 11/01/2007 (e)                    2,287
                                                 250,000     Del Monte Corp., 6.75% due 2/15/2015                           247,187
                                                 110,000     Swift & Co., 12.50% due 1/01/2010                              115,500
                                                                                                                       ------------
                                                                                                                            406,389
------------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.4%                                    250,000     Boyd Gaming Corp., 7.75% due 12/15/2012                        258,125
                                                 125,000     CCM Merger, Inc., 8% due 8/01/2013 (i)                         125,625
                                                  65,000     Caesars Entertainment, Inc., 8.125% due 5/15/2011               68,819
                                                 180,000     Greektown Holdings LLC, 10.75% due 12/01/2013 (i)              192,600
                                                 140,000     Harrah's Operating Co., Inc., 5.75% due 10/01/2017             115,850
                                                 125,000     MGM Mirage, 6.75% due 4/01/2013                                124,062
                                                 250,000     Penn National Gaming, Inc., 6.75% due 3/01/2015                242,500
                                                  35,000     Poster Financial Group, Inc., 8.75% due 12/01/2011              36,400
                                                  45,000     Snoqualmie Entertainment Authority,
                                                               9.15% due 2/01/2014 (b)(i)                                    45,788
                                                 125,000     Station Casinos, Inc., 6.625% due 3/15/2018                    111,250
                                                 190,000     Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (i)        190,713
                                                 500,000     Wynn Las Vegas LLC, 6.625% due 12/01/2014                      495,000
                                                                                                                       ------------
                                                                                                                          2,006,732
------------------------------------------------------------------------------------------------------------------------------------
Health Care - 2.8%                               155,000     Accellent, Inc., 10.50% due 12/01/2013                         160,425
                                                 300,000     Angiotech Pharmaceuticals, Inc.,
                                                               9.11% due 12/01/2013 (b)(i)                                  306,375
                                                 250,000     Concentra Operating Corp., 9.125% due 6/01/2012                266,875
                                                 190,000     The Cooper Cos., Inc., 7.125% due 2/15/2015 (i)                192,850
                                                 125,000     Select Medical Corp., 7.625% due 2/01/2015                     112,500
                                                 215,000     Tenet Healthcare Corp., 9.875% due 7/01/2014                   217,150
                                                  40,000     Tenet Healthcare Corp., 9.25% due 2/01/2015                     39,600
                                                 120,000     Tenet Healthcare Corp., 6.875% due 11/15/2031                   94,800
                                                 250,000     VWR International, Inc., 6.875% due 4/15/2012                  252,500
                                                                                                                       ------------
                                                                                                                          1,643,075
------------------------------------------------------------------------------------------------------------------------------------
Housing - 4.2%                                   350,000     Ashton Woods USA LLC, 9.50% due 10/01/2015                     333,375
                                                 250,000     CPG International I, Inc., 10.50% due 7/01/2013                262,500
                                                 100,000     Esco Corp., 8.625% due 12/15/2013 (i)                          106,000
                                                 500,000     Forest City Enterprises, Inc., 7.625% due 6/01/2015            508,750
                                                 247,000     Goodman Global Holding Co., Inc.,
                                                               8.36% due 6/15/2012 (b)                                      248,852
                                                 140,000     Nortek, Inc., 8.50% due 9/01/2014                              136,150
                                                 250,000     Ply Gem Industries, Inc., 9% due 2/15/2012                     216,875
                                                 250,000     Standard-Pacific Corp., 6.50% due 8/15/2010                    238,125
                                                  50,000     Stanley-Martin Communities LLC, 9.75% due 8/15/2015             44,813
                                                 100,000     Technical Olympic USA, Inc., 8.75% due 4/01/2011 (i)            92,750
                                                 280,000     Texas Industries, Inc., 7.25% due 7/15/2013                    288,400
                                                                                                                       ------------
                                                                                                                          2,476,590
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                    Face
Industry                                          Amount                      Corporate Bonds                               Value
------------------------------------------------------------------------------------------------------------------------------------
Information Technology - 5.3%                   $ 70,000     Amkor Technology, Inc., 7.75% due 5/15/2013               $     68,600
                                                 300,000     Amkor Technology, Inc., 9.25% due 6/01/2016                    312,750
                                                 140,000     BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(i)                136,364
                                                  50,000     Compagnie Generale de Geophysique SA,
                                                               7.50% due 5/15/2015                                           51,500
                                                 225,000     Compagnie Generale de Geophysique-Veritas,
                                                               7.75% due 5/15/2017                                          234,563
                                                 750,000     Freescale Semiconductor, Inc.,
                                                               9.125% due 12/15/2014 (f)(i)                                 744,375
                                                  40,000     Freescale Semiconductor, Inc.,
                                                               9.23% due 12/15/2014 (b)(i)                                   39,900
                                                 375,000     Nortel Networks Ltd., 9.606% due 7/15/2011 (b)(i)              401,250
                                                 120,000     Sanmina-SCI Corp., 8.125% due 3/01/2016                        112,800
                                                 380,000     SunGard Data Systems, Inc., 9.125% due 8/15/2013               407,550
                                                  20,000     SunGard Data Systems, Inc., 10.25% due 8/15/2015                21,825
                                                 155,000     Telcordia Technologies, Inc., 10% due 3/15/2013 (i)            144,925
                                                 430,000     Viasystems, Inc., 10.50% due 1/15/2011                         432,150
                                                                                                                       ------------
                                                                                                                          3,108,552
------------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.7%                                   492,000     FelCor Lodging LP, 8.50% due 6/01/2011                         527,055
                                                  90,000     Great Canadian Gaming Corp., 7.25% due 2/15/2015 (i)            90,562
                                                 250,000     HRP Myrtle Beach Operations LLC,
                                                               10.07% due 4/01/2012 (b)(i)                                  251,250
                                                  15,000     Travelport, Inc., 9.875% due 9/01/2014 (i)                      15,713
                                                  65,000     Travelport, Inc., 9.985% due 9/01/2014 (b)(i)                   66,300
                                                 750,000     True Temper Sports, Inc., 8.375% due 9/15/2011                 667,500
                                                                                                                       ------------
                                                                                                                          1,618,380
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.7%                              70,000     American Railcar Industries, Inc.,
                                                               7.50% due 3/01/2014 (i)                                       71,925
                                                  40,000     Belden CDT, Inc., 7% due 3/15/2017 (i)                          40,801
                                                 250,000     CPI Holdco, Inc., 11.151% due 2/01/2015 (b)                    258,125
                                                 161,000     Invensys Plc, 9.875% due 3/15/2011 (i)                         173,276
                                                 310,000     Jarden Corp., 7.50% due 5/01/2017                              313,100
                                                 450,000     NXP B.V., 9.50% due 10/15/2015 (i)                             464,625
                                                  55,000     RBS Global, Inc., 8.875% due 9/01/2016 (i)                      55,550
                                                  40,000     RBS Global, Inc. & Rexnord Corp., 9.50% due 8/01/2014           41,600
                                                 255,000     RBS Global, Inc. & Rexnord Corp., 11.75% due 8/01/2016         273,806
                                                  30,000     Sensata Technologies, Inc., 8% due 5/01/2014                    29,813
                                                 470,000     Superior Essex Communications LLC, 9% due 4/15/2012            485,275
                                                 590,000     Trimas Corp., 9.875% due 6/15/2012                             589,263
                                                                                                                       ------------
                                                                                                                          2,797,159
------------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 3.2%                             285,000     Freeport-McMoRan Copper & Gold, Inc.,                          299,606
                                                               8.564% due 4/01/2015 (b)
                                                 590,000     Freeport-McMoRan Copper & Gold, Inc.,
                                                               8.375% due 4/01/2017                                         637,938
                                                 400,000     Foundation PA Coal Co., 7.25% due 8/01/2014                    405,000
                                                 250,000     Novelis, Inc., 7.25% due 2/15/2015                             264,375
                                                 250,000     Southern Copper Corp., 6.375% due 7/27/2015                    256,204
                                                                                                                       ------------
                                                                                                                          1,863,123
------------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.9%                                 385,000     Berry Plastics Holding Corp., 8.875% due 9/15/2014             393,662
                                                 250,000     Graham Packing Co., Inc., 8.50% due 10/15/2012                 253,750
                                                 330,000     Impress Holdings B.V., 8.481% due 9/15/2013 (b)(i)             337,425
                                                 300,000     Owens-Brockway Glass Container, Inc.,
                                                               8.25% due 5/15/2013                                          312,750
                                                 200,000     Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)        206,000
                                                 185,000     Pregis Corp., 12.375% due 10/15/2013 (i)                       203,500
                                                                                                                       ------------
                                                                                                                          1,707,087
------------------------------------------------------------------------------------------------------------------------------------
Paper - 5.9%                                      90,000     Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                 91,125
                                                 285,000     Abitibi-Consolidated, Inc., 6% due 6/20/2013                   242,250
                                                  10,000     Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                 9,400
                                                 250,000     Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                 171,250
                                                 250,000     Boise Cascade LLC, 8.231% due 10/15/2012 (b)                   250,937
                                                 250,000     Boise Cascade LLC, 7.125% due 10/15/2014                       247,500

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                    Face
Industry                                          Amount                      Corporate Bonds                               Value
------------------------------------------------------------------------------------------------------------------------------------
                                               $ 190,000     Bowater Canada Finance, Inc., 7.95% due 11/15/2011        $    184,775
                                                 200,000     Bowater, Inc., 6.50% due 6/15/2013                             180,500
                                                 525,000     Domtar, Inc., 7.125% due 8/15/2015                             522,375
                                                 400,000     Graphic Packaging International Corp.,
                                                               8.50% due 8/15/2011                                          416,000
                                                 420,000     NewPage Corp., 10% due 5/01/2012                               459,375
                                                 285,000     Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011         289,275
                                                 150,000     Smurfit-Stone Container Enterprises, Inc.,
                                                               8% due 3/15/2017 (i)                                         146,625
                                                 250,000     Verso Paper Holdings LLC, 9.125% due 8/01/2014 (i)             260,000
                                                                                                                       ------------
                                                                                                                          3,471,387
------------------------------------------------------------------------------------------------------------------------------------
Retail - 3.2%                                    155,000     Buffets, Inc., 12.50% due 11/01/2014                           161,200
                                                  60,000     Burlington Coat Factory Warehouse Corp.,
                                                             11.125% due 4/15/2014                                           61,200
                                                 320,000     General Nutrition Centers, Inc.,
                                                               9.85% due 3/15/2014 (f)(i)                                   312,144
                                                 260,000     General Nutrition Centers, Inc.,
                                                               10.75% due 3/15/2015 (i)                                     258,709
                                                 230,000     Michaels Stores, Inc., 10% due 11/01/2014 (i)                  246,100
                                                 370,000     Michaels Stores, Inc., 11.375% due 11/01/2016 (i)              398,675
                                                 200,000     Neiman Marcus Group, Inc., 9% due 10/15/2015 (f)               219,000
                                                 230,000     Rite Aid Corp., 7.50% due 3/01/2017                            227,125
                                                                                                                       ------------
                                                                                                                          1,884,153
------------------------------------------------------------------------------------------------------------------------------------
Service - 6.8%                                   250,000     Ahern Rentals, Inc., 9.25% due 8/15/2013                       260,937
                                                 350,000     Allied Waste North America, Inc. Series B,
                                                               7.25% due 3/15/2015                                          357,000
                                                 250,000     Ashtead Capital, Inc., 9% due 8/15/2016 (i)                    266,250
                                                 250,000     Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (i)           255,000
                                                 225,000     Avis Budget Car Rental LLC, 7.86% due 5/15/2014 (b)(i)         229,500
                                                 250,000     Buhrmann U.S., Inc., 8.25% due 7/01/2014                       252,500
                                                 250,000     Corrections Corp. of America, 7.50% due 5/01/2011              256,875
                                                 145,000     DI Finance Series B, 9.50% due 2/15/2013                       154,425
                                                 250,000     FTI Consulting, Inc., 7.625% due 6/15/2013                     259,375
                                                 500,000     The Geo Group, Inc., 8.25% due 7/15/2013                       521,250
                                                 185,000     Mac-Gray Corp., 7.625% due 8/15/2015                           188,700
                                                 120,000     Mobile Services Group, Inc., 9.75% due 8/01/2014 (i)           126,900
                                                  60,000     PNA Intermediate Holding Corp.,
                                                               12.36% due 2/15/2013 (b)(i)                                   61,500
                                                 220,000     Sally Holdings LLC, 10.50% due 11/15/2016 (i)                  226,050
                                                 250,000     United Rentals North America, Inc., 6.50% due 2/15/2012        249,375
                                                 215,000     United Rentals North America, Inc., 7% due 2/15/2014           214,463
                                                  50,000     Yankee Acquisition Corp., 8.50% due 2/15/2015 (i)               50,625
                                                  80,000     Yankee Acquisition Corp., 9.75% due 2/15/2017 (i)               81,000
                                                                                                                       ------------
                                                                                                                          4,011,725
------------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                     174,000     Ucar Finance, Inc., 10.25% due 2/15/2012                       182,700
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 2.9%                        125,000     Cincinnati Bell, Inc., 7.25% due 7/15/2013                     129,687
                                                  40,000     Citizens Communications Co., 6.25% due 1/15/2013                39,700
                                                 154,000     Inmarsat Finance Plc, 7.625% due 6/30/2012                     160,545
                                                 250,000     Nordic Telephone Co. Holdings ApS,
                                                               8.875% due 5/01/2016 (i)                                     267,500
                                                 150,000     ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(i)              159,000
                                                 500,000     Qwest Communications International, Inc.,
                                                               7.50% due 2/15/2014                                          515,000
                                                 250,000     Qwest Corp., 8.605% due 6/15/2013 (b)                          272,500
                                                 140,000     Tele Norte Leste Participacoes SA Series B,
                                                               8% due 12/18/2013                                            150,010
                                                                                                                       ------------
                                                                                                                          1,693,942
------------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.7%                             65,000     Britannia Bulk Plc, 11% due 12/01/2011 (i)                      63,050
                                                 145,000     Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (i)       150,981
                                                 250,000     OMI Corp., 7.625% due 12/01/2013                               253,750
                                                 500,000     Overseas Shipholding Group, Inc., 8.25% due 3/15/2013          523,750
                                                                                                                       ------------
                                                                                                                            991,531
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                    Face
Industry                                          Amount                      Corporate Bonds                               Value
------------------------------------------------------------------------------------------------------------------------------------
Utility - 5.5%                                 $ 206,000     The AES Corp., 8.875% due 2/15/2011                          $ 221,450
                                                  25,000     Conexant Systems, Inc., 9.11% due 11/15/2010 (b)(i)             25,812
                                                 774,000     ESI Tractebel Acquisition Corp. Series B,
                                                               7.99% due 12/30/2011                                         790,894
                                                 200,000     Edison Mission Energy, 7.50% due 6/15/2013                     206,500
                                                 219,035     FPL Energy National Wind LLC, 6.125% due 3/25/2019 (i)(j)      213,434
                                                 400,000     Mirant Americas Generation, Inc., 8.30% due 5/01/2011          410,000
                                                 250,000     NRG Energy, Inc., 7.25% due 2/01/2014                          256,250
                                                 150,000     NSG Holdings LLC, 7.75% due 12/15/2025 (i)                     156,750
                                                 260,000     Reliant Energy, Inc., 9.50% due 7/15/2013                      283,075
                                                 300,000     Reliant Energy, Inc., 6.75% due 12/15/2014                     316,875
                                                 237,987     Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)(j)           239,503
                                                 115,000     Transcontinental Gas Pipe Line Corp. Series B,
                                                               8.875% due 7/15/2012                                         130,813
                                                                                                                       ------------
                                                                                                                          3,251,356
------------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 4.7%                   425,000     American Towers, Inc., 7.25% due 12/01/2011                    437,750
                                                 100,000     Centennial Communications Corp.,
                                                               11.099% due 1/01/2013 (b)                                    105,250
                                                  90,000     Centennial Communications Corp., 8.125% due 2/01/2014           92,925
                                                 205,000     Cricket Communications, Inc., 9.375% due 11/01/2014 (i)        217,300
                                                 100,000     Digicel Group Ltd., 8.875% due 1/15/2015 (i)                    97,000
                                                 200,000     Digicel Group Ltd., 9.125% due 1/15/2015 (f)(i)                191,500
                                                 120,000     FiberTower Corp., 9% due 11/15/2012 (a)(i)                     135,300
                                                 310,000     MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (i)              327,825
                                                 250,000     Rogers Wireless Communications, Inc.,
                                                               8.48% due 12/15/2010 (b)                                     255,000
                                                 290,000     Rural Cellular Corp., 8.25% due 3/15/2012                      303,050
                                                 550,000     West Corp., 11% due 10/15/2016 (i)                             580,250
                                                                                                                       ------------
                                                                                                                          2,743,150
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Corporate Bonds (Cost - $55,189,573) - 95.6%          56,301,785
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Floating Rate Loan Interests (k)
------------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.4%                                   250,000     Travelport, Inc. Term Loan, 12.35% due 3/22/2012               241,875
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Floating Rate Loan Interests
                                                               (Cost - $242,536) - 0.4%                                     241,875
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
                                                    Held                      Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.4%                             14,935      Medis Technologies Ltd. (d)                                    252,551
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks (Cost - $305,426) - 0.4%                   252,551
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration & Production - 0.6%              80     EXCO Resources, Inc., 7% (a)                                       800
                                                     320     EXCO Resources, Inc., 11%                                      320,000
                                                                                                                       ------------
                                                                                                                            320,800
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%                              8     PTV, Inc. Series A, 10% (d)                                          32
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Preferred Stocks (Cost - $321,464) - 0.6%                320,832
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              Beneficial
                                                Interest                  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                             $ 1,391,417     BlackRock Liquidity Series,
                                                               LLC Cash Sweep Series, 5.26% (c)(h)                        1,391,417
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities (Cost - $1,391,417) - 2.4%       1,391,417
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $57,450,416*)  - 99.4%            58,508,460
                                                             Other Assets Less Liabilities - 0.6%                           372,253
                                                                                                                       ------------
                                                             Net Assets - 100.0%                                       $ 58,880,713
                                                                                                                       ============

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of March 31, 2007
--------------------------------------------------------------------------------
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                 $            57,469,210
                                                     =======================
      Gross unrealized appreciation                  $             1,554,586
      Gross unrealized depreciation                                 (515,336)
                                                     -----------------------
      Net unrealized appreciation                    $             1,039,250
                                                     =======================

(a)   Convertible security.

(b)   Floating rate security.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                             Net Activity      Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
        LLC Cash Sweep Series              $ (1,042,690)         $ 25,863
      --------------------------------------------------------------------------

(d)   Non-income producing security.

(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(h)   Represents the current yield as of March 31, 2007.

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j)   Subject to principal paydowns.

(k) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as London InterBank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

o     Swaps outstanding as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
      --------------------------------------------------------------------------
      Sold credit default protection on
      Novelis, Inc. and receive 1.40%

      Broker, JPMorgan Chase
      Expires January 2008                         $   150,000     $        294

      Sold credit default protection
      on Ford Motor Company and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                           $   250,000           (6,115)
      --------------------------------------------------------------------------
      Total                                                        $     (5,821)
                                                                   =============

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                        15,000     Honeywell International, Inc.                             $    690,900
                                                  43,000     Lockheed Martin Corp.                                        4,171,860
                                                  48,000     Northrop Grumman Corp.                                       3,562,560
                                                                                                                       ------------
                                                                                                                          8,425,320
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.0%                                  105,000     AMR Corp. (a)                                                3,197,250
                                                  86,000     Continental Airlines, Inc. Class B (a)(d)                    3,129,540
                                                                                                                       ------------
                                                                                                                          6,326,790
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%                            72,000     The Goodyear Tire & Rubber Co. (a)                           2,245,680
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.1%                               112,000     General Motors Corp.                                         3,431,680
                                                  53,000     Harley-Davidson, Inc.                                        3,113,750
                                                                                                                       ------------
                                                                                                                          6,545,430
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 5.5%                            23,000     The Bear Stearns Cos., Inc.                                  3,458,050
                                                  24,000     Goldman Sachs Group, Inc. (d)                                4,959,120
                                                  55,000     Lehman Brothers Holdings, Inc.                               3,853,850
                                                  66,000     Morgan Stanley                                               5,198,160
                                                                                                                       ------------
                                                                                                                         17,469,180
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                  82,000     E.I. du Pont de Nemours & Co.                                4,053,260
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%             17,000     Avery Dennison Corp.                                         1,092,420
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%                   61,000     Cisco Systems, Inc. (a)                                      6,663,330
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 5.2%                   144,000     Hewlett-Packard Co.                                          5,780,160
                                                  69,000     International Business Machines Corp.                        6,503,940
                                                   5,000     Lexmark International, Inc. Class A (a)                        292,300
                                                  69,000     NCR Corp. (a)                                                3,296,130
                                                 121,000     Sun Microsystems, Inc. (a)                                     727,210
                                                                                                                       ------------
                                                                                                                         16,599,740
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                           25,000     The First Marblehead Corp.                                   1,122,250
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.7%             45,000     Bank of America Corp.                                        2,295,900
                                                 172,000     Citigroup, Inc.                                              8,830,480
                                                 145,000     JPMorgan Chase & Co.                                         7,015,100
                                                                                                                       ------------
                                                                                                                         18,141,480
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                     58,000     AT&T Inc.                                                    2,286,940
Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.0%         96,000     Agilent Technologies, Inc. (a)                               3,234,240
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                   25,000     The Kroger Co.                                                 706,250
                                                   4,000     Safeway, Inc.                                                  146,560
                                                                                                                       ------------
                                                                                                                            852,810
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%                              83,000     Campbell Soup Co.                                            3,232,850
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.2%            8,000     Zimmer Holdings, Inc. (a)                                      683,280
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 9.3%           84,000     Aetna, Inc.                                                  3,678,360
                                                  65,000     AmerisourceBergen Corp.                                      3,428,750
                                                  55,000     Coventry Health Care, Inc. (a)                               3,082,750
                                                  53,000     Humana, Inc. (a)                                             3,075,060
                                                  63,000     McKesson Corp.                                               3,688,020
                                                  52,000     Medco Health Solutions, Inc. (a)                             3,771,560
                                                  88,000     UnitedHealth Group, Inc.                                     4,661,360
                                                  54,000     WellPoint, Inc. (a)(d)                                       4,379,400
                                                                                                                       ------------
                                                                                                                         29,765,260
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%              96,000     Brinker International, Inc.                                  3,139,200
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%                         27,000     The Procter & Gamble Co.                                     1,705,320
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.1%                                68,000     Automatic Data Processing, Inc.                           $  2,956,300
                                                  17,000     Broadridge Financial Solutions, Inc.                           334,900
                                                   9,000     Fiserv, Inc. (a)                                               477,540
                                                  74,000     Paychex, Inc.                                                2,802,380
                                                                                                                       ------------
                                                                                                                          6,571,120
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.7%                  154,000     General Electric Co.                                         5,445,440
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.8%                                  97,000     American International Group, Inc.                           6,520,340
                                                  46,000     Prudential Financial, Inc.                                   4,151,960
                                                  53,000     Safeco Corp.                                                 3,520,790
                                                  80,000     The Travelers Cos., Inc.                                     4,141,600
                                                                                                                       ------------
                                                                                                                         18,334,690
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.1%              120,000     Hasbro, Inc.                                                 3,434,400
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%             28,000     Waters Corp. (a)                                             1,624,000
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.5%                                   5,000     Cummins, Inc.                                                  723,600
                                                  13,000     Terex Corp. (a)                                                932,880
                                                                                                                       ------------
                                                                                                                          1,656,480
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                     156,000     The DIRECTV Group, Inc. (a)                                  3,598,920
                                                 142,000     Walt Disney Co.                                              4,889,060
                                                                                                                       ------------
                                                                                                                          8,487,980
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%                            60,000     Nucor Corp. (d)                                              3,907,800
                                                  47,000     Southern Copper Corp. (d)                                    3,368,020
                                                  36,000     United States Steel Corp.                                    3,570,120
                                                                                                                       ------------
                                                                                                                         10,845,940
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 4.5%                           45,000     JC Penney Co., Inc. (d)                                      3,697,200
                                                  50,000     Kohl's Corp. (a)                                             3,830,500
                                                  67,000     Nordstrom, Inc.                                              3,546,980
                                                  54,000     Target Corp.                                                 3,200,040
                                                                                                                       ------------
                                                                                                                         14,274,720
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 10.9%               94,000     Chevron Corp.                                                6,952,240
                                                 173,000     Exxon Mobil Corp.                                           13,052,850
                                                  88,000     Frontier Oil Corp.                                           2,872,320
                                                  41,000     Marathon Oil Corp.                                           4,052,030
                                                  34,000     Tesoro Corp.                                                 3,414,620
                                                  66,000     Valero Energy Corp.                                          4,256,340
                                                                                                                       ------------
                                                                                                                         34,600,400
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%                          38,000     The Estee Lauder Cos., Inc. Class A                          1,856,300
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.6%                            16,000     Johnson & Johnson                                              964,160
                                                 119,000     Merck & Co., Inc.                                            5,256,230
                                                 291,000     Pfizer, Inc.                                                 7,350,660
                                                 166,000     Schering-Plough Corp.                                        4,234,660
                                                                                                                       ------------
                                                                                                                         17,805,710
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   157,000     Altera Corp. (d)                                             3,138,430
Equipment - 6.4%                                  90,000     Analog Devices, Inc.                                         3,104,100
                                                 213,000     Applied Materials, Inc.                                      3,902,160
                                                 165,000     Integrated Device Technology, Inc. (a)                       2,544,300
                                                  46,000     Kla-Tencor Corp.                                             2,452,720
                                                  29,000     Novellus Systems, Inc. (a)                                     928,580
                                                 108,000     Nvidia Corp. (a)                                             3,108,240
                                                  50,000     Xilinx, Inc.                                                 1,286,500
                                                                                                                       ------------
                                                                                                                         20,465,030
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Software - 6.9%                                  199,000     BEA Systems, Inc. (a)                                     $  2,306,410
                                                 130,000     Compuware Corp. (a)                                          1,233,700
                                                 110,000     McAfee, Inc. (a)                                             3,198,800
                                                 312,000     Microsoft Corp.                                              8,695,440
                                                 275,000     Oracle Corp. (a)                                             4,985,750
                                                  62,000     Synopsys, Inc. (a)                                           1,626,260
                                                                                                                       ------------
                                                                                                                         22,046,360
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.7%                           42,000     Abercrombie & Fitch Co. Class A                              3,178,560
                                                  99,000     American Eagle Outfitters, Inc.                              2,969,010
                                                   2,000     AutoZone, Inc. (a)                                             256,280
                                                  85,000     Staples, Inc.                                                2,196,400
                                                                                                                       ------------
                                                                                                                          8,600,250
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.2%           75,000     Coach, Inc. (a)                                              3,753,750
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%                 13,000     The PMI Group, Inc.                                            587,860
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                                    12,000     Altria Group, Inc.                                           1,053,720
                                                  52,000     UST, Inc. (d)                                                3,014,960
                                                                                                                       ------------
                                                                                                                          4,068,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks
                                                             (Cost - $269,559,174) - 99.9%                              318,043,890
-----------------------------------------------------------------------------------------------------------------------------------
                                              Beneficial
                                                Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                             $27,338,700     BlackRock Liquidity Series, LLC Money Market
                                                             Series, 5.33% (b)(c)(e)                                     27,338,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $27,338,700) - 8.6%                                 27,338,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments  (Cost - $296,897,874*)  - 108.5%        345,382,590
                                                             Liabilities in Excess of Other Assets - (8.5%)             (27,108,525)
                                                                                                                       ------------
                                                             Net Assets - 100.0%                                       $318,274,065
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $298,197,029
                                                                   ============
      Gross unrealized appreciation                                $ 53,666,582
      Gross unrealized depreciation                                  (6,481,021)
                                                                   ------------
      Net unrealized appreciation                                  $ 47,185,561
                                                                   ============

(a)   Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
--------------------------------------------------------------------------------
                                                                Net     Interest
Affiliate                                                     Activity   Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC Cash Sweep Series                     -   $1,310
BlackRock Liquidity Series, LLC Money Market Series         $13,141,000   $8,633
--------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

(d)   Security, or a portion of security, is on loan.

(e)   Represents the current yield as of March 31, 2007.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      Face                                                       Interest    Maturity
                                     Amount                    Issue                              Rate**       Date        Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 5.9%    $13,000,000   American Express Bank, FSB                        5.27 %    4/10/2007  $ 13,000,000
                                    1,000,000   Citibank, NA                                      5.31      4/05/2007       999,993
                                    4,000,000   Citibank, NA                                      5.30      6/21/2007     3,999,404
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Certificates of Deposit
                                                (Cost - $18,000,000)                                                     17,999,397
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -
Yankee - 11.4%                      3,500,000   Bank Nationale de Paris, NY                      5.345     7/30/2007      3,499,955

                                    2,715,000   Bank Nationale de Paris, NY                      5.27      10/03/2007     2,715,000
                                    3,500,000   Bank of Nova Scotia, NY (b)                      5.265     12/31/2007     3,499,530
                                    7,000,000   Canadian Imperial Bank of Commerce (b)           5.40       3/17/2008     7,000,000
                                   10,000,000   Credit Suisse, NY                                5.28       4/16/2007    10,000,000
                                    3,045,000   HBOS Treasury Services Plc, NY                   5.27      10/03/2007     3,045,000
                                    5,000,000   Norinchukin Bank, NY                             5.325      5/25/2007     4,999,592
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Certificates of Deposit - Yankee
                                                (Cost - $34,759,549)                                                     34,759,077
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 62.9%              960,000   Abbey National North America LLC                 5.22       6/06/2007       950,934
                                    1,490,000   Allied Irish Banks North America, Inc.           5.21       8/06/2007     1,462,705
                                    2,500,000   Amstel Funding Corp.                             5.28       4/18/2007     2,494,133
                                    4,000,000   Amsterdam Funding Corp.                          5.25       4/25/2007     3,986,583
                                    8,300,000   Aspen Funding Corp.                              5.24       5/16/2007     8,249,255
                                    2,000,000   Aspen Funding Corp.                              5.23       6/28/2007     1,974,604
                                    6,600,000   Atlantis One Funding Corp.                       5.235      6/18/2007     6,525,644
                                    5,000,000   Banco Bilbao Vizcaya Argentaria Puerto Rico      5.24       4/04/2007     4,998,610
                                    4,100,000   Banco Bilbao Vizcaya Argentaria Puerto Rico      5.26       5/29/2007     4,065,854
                                      795,000   The Bear Stearns Cos., Inc.                      5.18       8/10/2007       779,985
                                    3,700,000   Beethoven Funding Corp.                          5.275      4/04/2007     3,698,916
                                    1,050,000   Beethoven Funding Corp.                          5.255      4/25/2007     1,046,632
                                    3,500,000   Brahms Funding Corp.                             5.28       4/25/2007     3,488,193
                                    5,074,000   Bryant Park Funding LLC                          5.27       4/25/2007     5,056,916
                                    5,000,000   CAFCO, LLC                                       5.25       4/20/2007     4,986,875
                                    2,000,000   CIT Group Inc.                                   5.24       4/26/2007     1,993,313
                                    3,559,000   Cancara Asset Securitization Ltd.                5.24       4/04/2007     3,558,009
                                    1,000,000   Citigroup Funding Inc.                           5.26       5/16/2007       993,909
                                    5,000,000   Citigroup Funding Inc.                           5.25       5/21/2007     4,964,991
                                    3,000,000   Citigroup Funding Inc.                           5.25       5/22/2007     2,978,566
                                    7,795,000   Countrywide Financial Corp.                      5.27       4/12/2007     7,783,589
                                    5,000,000   Cullinan Finance Corp.                           5.245      5/22/2007     4,963,457
                                    4,250,000   Deutsche Bank Securities Financial LLC           5.26       4/19/2007     4,239,443
                                    1,000,000   Emerald Notes (BA Credit Card Trust)             5.25       5/08/2007       994,846
                                    1,218,000   Erasmus Capital Corp.                            5.24       6/15/2007     1,204,777

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      Face                                                       Interest    Maturity
                                     Amount                    Issue                              Rate**       Date        Value
------------------------------------------------------------------------------------------------------------------------------------
                                  $ 3,400,000   Gemini Securitization Corp.                       5.27 %    4/04/2007   $ 3,399,005
                                    5,000,000   Gemini Securitization Corp.                       5.25      5/01/2007     4,978,855
                                    2,000,000   Gemini Securitization Corp.                       5.245     5/07/2007     1,989,801
                                    3,000,000   General Electric Capital Corp.                    5.215     8/21/2007     2,939,028
                                    3,000,000   Greyhawk Funding LLC                              5.24      5/24/2007     2,978,227
                                    3,000,000   Hudson-Thames LLC                                 5.26      4/09/2007     2,996,971
                                    5,646,000   Lake Constance Funding LLC                        5.27      4/18/2007     5,632,776
                                    5,000,000   Lake Constance Funding LLC                        5.23      6/15/2007     4,945,825
                                    5,000,000   Landale Funding LLC                               5.25      5/15/2007     4,969,042
                                    5,000,000   Links Finance LLC                                 5.24      5/16/2007     4,969,431
                                    3,000,000   Macquarie Bank Ltd.                               5.24      7/16/2007     2,954,061
                                    2,620,000   Macquarie Bank Ltd.                               5.22      8/07/2007     2,571,632
                                      760,000   Macquarie Bank Ltd.                               5.19      8/13/2007       745,324
                                   10,000,000   Newport Funding Corp.                             5.24      4/23/2007     9,969,762
                                      438,000   Nieuw Amsterdam Receivables Corp.                 5.26      5/15/2007       435,283
                                    1,600,000   North Sea Funding LLC                             5.28      4/27/2007     1,594,133
                                    1,000,000   Polonius Inc.                                     5.29      4/16/2007       997,943
                                    5,600,000   Polonius Inc.                                     5.26      5/22/2007     5,559,913
                                    7,600,000   Simba Funding Corp.                               5.24      6/18/2007     7,514,378
                                    1,065,000   Skandinaviska Enskilda Banken AB                  5.206     8/08/2007     1,045,188
                                      552,000   Solitaire Funding LLC                             5.24      6/01/2007       547,133
                                    3,000,000   Stony Point Capital Co., LLC                      5.33      4/20/2007     2,992,005
                                    1,440,000   Swedbank Mortgage AB                              5.225     6/04/2007     1,426,745
                                    2,000,000   Tasman Funding Inc.                               5.25      6/29/2007     1,973,458
                                    1,321,000   UBS Finance (Delaware), LLC                       5.24      5/24/2007     1,311,502
                                    2,400,000   UBS Finance (Delaware), LLC                       5.24      6/08/2007     2,376,638
                                    1,400,000   UniCredito Italiano Bank Ireland                  5.225     7/09/2007     1,379,972
                                      620,000   UniCredito Italiano Bank Ireland                  5.235     8/06/2007       608,642
                                    6,145,000   UniCredito Italiano Bank Ireland                  5.15      8/10/2007     6,028,939
                                    2,150,000   Valcour Bay Capital Co. LLC                       5.31      4/12/2007     2,146,829
                                   10,000,000   Versailles CDS, LLC                               5.21      5/14/2007     9,939,525
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Commercial Paper
                                                (Cost - $191,354,214)                                                   191,358,705
------------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 3.9%           3,000,000   Genworth Life Insurance Co. (a)(b)                5.40     10/01/2007     3,000,000
                                    9,000,000   Jackson National Life Insurance Co. (a)(b)        5.38      5/01/2007     9,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Funding Agreements
                                                (Cost - $12,000,000)                                                     12,000,000
------------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 9.5%            1,000,000   Bank of Ireland (b)                               5.32      4/18/2008     1,000,000
                                    7,000,000   General Electric Capital Corp. (b)                5.445    10/17/2007     7,000,000

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                      Face                                                       Interest    Maturity
                                     Amount                    Issue                              Rate**       Date        Value
------------------------------------------------------------------------------------------------------------------------------------
                                  $ 4,100,000   Goldman Sachs Group, Inc. (b)                     5.37 %     4/14/2008  $ 4,100,000
                                    3,000,000   HSBC Finance Corp. (b)                            5.37       4/24/2008    3,000,000
                                    1,300,000   MetLife Global Funding I (b)                      5.35       4/04/2008    1,300,000
                                    1,750,000   MetLife Global Funding I (b)                      5.41       4/15/2008    1,750,000
                                    2,000,000   Northern Rock Plc (b)                             5.43       4/08/2008    2,000,000
                                    1,900,000   Principal Life Insurance Co. (b)                  5.36      12/07/2007    1,900,772
                                    7,000,000   Stanfield Victoria Finance Ltd. (b)               5.32       6/04/2007    6,999,821
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Medium-Term Notes
                                                (Cost - $29,050,593)                                                     29,050,593
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency &           4,200,000   Fannie Mae                                        4.15       7/13/2007    4,186,787
Instrumentality Obligations -       3,000,000   Fannie Mae                                        4.875      1/11/2008    2,993,646
Non-Discount - 6.1%                 1,000,000   Fannie Mae                                        4.96       2/08/2008      998,652
                                    1,000,000   Federal Home Loan Bank System                     4.00       6/13/2007      997,318
                                    2,000,000   Federal Home Loan Bank System                     4.00       6/22/2007    1,994,296
                                      750,000   Federal Home Loan Bank System                     4.21       9/14/2007      746,402
                                    1,400,000   Freddie Mac                                       4.45       9/28/2007    1,394,581
                                      700,000   Freddie Mac                                       4.595     10/05/2007      697,713
                                      800,000   Freddie Mac                                       4.625     10/05/2007      797,506
                                    1,000,000   Freddie Mac                                       4.655     10/11/2007      996,955
                                      700,000   Freddie Mac                                       4.705     10/11/2007      698,047
                                    1,000,000   Freddie Mac                                       4.75      10/24/2007      996,883
                                    1,100,000   U.S. Treasury Notes                               4.375      1/31/2008    1,094,715
------------------------------------------------------------------------------------------------------------------------------------
                                                Total U.S. Government, Agency &
                                                Instrumentality Obligations - Non-Discount
                                                (Cost - $18,638,831)                                                     18,593,501
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.4%         7,242,000   Deutsche Bank Securities Inc., purchased on
                                                3/30/2007 to yield  5.33% to 4/02/2007,
                                                repurchase price of  $7,245,217 collateralized
                                                by FNMA, 2.50% due 6/15/2008                                              7,242,000
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Repurchase Agreement (Cost - $7,242,000)                            7,242,000
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $311,045,187*)  - 102.1%                      311,003,273
                                                Liabilities in Excess of Other Assets - (2.1%)                           (6,530,861)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 304,472,412
                                                                                                                      =============

*     Cost for federal income tax purposes.

** Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon indexes. The interest rates shown are the rates in effect at March 31, 2007.

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio
Schedule of Investments as of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
     (a) Restricted securities as to resale, representing 3.9% of net assets were as follows:
        --------------------------------------------------------------------------------------------------------
                                                              Acquisition
         Issue                                                    Dates            Cost              Value
        --------------------------------------------------------------------------------------------------------
         Genworth Life Insurance Co.,
         5.40% due 10/01/2007                                  10/02/2006       $  3,000,000       $  3,000,000
         Jackson National Life
         Insurance Co., 5.38% due 5/01/2007                     5/01/2006       $  9,000,000       $  9,000,000
        --------------------------------------------------------------------------------------------------------
         Total                                                                  $ 12,000,000       $ 12,000,000
                                                                                ================================
     (b) Floating rate security.

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      BlackRock Series Funds, Inc.

      By: /s/ Robert C. Doll, Jr.
          ----------------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          BlackRock Series Funds, Inc.

      Date: May 21, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Robert C. Doll, Jr.
          ----------------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          BlackRock Series Funds, Inc.

      Date: May 21, 2007

      By: /s/ Donald C. Burke
          ----------------------------
          Donald C. Burke
          Chief Financial Officer
          BlackRock Series Funds, Inc.

      Date: May 21, 2007